                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07841
                                  ---------------------------------------------

                      J.P. Morgan Mutual Fund Select Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            522 Fifth Avenue,  New York,                       NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   ----------------------------

Date of fiscal year end:  August 31, 2004
                        ---------------------------------------------
Date of reporting period: September 1, 2003 through February 29, 2004
                         --------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

JPMORGAN FUNDS


SEMI - ANNUAL REPORT
FEBRUARY 29 2004 (UNAUDITED)


TAX FREE FUNDS

CALIFORNIA BOND FUND

INTERMEDIATE TAX FREE INCOME FUND

NEW JERSEY TAX FREE INCOME FUND

NEW YORK INTERMEDIATE TAX FREE INCOME FUND

TAX FREE INCOME FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMORGAN FLEMING ASSET MANAGEMENT is a premier global wealth manager that has been working with affluent investors for over a hundred years. This experience provides us with a keen understanding of the unique needs of the affluent investor's portfolio. The legacy of our experience, coupled with our GLOBAL INTELLECTUAL CAPITAL, is the foundation from which our investment products have been built. We have a worldwide investment presence. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our marketplace. JPMorgan Fleming Asset Management is an EXPERIENCED PARTNER dedicated to working with your financial advisor to help provide you with a broad array of WEALTH SOLUTIONS.

CONTENTS

President's Letter                                                      1

Fund Commentaries:                                                      2

JPMorgan California Bond Fund                                           2

JPMorgan Intermediate Tax Free Income Fund                              4

JPMorgan New Jersey Tax Free Income Fund                                6

JPMorgan New York Intermediate Tax Free Income Fund                     8

JPMorgan Tax Free Income Fund                                          10

Portfolio of Investments                                               12

Financial Statements                                                   50

Notes to Financial Statements                                          57

Financial Highlights                                                   74

HIGHLIGHTS

-  Economic recovery underway

-  Municipals trade closely with Treasuries

-  Important merger news

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN
  TAX FREE FUNDS

LETTER TO SHAREHOLDERS  APRIL 12, 2004

[PHOTO OF GEORGE C.W. GATCH]

"ECONOMIC GROWTH ACCELERATED DURING THE LAST FEW MONTHS OF THE YEAR -- SHOWING SIGNS THAT IT WAS BECOMING SELF-SUSTAINING AND NO LONGER DRIVEN BY FISCAL AND MONETARY POLICY."

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the JPMorgan Tax Free Funds for the six month period ended February 29, 2004. Inside you'll find in-depth information on some of our fixed income funds along with an update from the portfolio management team.

THE ECONOMIC RECOVERY STEADIES

As the period began, a strong economic recovery seemed to be underway. For example, during the third quarter, the U.S. gross domestic product (GDP) -- the total output of all goods and services produced in the United States -- had grown 8.2%. Nonetheless, American companies continued to lay off employees and delayed adding to their inventory. Inflation remained low; in fact, the general impression was of ongoing deflation. The perceived risk of deflation, which dominated the second quarter of 2003, appeared to have subsided. Economic growth accelerated during the last few months of the year -- showing signs that it was becoming self-sustaining and no longer driven by fiscal and monetary policy.

Fourth-quarter GDP growth was reported at 4.1%, below the market consensus of 4.5% to 5%. Some attributed the lower-than-expected GDP to weak inventory accumulation and suggested that stronger growth was likely in early 2004. Supporting this theory was the continued capital spending and earnings growth of America's corporations. In February, economic data reinforced the expectation that the economy would continue to grow at about 4%.

MUNICIPALS TRADE CLOSELY WITH TREASURIES

Early in the period, limited issuance and year-end pressures in the market drove up municipal yields. In October, for example, fixed-rate tax-exempt yields ranged from 95% to 105% of Treasury bill yields. These historically rich levels remained unchanged in December as issuance slowed in the face of strong demand. Absent meaningful supply in January, municipal ratios did not exhibit any clear trend. When supply failed to materialize during February, tax-exempt issues performed well and the broader municipal market continued to trade directionally with Treasury rates. In the near term, as supply remains low, we expect municipals to continue trading closely with Treasuries.

IMPORTANT MERGER NEWS

As you may know, JPMorgan Chase and Bank One have agreed to merge by mid-2004, subject to approval of the Firms' shareholders and certain regulatory agencies. We believe that the merger is compelling both strategically and financially. We believe that the newly combined organization will have top-tier positions in both wholesale and retail financial services, an extensive client base and greater scale. And we will have an extraordinarily talented team that shares common values and a strong client orientation.

In the months ahead, your portfolio managers will continue to work hard on your behalf. They will try to obtain the highest possible tax-exempt yields in this low interest rate environment while focusing on the preservation of your principal. On behalf of all of us here at JPMorgan Fleming Asset Management, thank you for the trust you have placed in us over the years. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMORGAN
  CALIFORNIA BOND FUND

AS OF FEBRUARY 29, 2004                                              (Unaudited)

FUND FACTS

Fund Inception                          12/23/1996

Fiscal Year End                          AUGUST 31

Net Assets as of 2/29/2004
(In Millions)                               $138.3

Primary Benchmark                LEHMAN CALIFORNIA
                                       COMPETITIVE
                                      INTERMEDIATE
                                 BOND INDEX (1-17)

Average Credit Quality                          AA

Duration                                 5.0 YEARS

Q: HOW DID THE FUND PERFORM?

A: The JPMorgan California Bond Fund, which seeks to provide high after-tax return for California residents consistent with moderate risk of capital, had a total return of 5.57% (Institutional Shares) for the six-month period ended February 29, 2004. This compares with the 5.49% return of its benchmark index, the Lehman California Competitive Intermediate Bond Index (1-17 year).

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund outperformed its benchmark during the period. Our overweight to 10- to 15-year part of the yield curve added to performance as the curve flattened. Our high-quality bias hurt performance slightly when lower quality issues outperformed. The Fund was overweight insured paper and high-quality uninsured paper. We were underweight hospitals, airports, tobacco debt and other high-yield sectors, which experienced a technical rebound following a severe widening in spreads. As municipalities continue to struggle with budget deficits, we continue to be concerned about the stability of these credits. We also made what we consider a prudent decision to avoid the risks specific to airport and tobacco debt. We plan to maintain our high-quality bias.

Q: HOW WAS THE FUND MANAGED?

A: The economic expansion quickened, beginning the transition from being policy-dependent to becoming self-sustaining. Strong profits supported the corporate sector's gradual increase in capital spending and hiring. Yet, with ongoing excess capacity and comparatively high unemployment, consumer price inflation continued to decelerate. The Federal Reserve Board continued to indicate that it would keep its monetary policy on hold until economic conditions warrant a change. The U.S. gross domestic product (GDP) grew at 4.1% during the fourth quarter, slightly below the market consensus of 4.5% to 5%. January and February economic data were mixed. Industrial production rose, and new orders were near the two-decade high recorded in December. Yields for Municipals were attractive relative to Treasury yields, which ended the six-month period notably lower than the peak they reached in early September.

   Although California's economy has been resilient, investors were troubled by the state's large budget deficit. Moody's Investor's Service, Standard & Poor's and Fitch Ratings maintained their negative credit rating. In fact, California debt was downgraded by Moody's to Baa1, which caused spreads to widen about 15 to 20 basis points (one basis point is 1/100 of a percent). Since then, California spreads have stabilized and started to rally.

   We overweighted the 10- to 15-year part of the yield curve. We sold into strong retail demand, took profits on long-term securities, and purchased select issues at attractive prices. As California spreads widened, we bought high-quality issues that were not State of California general obligation bonds and funded those purchases with out-of-state paper. We increased our weightings in essential service revenue bonds, which should be insulated from budget issues.

                                                            SEMI - ANNUAL REPORT
                                                                FEBRUARY 29 2004

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2004

                                                                          SINCE
                                                                      INCEPTION
                                     1 YEAR    3 YEARS    5 YEARS    (12/23/96)
-------------------------------------------------------------------------------
CLASS A SHARES
            Without Sales Charge       4.80%      5.44%      5.19%         5.57%
               With Sales Charge*      0.10%      3.82%      4.23%         4.90%

INSTITUTIONAL SHARES                   5.02%      5.64%      5.36%         5.73%

SELECT SHARES                          4.75%      5.40%      5.17%         5.56%

* Sales Charge for Class A Shares is 4.50%.

[CHART]

LIFE OF FUND PERFORMANCE (12/23/96 TO 2/29/04)

                                                                                       LIPPER
                   JPMORGAN CALIFORNIA          LEHMAN CALIFORNIA COMPETITIVE   CALIFORNIA MUNICIPAL
             BOND FUND (INSTITUTIONAL SHARES)   INTERMEDIATE BOND INDEX (1-17)    DEBT FUNDS INDEX
Dec-1996               $  3,000,000                      $  3,000,000               $  3,000,000
Dec-1996               $  3,009,300                      $  3,000,000               $  3,000,000
Jan-1997               $  3,003,281                      $  3,010,800               $  2,996,400
Feb-1997               $  3,028,809                      $  3,034,585               $  3,023,667
Mar-1997               $  2,999,127                      $  2,999,688               $  2,981,941
Apr-1997               $  3,016,822                      $  3,018,886               $  3,009,076
May-1997               $  3,061,169                      $  3,061,150               $  3,055,115
Jun-1997               $  3,090,250                      $  3,089,925               $  3,087,805
Jul-1997               $  3,165,343                      $  3,167,482               $  3,182,909
Aug-1997               $  3,135,906                      $  3,140,875               $  3,148,534
Sep-1997               $  3,174,791                      $  3,166,630               $  3,191,354
Oct-1997               $  3,179,236                      $  3,187,213               $  3,210,183
Nov-1997               $  3,193,224                      $  3,198,369               $  3,229,444
Dec-1997               $  3,241,761                      $  3,236,749               $  3,280,792
Jan-1998               $  3,265,102                      $  3,274,295               $  3,312,944
Feb-1998               $  3,266,734                      $  3,280,189               $  3,312,281
Mar-1998               $  3,258,894                      $  3,277,565               $  3,312,944
Apr-1998               $  3,238,363                      $  3,263,799               $  3,291,410
May-1998               $  3,287,586                      $  3,309,166               $  3,347,364
Jun-1998               $  3,295,477                      $  3,320,748               $  3,361,088
Jul-1998               $  3,303,386                      $  3,332,371               $  3,367,810
Aug-1998               $  3,355,910                      $  3,383,023               $  3,425,063
Sep-1998               $  3,408,933                      $  3,431,400               $  3,476,781
Oct-1998               $  3,410,296                      $  3,436,204               $  3,464,960
Nov-1998               $  3,421,209                      $  3,447,887               $  3,480,552
Dec-1998               $  3,423,262                      $  3,452,714               $  3,482,641
Jan-1999               $  3,470,503                      $  3,494,837               $  3,521,298
Feb-1999               $  3,448,986                      $  3,484,353               $  3,504,044
Mar-1999               $  3,453,125                      $  3,493,063               $  3,510,701
Apr-1999               $  3,450,708                      $  3,495,858               $  3,515,968
May-1999               $  3,431,729                      $  3,476,281               $  3,488,191
Jun-1999               $  3,382,998                      $  3,432,828               $  3,430,985
Jul-1999               $  3,407,356                      $  3,455,484               $  3,437,504
Aug-1999               $  3,398,156                      $  3,443,044               $  3,394,879
Sep-1999               $  3,413,108                      $  3,459,915               $  3,392,502
Oct-1999               $  3,391,264                      $  3,438,464               $  3,333,812
Nov-1999               $  3,420,090                      $  3,469,066               $  3,367,484
Dec-1999               $  3,402,647                      $  3,443,048               $  3,332,125
Jan-2000               $  3,404,689                      $  3,454,410               $  3,308,467
Feb-2000               $  3,434,650                      $  3,483,082               $  3,362,395
Mar-2000               $  3,490,291                      $  3,534,632               $  3,448,809
Apr-2000               $  3,474,934                      $  3,514,131               $  3,417,424
May-2000               $  3,471,112                      $  3,519,050               $  3,400,337
Jun-2000               $  3,547,129                      $  3,592,247               $  3,498,607
Jul-2000               $  3,585,438                      $  3,632,121               $  3,554,935
Aug-2000               $  3,637,785                      $  3,689,145               $  3,632,077
Sep-2000               $  3,629,782                      $  3,674,757               $  3,609,558
Oct-2000               $  3,657,369                      $  3,697,908               $  3,642,766
Nov-2000               $  3,674,193                      $  3,716,768               $  3,669,722
Dec-2000               $  3,748,411                      $  3,776,979               $  3,764,034
Jan-2001               $  3,791,143                      $  3,826,458               $  3,779,843
Feb-2001               $  3,796,830                      $  3,835,641               $  3,791,938
Mar-2001               $  3,814,295                      $  3,852,902               $  3,816,586
Apr-2001               $  3,751,741                      $  3,797,420               $  3,741,781
May-2001               $  3,805,015                      $  3,849,824               $  3,788,179
Jun-2001               $  3,828,987                      $  3,870,228               $  3,812,423
Jul-2001               $  3,878,764                      $  3,924,024               $  3,875,710
Aug-2001               $  3,951,297                      $  3,996,226               $  3,974,928
Sep-2001               $  3,941,419                      $  3,985,437               $  3,950,283
Oct-2001               $  4,001,722                      $  4,026,088               $  3,991,761
Nov-2001               $  3,958,504                      $  3,997,100               $  3,955,835
Dec-2001               $  3,920,502                      $  3,967,522               $  3,911,134
Jan-2002               $  3,985,190                      $  4,035,763               $  3,965,499
Feb-2002               $  4,030,621                      $  4,082,981               $  4,009,120
Mar-2002               $  3,942,351                      $  3,998,055               $  3,917,311
Apr-2002               $  4,015,679                      $  4,072,419               $  3,986,256
May-2002               $  4,044,591                      $  4,107,849               $  4,016,152
Jun-2002               $  4,076,544                      $  4,139,069               $  4,047,478
Jul-2002               $  4,116,494                      $  4,183,357               $  4,093,215
Aug-2002               $  4,171,655                      $  4,236,904               $  4,151,339
Sep-2002               $  4,257,174                      $  4,320,795               $  4,262,179
Oct-2002               $  4,165,645                      $  4,229,626               $  4,147,527
Nov-2002               $  4,150,232                      $  4,228,357               $  4,135,914
Dec-2002               $  4,236,972                      $  4,298,548               $  4,223,181
Jan-2003               $  4,211,126                      $  4,283,073               $  4,187,707
Feb-2003               $  4,262,502                      $  4,342,179               $  4,252,197
Mar-2003               $  4,260,371                      $  4,346,522               $  4,249,221
Apr-2003               $  4,293,175                      $  4,373,905               $  4,284,914
May-2003               $  4,385,908                      $  4,460,508               $  4,389,895
Jun-2003               $  4,356,084                      $  4,428,392               $  4,354,776
Jul-2003               $  4,215,382                      $  4,299,083               $  4,188,859
Aug-2003               $  4,240,675                      $  4,336,485               $  4,216,924
Sep-2003               $  4,357,717                      $  4,450,101               $  4,338,371
Oct-2003               $  4,335,493                      $  4,423,846               $  4,325,790
Nov-2003               $  4,361,072                      $  4,453,043               $  4,379,430
Dec-2003               $  4,396,833                      $  4,483,324               $  4,415,779
Jan-2004               $  4,418,817                      $  4,504,395               $  4,436,533
Feb-2004               $  4,477,196                      $  4,574,664               $  4,513,729

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

The Fund commenced operations on 12/23/96.

Returns for the Select Shares prior to 4/21/97 (offering date of Select Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Select Shares.

Returns for the Class A Shares prior to 9/10/01 (offering date of Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan California Bond Fund, Lehman California Competitive Intermediate Bond Index (1-17), and Lipper California Municipal Debt Funds Index from December 23, 1996 to February 29, 2004. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman California Competitive Intermediate Bond Index (1-17) is an unmanaged index of California general obligation and revenue bonds which measures California-tax exempt bond market performance and reflects the universe of securities in which the funds invest. The Lipper California Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN INTERMEDIATE TAX FREE
  INCOME FUND

AS OF FEBRUARY 29, 2004                                              (Unaudited)

FUND FACTS

Fund Inception                              1/1/97

Fiscal Year End                          AUGUST 31

Net Assets as of 2/29/2004
(In Millions)                             $1,561.0

Primary Benchmark               LEHMAN COMPETITIVE
                                INTERMEDIATE (1-17
                                 MATURITIES) INDEX

Average Credit Quality                          AA

Duration                                 5.6 YEARS

Q: HOW DID THE FUND PERFORM?

A: The JPMorgan Fleming Intermediate Tax Free Income Fund, which seeks to provide monthly dividends which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations, had a total return of 5.26% (Select Shares) for the six-month period ended February 29, 2004. This compares with the 5.58% return of its benchmark index, the Lehman Competitive Intermediate (1-17 maturities) Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund underperformed its benchmark during the period. One detractor was our high-quality bias at a time when lower quality issues performed better. We were underweight to hospitals, airports, tobacco debt and other high-yield sectors, which experienced a technical rebound following a severe widening in spreads. As municipalities continue to struggle with budget deficits, we continue to be concerned about the stability of these credits. We also made what we consider a prudent decision to avoid the risks specific to airport and tobacco debt. We plan to maintain our high-quality bias. The eight-year part of the yield curve outperformed, enhancing performance. Also contributing was our continued overweight to revenue bonds.

Q: HOW WAS THE FUND MANAGED?

A: The economic expansion quickened, beginning the transition from being policy-dependent to becoming self-sustaining. Strong profits supported the corporate sector's gradual increase in capital spending and hiring. Yet, with ongoing excess capacity and comparatively high unemployment, consumer price inflation continued to decelerate. The Federal Reserve Board continued to indicate that it would keep its monetary policy on hold until economic conditions warrant a change. The U.S. gross domestic product (GDP) grew at 4.1% during the fourth quarter, slightly below the market consensus of 4.5% to 5%. January and February economic data were mixed. Industrial production rose, and new orders were near the two-decade high recorded in December. Yields for Municipals were attractive relative to Treasury yields, which ended the six-month period notably lower than the peak they reached in early September.

   We overweighted the eight-year part of the yield curve as well as the revenue sector of the market, which enhanced performance. We were underweight to hospitals, airports, tobacco debt and other high-yield sectors. We removed our overweight to New York as spreads tightened, purchasing more high-quality general market issues such as pre-refunded bonds (which are secured by an escrow fund of U.S. government obligations). We also started to initiate an overweight to California.

                                                            SEMI - ANNUAL REPORT
                                                                FEBRUARY 29 2004

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2004

                                    1 YEAR     3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------------
CLASS A SHARES
           Without Sales Charge       4.76%       6.09%      5.39%         5.71%
              With Sales Charge*      0.02%       4.46%      4.42%         5.23%

CLASS B SHARES
           Without Sales Charge       4.63%       6.05%      5.36%         5.70%
              With Sales Charge**    (0.37%)      5.15%      5.03%         5.70%

CLASS C SHARES
           Without Sales Charge       4.54%       6.02%      5.34%         5.69%
              With Sales Charge***    3.54%       6.02%      5.34%         5.69%

INSTITUTIONAL SHARES                  4.95%       6.21%      5.45%         5.75%

SELECT SHARES#                        4.69%       6.07%      5.37%         5.71%

  *  Sales Charge for Class A Shares is 4.50%
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.
***  Assumes 1% CDSC for the one year period and 0% thereafter.
  #  Formerly Institutional Shares

[CHART]

TEN YEAR FUND PERFORMANCE (2/28/94 TO 2/29/04)

                      JPMORGAN             LEHMAN COMPETITIVE   LIPPER INTERMEDIATE
                INTERMEDIATE TAX FREE      INTERMEDIATE (1-17     MUNICIPAL DEBT
             INCOME FUND (SELECT SHARES)   MATURITIES) INDEX       FUNDS INDEX
Feb-1994            $  1,000,000           $     1,000,000         $  1,000,000
Mar-1994            $    977,500           $       968,400         $    972,000
Apr-1994            $    979,846           $       976,922         $    976,082
May-1994            $    984,059           $       983,760         $    983,793
Jun-1994            $    980,025           $       980,514         $    980,940
Jul-1994            $    990,021           $       995,124         $    993,202
Aug-1994            $    994,476           $       999,204         $    996,976
Sep-1994            $    985,625           $       988,412         $    986,708
Oct-1994            $    971,925           $       976,749         $    975,854
Nov-1994            $    949,571           $       962,684         $    961,314
Dec-1994            $    973,405           $       977,990         $    975,637
Jan-1995            $    997,351           $       999,017         $    994,564
Feb-1995            $  1,021,487           $     1,022,894         $  1,015,251
Mar-1995            $  1,030,986           $     1,034,452         $  1,024,186
Apr-1995            $  1,037,585           $     1,036,521         $  1,026,439
May-1995            $  1,059,167           $     1,064,715         $  1,050,560
Jun-1995            $  1,052,917           $     1,060,349         $  1,047,303
Jul-1995            $  1,064,605           $     1,072,862         $  1,056,834
Aug-1995            $  1,074,293           $     1,085,736         $  1,067,191
Sep-1995            $  1,076,978           $     1,091,707         $  1,072,527
Oct-1995            $  1,091,733           $     1,102,625         $  1,082,716
Nov-1995            $  1,102,323           $     1,116,297         $  1,094,193
Dec-1995            $  1,113,236           $     1,123,776         $  1,101,195
Jan-1996            $  1,128,042           $     1,134,340         $  1,109,785
Feb-1996            $  1,125,560           $     1,130,143         $  1,106,344
Mar-1996            $  1,105,638           $     1,118,728         $  1,095,170
Apr-1996            $  1,104,090           $     1,116,267         $  1,093,199
May-1996            $  1,101,550           $     1,115,151         $  1,093,199
Jun-1996            $  1,108,380           $     1,124,630         $  1,099,977
Jul-1996            $  1,121,459           $     1,134,301         $  1,109,657
Aug-1996            $  1,120,001           $     1,134,755         $  1,110,100
Sep-1996            $  1,129,073           $     1,145,762         $  1,120,202
Oct-1996            $  1,141,380           $     1,158,136         $  1,131,180
Nov-1996            $  1,162,267           $     1,177,362         $  1,147,922
Dec-1996            $  1,155,410           $     1,173,594         $  1,144,822
Jan-1997            $  1,158,645           $     1,178,054         $  1,147,685
Feb-1997            $  1,168,146           $     1,187,831         $  1,156,292
Mar-1997            $  1,154,479           $     1,174,171         $  1,144,498
Apr-1997            $  1,161,983           $     1,181,921         $  1,150,449
May-1997            $  1,177,205           $     1,197,168         $  1,164,025
Jun-1997            $  1,189,094           $     1,208,541         $  1,174,734
Jul-1997            $  1,217,752           $     1,236,941         $  1,200,225
Aug-1997            $  1,208,740           $     1,227,788         $  1,190,984
Sep-1997            $  1,221,795           $     1,240,803         $  1,203,608
Oct-1997            $  1,229,492           $     1,247,627         $  1,209,385
Nov-1997            $  1,234,779           $     1,253,117         $  1,214,102
Dec-1997            $  1,250,584           $     1,268,906         $  1,229,643
Jan-1998            $  1,263,090           $     1,281,595         $  1,239,972
Feb-1998            $  1,262,206           $     1,282,620         $  1,240,592
Mar-1998            $  1,262,963           $     1,283,390         $  1,241,336
Apr-1998            $  1,256,522           $     1,278,128         $  1,235,626
May-1998            $  1,277,254           $     1,296,277         $  1,252,183
Jun-1998            $  1,280,192           $     1,300,944         $  1,256,441
Jul-1998            $  1,284,417           $     1,304,457         $  1,259,330
Aug-1998            $  1,306,509           $     1,323,110         $  1,277,465
Sep-1998            $  1,322,448           $     1,338,591         $  1,291,261
Oct-1998            $  1,322,977           $     1,340,732         $  1,291,649
Nov-1998            $  1,324,565           $     1,344,486         $  1,294,490
Dec-1998            $  1,332,645           $     1,348,654         $  1,298,633
Jan-1999            $  1,351,568           $     1,365,917         $  1,313,177
Feb-1999            $  1,341,567           $     1,359,907         $  1,306,218
Mar-1999            $  1,339,554           $     1,360,587         $  1,305,956
Apr-1999            $  1,343,573           $     1,364,533         $  1,309,613
May-1999            $  1,334,033           $     1,357,983         $  1,301,886
Jun-1999            $  1,311,755           $     1,340,465         $  1,284,181
Jul-1999            $  1,322,249           $     1,347,569         $  1,290,216
Aug-1999            $  1,321,456           $     1,343,661         $  1,284,281
Sep-1999            $  1,322,909           $     1,347,155         $  1,285,052
Oct-1999            $  1,316,956           $     1,339,746         $  1,276,056
Nov-1999            $  1,327,229           $     1,351,669         $  1,286,903
Dec-1999            $  1,325,238           $     1,345,857         $  1,281,112
Jan-2000            $  1,319,804           $     1,343,435         $  1,275,475
Feb-2000            $  1,326,931           $     1,353,107         $  1,285,296
Mar-2000            $  1,342,589           $     1,373,675         $  1,303,676
Apr-2000            $  1,336,547           $     1,369,142         $  1,298,200
May-2000            $  1,333,607           $     1,364,623         $  1,292,878
Jun-2000            $  1,362,146           $     1,394,509         $  1,319,511
Jul-2000            $  1,379,037           $     1,410,406         $  1,334,554
Aug-2000            $  1,394,620           $     1,428,177         $  1,351,102
Sep-2000            $  1,390,157           $     1,424,035         $  1,347,184
Oct-2000            $  1,401,834           $     1,436,994         $  1,358,365
Nov-2000            $  1,408,002           $     1,445,472         $  1,364,886
Dec-2000            $  1,438,697           $     1,474,960         $  1,392,320
Jan-2001            $  1,458,695           $     1,493,692         $  1,408,331
Feb-2001            $  1,460,591           $     1,497,576         $  1,412,838
Mar-2001            $  1,472,422           $     1,509,556         $  1,423,717
Apr-2001            $  1,456,814           $     1,497,178         $  1,410,904
May-2001            $  1,472,839           $     1,512,299         $  1,425,436
Jun-2001            $  1,483,149           $     1,520,919         $  1,434,274
Jul-2001            $  1,500,502           $     1,539,170         $  1,451,485
Aug-2001            $  1,524,810           $     1,562,104         $  1,473,402
Sep-2001            $  1,524,048           $     1,561,792         $  1,471,339
Oct-2001            $  1,541,574           $     1,577,566         $  1,485,464
Nov-2001            $  1,521,071           $     1,563,999         $  1,470,016
Dec-2001            $  1,507,686           $     1,553,051         $  1,458,990
Jan-2002            $  1,535,427           $     1,578,676         $  1,480,146
Feb-2002            $  1,552,778           $     1,597,462         $  1,496,723
Mar-2002            $  1,519,393           $     1,567,909         $  1,469,483
Apr-2002            $  1,554,339           $     1,599,895         $  1,498,138
May-2002            $  1,562,421           $     1,609,014         $  1,506,228
Jun-2002            $  1,580,389           $     1,626,713         $  1,521,591
Jul-2002            $  1,600,144           $     1,645,746         $  1,539,242
Aug-2002            $  1,615,826           $     1,663,520         $  1,553,403
Sep-2002            $  1,645,557           $     1,694,129         $  1,580,432
Oct-2002            $  1,621,532           $     1,670,580         $  1,556,410
Nov-2002            $  1,614,721           $     1,663,731         $  1,550,028
Dec-2002            $  1,646,854           $     1,696,673         $  1,580,719
Jan-2003            $  1,641,749           $     1,693,788         $  1,575,028
Feb-2003            $  1,664,405           $     1,716,485         $  1,596,764
Mar-2003            $  1,663,906           $     1,717,343         $  1,596,285
Apr-2003            $  1,673,556           $     1,727,647         $  1,606,501
May-2003            $  1,708,868           $     1,763,928         $  1,639,113
Jun-2003            $  1,700,666           $     1,756,696         $  1,631,409
Jul-2003            $  1,644,204           $     1,704,698         $  1,582,140
Aug-2003            $  1,655,220           $     1,716,971         $  1,593,848
Sep-2003            $  1,702,559           $     1,764,360         $  1,634,651
Oct-2003            $  1,692,514           $     1,753,421         $  1,626,641
Nov-2003            $  1,702,161           $     1,766,396         $  1,639,654
Dec-2003            $  1,713,566           $     1,778,938         $  1,649,328
Jan-2004            $  1,720,420           $     1,786,943         $  1,655,595
Feb-2004            $  1,741,861           $     1,812,853         $  1,678,774

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares include performance of a predecessor account for the period dating back to 2/28/94, prior to the Fund's commencement of operations on 1/1/97. Returns prior to 1/1/97 for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Returns for the Institutional Shares prior to 9/10/01 (offering date of Institutional Shares) are calculated using the historical expenses of the of the Select Shares, which are higher than the expenses of the Institutional Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Intermediate Tax Free Income Fund, Lehman Competitive Intermediate (1-17 maturities) Index, and Lipper Intermediate Municipal Debt Funds Index from February 28, 1994 to February 29, 2004. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The unmanaged Lehman NY Competitive Intermediate Bond (1-17 maturities) Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN NEW JERSEY TAX FREE
  INCOME FUND

AS OF FEBRUARY 29, 2004                                              (Unaudited)

FUND FACTS

Fund Inception                              1/1/97

Fiscal Year End                          AUGUST 31

Net Assets as of 2/29/2004
(In Millions)                                $72.1

Primary Benchmark               LEHMAN COMPETITIVE
                                INTERMEDIATE (1-17
                                 MATURITIES) INDEX

Average Credit Quality                          AA

Duration                                 6.2 YEARS

Q: HOW DID THE FUND PERFORM?

A: The JPMorgan New Jersey Tax Free Income Fund, which seeks to provide monthly dividends that are excluded from gross income for Federal tax purposes and are exempt from New Jersey gross income tax, had a total return of 6.17% (Select Shares) for the six-month period ended February 29, 2004. This compares with the 5.58% return of its benchmark index, the Lehman Competitive Intermediate (1-17 maturities) Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund outperformed its benchmark during the period. We overweighted the 10- to 15-year part of the yield curve, which helped performance as the curve flattened. Our high-quality bias hurt performance slightly when lower quality issues outperformed. We were overweight to insured paper and high-quality uninsured paper, and were underweight hospitals, airports, tobacco debt and other high-yield sectors. As municipalities continue to struggle with budget deficits, we remain concerned about the stability of these credits.

Q: HOW WAS THE FUND MANAGED?

A: The economic expansion quickened, beginning the transition from being policy-dependent to becoming self-sustaining. Strong profits supported the corporate sector's gradual increase in capital spending and hiring. Yet, with ongoing excess capacity and comparatively high unemployment, consumer price inflation continued to decelerate. The Federal Reserve Board continued to indicate that it would keep its monetary policy on hold until economic conditions warrant a change. The U.S. gross domestic product (GDP) grew at 4.1% during the fourth quarter, slightly below the market consensus of 4.5% to 5%. January and February economic data were mixed. Industrial production rose, and new orders were near the two-decade high recorded in December. Yields for municipals were attractive relative to Treasury yields, which ended the six-month period notably lower than the peak they reached in early September.

   When the Fed delayed rate increases, we overweighted the 10- to 15-year part of the yield curve, which aided performance. Toward quarter-end, we reduced our holdings in Puerto Rico and purchased high-quality, essential service revenue issues. As spreads widened dramatically, we added state general obligation bonds. Taking advantage of strong retail demand, we sold issues that were appealing to the individual investor and replaced them with quality names at attractive prices. Our focus remains on high-quality, liquid issues.

                                                            SEMI - ANNUAL REPORT
                                                                FEBRUARY 29 2004

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2004

                                     1 YEAR    3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------------
CLASS A SHARES
           Without Sales Charge        5.45%      6.23%      5.74%         5.61%
              With Sales Charge*       0.66%      4.59%      4.78%         5.12%

CLASS B SHARES
                   Without CDSC        5.03%      5.71%      5.43%         5.45%
                      With CDSC**      0.07%      4.81%      5.10%         5.45%

SELECT SHARES#                         5.91%      6.40%      5.84%         5.66%

 *  Sales Charge for Class A Shares is 4.50%.
** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.
 #  Formerly Institutional Shares.

[CHART]

TEN YEAR FUND PERFORMANCE (2/28/94 TO 2/29/04)

                      JPMORGAN                                               LIPPER NEW JERSEY
                 NEW JERSEY TAX FREE       LEHMAN COMPETITIVE INTERMEDIATE    MUNICIPAL DEBT
             INCOME FUND (SELECT SHARES)        (1-17 MATURITIES) INDEX        FUNDS INDEX
Feb-1994            $  1,000,000                    $  1,000,000               $  1,000,000
Mar-1994            $    983,800                    $    968,400               $    957,400
Apr-1994            $    986,751                    $    976,922               $    960,847
May-1994            $    990,600                    $    983,760               $    968,726
Jun-1994            $    987,232                    $    980,514               $    964,463
Jul-1994            $    995,426                    $    995,124               $    980,763
Aug-1994            $    999,109                    $    999,204               $    983,803
Sep-1994            $    993,814                    $    988,412               $    969,046
Oct-1994            $    983,677                    $    976,749               $    950,925
Nov-1994            $    966,069                    $    962,684               $    930,290
Dec-1994            $    986,066                    $    977,990               $    954,663
Jan-1995            $  1,004,210                    $    999,017               $    982,730
Feb-1995            $  1,023,390                    $  1,022,894               $  1,008,674
Mar-1995            $  1,032,396                    $  1,034,452               $  1,017,652
Apr-1995            $  1,039,313                    $  1,036,521               $  1,018,873
May-1995            $  1,055,838                    $  1,064,715               $  1,048,420
Jun-1995            $  1,054,466                    $  1,060,349               $  1,038,460
Jul-1995            $  1,064,272                    $  1,072,862               $  1,044,276
Aug-1995            $  1,073,532                    $  1,085,736               $  1,054,301
Sep-1995            $  1,075,357                    $  1,091,707               $  1,061,154
Oct-1995            $  1,085,357                    $  1,102,625               $  1,077,283
Nov-1995            $  1,093,932                    $  1,116,297               $  1,096,028
Dec-1995            $  1,101,699                    $  1,123,776               $  1,106,879
Jan-1996            $  1,114,368                    $  1,134,340               $  1,112,856
Feb-1996            $  1,115,483                    $  1,130,143               $  1,102,729
Mar-1996            $  1,100,089                    $  1,118,728               $  1,086,077
Apr-1996            $  1,099,759                    $  1,116,267               $  1,082,711
May-1996            $  1,099,209                    $  1,115,151               $  1,083,577
Jun-1996            $  1,105,694                    $  1,124,630               $  1,094,196
Jul-1996            $  1,116,862                    $  1,134,301               $  1,103,825
Aug-1996            $  1,116,415                    $  1,134,755               $  1,102,942
Sep-1996            $  1,122,779                    $  1,145,762               $  1,118,273
Oct-1996            $  1,132,435                    $  1,158,136               $  1,130,014
Nov-1996            $  1,148,968                    $  1,177,362               $  1,148,434
Dec-1996            $  1,136,100                    $  1,173,594               $  1,144,299
Jan-1997            $  1,139,167                    $  1,178,054               $  1,145,558
Feb-1997            $  1,147,825                    $  1,187,831               $  1,154,608
Mar-1997            $  1,135,428                    $  1,174,171               $  1,141,215
Apr-1997            $  1,142,127                    $  1,181,921               $  1,150,116
May-1997            $  1,156,632                    $  1,197,168               $  1,165,068
Jun-1997            $  1,167,736                    $  1,208,541               $  1,176,136
Jul-1997            $  1,191,791                    $  1,236,941               $  1,209,185
Aug-1997            $  1,184,283                    $  1,227,788               $  1,196,368
Sep-1997            $  1,196,600                    $  1,240,803               $  1,211,203
Oct-1997            $  1,203,301                    $  1,247,627               $  1,217,501
Nov-1997            $  1,208,595                    $  1,253,117               $  1,224,075
Dec-1997            $  1,223,582                    $  1,268,906               $  1,243,171
Jan-1998            $  1,235,083                    $  1,281,595               $  1,254,732
Feb-1998            $  1,233,848                    $  1,282,620               $  1,254,231
Mar-1998            $  1,233,108                    $  1,283,390               $  1,255,359
Apr-1998            $  1,226,079                    $  1,278,128               $  1,249,208
May-1998            $  1,247,413                    $  1,296,277               $  1,268,821
Jun-1998            $  1,251,405                    $  1,300,944               $  1,273,769
Jul-1998            $  1,254,283                    $  1,304,457               $  1,276,062
Aug-1998            $  1,276,985                    $  1,323,110               $  1,295,968
Sep-1998            $  1,290,905                    $  1,338,591               $  1,310,742
Oct-1998            $  1,290,001                    $  1,340,732               $  1,308,252
Nov-1998            $  1,292,710                    $  1,344,486               $  1,311,654
Dec-1998            $  1,299,432                    $  1,348,654               $  1,314,539
Jan-1999            $  1,316,455                    $  1,365,917               $  1,328,868
Feb-1999            $  1,305,791                    $  1,359,907               $  1,321,027
Mar-1999            $  1,304,747                    $  1,360,587               $  1,321,952
Apr-1999            $  1,308,661                    $  1,364,533               $  1,324,993
May-1999            $  1,298,323                    $  1,357,983               $  1,315,055
Jun-1999            $  1,279,886                    $  1,340,465               $  1,294,277
Jul-1999            $  1,287,950                    $  1,347,569               $  1,297,642
Aug-1999            $  1,281,381                    $  1,343,661               $  1,281,422
Sep-1999            $  1,279,972                    $  1,347,155               $  1,276,681
Oct-1999            $  1,269,476                    $  1,339,746               $  1,257,275
Nov-1999            $  1,281,282                    $  1,351,669               $  1,270,476
Dec-1999            $  1,274,107                    $  1,345,857               $  1,256,628
Jan-2000            $  1,266,844                    $  1,343,435               $  1,245,821
Feb-2000            $  1,279,639                    $  1,353,107               $  1,262,391
Mar-2000            $  1,301,265                    $  1,373,675               $  1,290,668
Apr-2000            $  1,294,759                    $  1,369,142               $  1,281,375
May-2000            $  1,290,098                    $  1,364,623               $  1,273,687
Jun-2000            $  1,322,608                    $  1,394,509               $  1,307,185
Jul-2000            $  1,340,199                    $  1,410,406               $  1,325,616
Aug-2000            $  1,359,096                    $  1,428,177               $  1,345,501
Sep-2000            $  1,352,844                    $  1,424,035               $  1,336,486
Oct-2000            $  1,364,884                    $  1,436,994               $  1,350,786
Nov-2000            $  1,378,124                    $  1,445,472               $  1,359,836
Dec-2000            $  1,419,881                    $  1,474,960               $  1,395,872
Jan-2001            $  1,433,512                    $  1,493,692               $  1,405,922
Feb-2001            $  1,439,532                    $  1,497,576               $  1,412,390
Mar-2001            $  1,453,208                    $  1,509,556               $  1,424,254
Apr-2001            $  1,432,427                    $  1,497,178               $  1,408,302
May-2001            $  1,447,611                    $  1,512,299               $  1,423,371
Jun-2001            $  1,461,218                    $  1,520,919               $  1,436,466
Jul-2001            $  1,479,191                    $  1,539,170               $  1,458,013
Aug-2001            $  1,504,486                    $  1,562,104               $  1,481,050
Sep-2001            $  1,493,352                    $  1,561,792               $  1,467,868
Oct-2001            $  1,518,739                    $  1,577,566               $  1,485,923
Nov-2001            $  1,495,655                    $  1,563,999               $  1,471,361
Dec-2001            $  1,479,801                    $  1,553,051               $  1,458,413
Jan-2002            $  1,507,325                    $  1,578,676               $  1,482,623
Feb-2002            $  1,526,769                    $  1,597,462               $  1,501,452
Mar-2002            $  1,493,791                    $  1,567,909               $  1,474,576
Apr-2002            $  1,528,447                    $  1,599,895               $  1,501,413
May-2002            $  1,538,841                    $  1,609,014               $  1,510,722
Jun-2002            $  1,555,460                    $  1,626,713               $  1,523,563
Jul-2002            $  1,575,370                    $  1,645,746               $  1,542,760
Aug-2002            $  1,592,226                    $  1,663,520               $  1,557,879
Sep-2002            $  1,625,822                    $  1,694,129               $  1,586,856
Oct-2002            $  1,594,607                    $  1,670,580               $  1,555,277
Nov-2002            $  1,581,690                    $  1,663,731               $  1,550,300
Dec-2002            $  1,620,600                    $  1,696,673               $  1,583,632
Jan-2003            $  1,612,497                    $  1,693,788               $  1,577,456
Feb-2003            $  1,637,491                    $  1,716,485               $  1,598,909
Mar-2003            $  1,639,128                    $  1,717,343               $  1,598,429
Apr-2003            $  1,651,749                    $  1,727,647               $  1,611,856
May-2003            $  1,693,373                    $  1,763,928               $  1,646,511
Jun-2003            $  1,685,245                    $  1,756,696               $  1,637,784
Jul-2003            $  1,620,869                    $  1,704,698               $  1,583,246
Aug-2003            $  1,633,350                    $  1,716,971               $  1,594,487
Sep-2003            $  1,684,473                    $  1,764,360               $  1,635,785
Oct-2003            $  1,672,682                    $  1,753,421               $  1,630,877
Nov-2003            $  1,686,733                    $  1,766,396               $  1,649,469
Dec-2003            $  1,700,226                    $  1,778,938               $  1,661,675
Jan-2004            $  1,708,047                    $  1,786,943               $  1,668,820
Feb-2004            $  1,734,064                    $  1,812,853               $  1,693,686

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares include performance of a predecessor account for the period dating back to 2/28/94, prior to the Fund's commencement of operations on 1/1/97. Returns prior to 1/1/97 for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan New Jersey Tax Free Income Fund, Lehman Competitive Intermediate (1-17 maturities) Index, and Lipper New Jersey Municipal Debt Funds Index from February 28, 1994 to February 29, 2004. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The unmanaged Lehman Competitive Intermediate (1-17) Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper New Jersey Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN NEW YORK INTERMEDIATE
  TAX FREE INCOME FUND

AS OF FEBRUARY 29, 2004                                              (Unaudited)

FUND FACTS

Fund Inception                              1/1/97

Fiscal Year End                          AUGUST 31

Net Assets as of 2/29/2004
(In Millions)                               $750.3

Primary Benchmark                        LEHMAN NY
                                       COMPETITIVE
                                INTERMEDIATE (1-17
                                 MATURITIES) INDEX

Average Credit Quality                          AA
Duration                                 5.6 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan New York Intermediate Tax Free Income Fund, which seeks to provide monthly dividends that are excluded from gross income for Federal income tax puposes and are exempt from New York State and New York City personal income taxes, had a total return of 5.70% (Select Shares) for the six-month period ended February 29, 2004. This compares with the 5.50% return of its benchmark index, the Lehman NY Competitive Intermediate (1-17 maturities) Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund outperformed its benchmark for the period. We overweighted the intermediate part of the yield curve, a position that outperformed. The Fund's overweight to high-quality issues hurt performance as lower-quality sectors outperformed. We were overweight to insured paper and high-quality uninsured paper, and were underweight hospitals, airports, tobacco debt and other high-yield sectors. As municipalities continue to struggle with budget deficits, we continue to be concerned about the stability of these credits. We also made what we consider a prudent decision to avoid the risks specific to airport and tobacco debt. We plan to maintain our high-quality bias.

Q: HOW WAS THE FUND MANAGED?

A: The economic expansion quickened, beginning the transition from being policy-dependent to becoming self-sustaining. Strong profits supported the corporate sector's gradual increase in capital spending and hiring. Yet, with ongoing excess capacity and comparatively high unemployment, consumer price inflation continued to decelerate. The Federal Reserve Board continued to indicate that it would keep its monetary policy on hold until economic conditions warrant a change. The U.S. gross domestic product (GDP) grew at 4.1% during the fourth quarter, slightly below the market consensus of 4.5% to 5%. January and February economic data were mixed. Industrial production rose, and new orders were near the two-decade high recorded in December. Yields for Municipals were attractive relative to Treasury yields, which ended the six-month period notably lower than the peak they reached in early September.

   When the Fed delayed rate increases, we overweighted the 10- to 15-year part of the yield curve, which aided performance. As spreads tightened on New York issues, we increased our holdings of Puerto Rico bonds and continued to sell our New York City holdings. The Fund was overweight insured paper and high-quality uninsured paper. Our focus remains on high-quality, liquid issues.

                                                            SEMI - ANNUAL REPORT
                                                                FEBRUARY 29 2004

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2004

                                     1 YEAR    3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------------
CLASS A SHARES
        Without Sales Charge           4.83%      5.76%      5.25%         5.50%
           With Sales Charge*          0.05%      4.15%      4.28%         5.02%

CLASS B SHARES
                Without CDSC           4.13%      4.95%      4.75%         5.25%
                   With CDSC**        (0.87%)     4.03%      4.42%         5.25%

CLASS C SHARES
                Without CDSC           4.13%      4.90%      4.72%         5.24%
                   With CDSC***        3.13%      4.90%      4.72%         5.24%

INSTITUTIONAL SHARES                   5.22%      6.05%      5.42%         5.59%

SELECT SHARES#                         5.00%      5.85%      5.30%         5.53%

  * Sales Charge for Class A Shares is 4.50%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.
*** Assumes 1% CDSC for the one year period and 0% thereafter.
  # Formerly Institutional Shares.

[CHART]

TEN YEAR FUND PERFORMANCE (2/28/94 TO 2/29/04)

                     JPMORGAN NEW YORK                                                     LIPPER NEW YORK
                     INTERMEDIATE TAX           LEHMAN NY COMPETITIVE INTERMEDIATE   INTERMEDIATE MUNICIPAL DEBT
             FREE INCOME FUND (SELECT SHARES)        (1-17 MATURITIES) INDEX                FUNDS AVERAGE
Feb-1994               $  1,000,000                        $  1,000,000                     $  1,000,000
Mar-1994               $    972,700                        $    970,000                     $    967,400
Apr-1994               $    969,782                        $    978,342                     $    973,204
May-1994               $    975,407                        $    986,658                     $    981,185
Jun-1994               $    971,603                        $    985,375                     $    977,947
Jul-1994               $    984,428                        $    998,973                     $    990,953
Aug-1994               $    989,055                        $  1,003,269                     $    993,926
Sep-1994               $    973,823                        $    991,832                     $    981,900
Oct-1994               $    958,437                        $    979,235                     $    968,153
Nov-1994               $    934,380                        $    965,624                     $    950,339
Dec-1994               $    956,151                        $    982,040                     $    967,730
Jan-1995               $    973,553                        $    996,770                     $    986,117
Feb-1995               $  1,002,760                        $  1,020,892                     $  1,010,179
Mar-1995               $  1,011,684                        $  1,031,612                     $  1,018,260
Apr-1995               $  1,017,855                        $  1,034,603                     $  1,020,296
May-1995               $  1,046,050                        $  1,063,055                     $  1,045,498
Jun-1995               $  1,035,903                        $  1,058,590                     $  1,041,734
Jul-1995               $  1,046,573                        $  1,070,446                     $  1,051,110
Aug-1995               $  1,055,783                        $  1,084,790                     $  1,062,777
Sep-1995               $  1,062,118                        $  1,089,780                     $  1,066,603
Oct-1995               $  1,076,031                        $  1,103,076                     $  1,077,056
Nov-1995               $  1,093,033                        $  1,118,629                     $  1,088,796
Dec-1995               $  1,103,963                        $  1,126,236                     $  1,095,655
Jan-1996               $  1,110,366                        $  1,136,146                     $  1,103,763
Feb-1996               $  1,107,590                        $  1,131,034                     $  1,098,354
Mar-1996               $  1,090,976                        $  1,121,533                     $  1,087,700
Apr-1996               $  1,086,503                        $  1,120,299                     $  1,084,872
May-1996               $  1,086,720                        $  1,118,731                     $  1,083,462
Jun-1996               $  1,094,654                        $  1,128,800                     $  1,091,805
Jul-1996               $  1,108,884                        $  1,139,749                     $  1,101,194
Aug-1996               $  1,107,553                        $  1,139,521                     $  1,099,983
Sep-1996               $  1,118,850                        $  1,153,537                     $  1,111,093
Oct-1996               $  1,130,151                        $  1,165,418                     $  1,121,204
Nov-1996               $  1,149,476                        $  1,184,764                     $  1,138,694
Dec-1996               $  1,138,441                        $  1,181,803                     $  1,134,595
Jan-1997               $  1,142,312                        $  1,185,939                     $  1,136,297
Feb-1997               $  1,152,136                        $  1,195,901                     $  1,145,160
Mar-1997               $  1,139,347                        $  1,183,344                     $  1,133,136
Apr-1997               $  1,148,120                        $  1,192,219                     $  1,140,048
May-1997               $  1,163,390                        $  1,208,791                     $  1,154,527
Jun-1997               $  1,173,512                        $  1,220,999                     $  1,165,264
Jul-1997               $  1,203,671                        $  1,251,769                     $  1,192,997
Aug-1997               $  1,190,792                        $  1,242,130                     $  1,183,095
Sep-1997               $  1,202,700                        $  1,255,297                     $  1,194,689
Oct-1997               $  1,209,796                        $  1,262,954                     $  1,200,185
Nov-1997               $  1,216,691                        $  1,268,764                     $  1,204,986
Dec-1997               $  1,234,455                        $  1,285,004                     $  1,220,651
Jan-1998               $  1,244,948                        $  1,297,340                     $  1,231,148
Feb-1998               $  1,244,699                        $  1,298,767                     $  1,232,010
Mar-1998               $  1,244,823                        $  1,300,975                     $  1,232,256
Apr-1998               $  1,237,852                        $  1,293,689                     $  1,224,740
May-1998               $  1,258,772                        $  1,314,906                     $  1,243,601
Jun-1998               $  1,262,171                        $  1,320,560                     $  1,247,705
Jul-1998               $  1,267,472                        $  1,323,333                     $  1,249,826
Aug-1998               $  1,290,413                        $  1,342,918                     $  1,268,823
Sep-1998               $  1,307,963                        $  1,358,496                     $  1,283,795
Oct-1998               $  1,304,431                        $  1,361,485                     $  1,283,282
Nov-1998               $  1,305,997                        $  1,365,161                     $  1,285,206
Dec-1998               $  1,314,094                        $  1,369,393                     $  1,289,962
Jan-1999               $  1,332,228                        $  1,387,743                     $  1,305,183
Feb-1999               $  1,322,636                        $  1,381,220                     $  1,297,483
Mar-1999               $  1,320,785                        $  1,381,773                     $  1,296,185
Apr-1999               $  1,324,219                        $  1,386,333                     $  1,299,426
May-1999               $  1,314,817                        $  1,379,401                     $  1,291,369
Jun-1999               $  1,292,202                        $  1,361,607                     $  1,272,128
Jul-1999               $  1,301,247                        $  1,368,687                     $  1,277,852
Aug-1999               $  1,295,392                        $  1,365,813                     $  1,271,591
Sep-1999               $  1,297,076                        $  1,368,954                     $  1,272,100
Oct-1999               $  1,287,348                        $  1,360,330                     $  1,259,633
Nov-1999               $  1,299,835                        $  1,373,661                     $  1,272,355
Dec-1999               $  1,295,675                        $  1,367,754                     $  1,265,230
Jan-2000               $  1,290,881                        $  1,364,061                     $  1,259,537
Feb-2000               $  1,303,016                        $  1,374,974                     $  1,270,621
Mar-2000               $  1,321,649                        $  1,395,461                     $  1,293,365
Apr-2000               $  1,316,362                        $  1,390,577                     $  1,285,992
May-2000               $  1,311,623                        $  1,385,849                     $  1,279,948
Jun-2000               $  1,339,692                        $  1,417,585                     $  1,310,539
Jul-2000               $  1,356,304                        $  1,433,604                     $  1,326,266
Aug-2000               $  1,374,886                        $  1,451,380                     $  1,344,435
Sep-2000               $  1,367,874                        $  1,447,752                     $  1,338,520
Oct-2000               $  1,380,732                        $  1,461,361                     $  1,351,637
Nov-2000               $  1,389,568                        $  1,469,983                     $  1,358,936
Dec-2000               $  1,424,308                        $  1,499,970                     $  1,391,143
Jan-2001               $  1,441,257                        $  1,518,570                     $  1,406,863
Feb-2001               $  1,443,851                        $  1,521,000                     $  1,408,551
Mar-2001               $  1,454,824                        $  1,535,297                     $  1,420,524
Apr-2001               $  1,439,694                        $  1,525,625                     $  1,406,603
May-2001               $  1,456,826                        $  1,541,186                     $  1,421,653
Jun-2001               $  1,467,753                        $  1,549,354                     $  1,429,757
Jul-2001               $  1,482,724                        $  1,567,327                     $  1,446,914
Aug-2001               $  1,507,782                        $  1,591,464                     $  1,469,775
Sep-2001               $  1,495,870                        $  1,583,506                     $  1,458,899
Oct-2001               $  1,512,624                        $  1,599,183                     $  1,473,050
Nov-2001               $  1,496,439                        $  1,587,029                     $  1,458,909
Dec-2001               $  1,483,270                        $  1,576,714                     $  1,447,092
Jan-2002               $  1,510,563                        $  1,603,360                     $  1,470,824
Feb-2002               $  1,528,991                        $  1,624,043                     $  1,489,209
Mar-2002               $  1,498,259                        $  1,594,323                     $  1,460,765
Apr-2002               $  1,530,022                        $  1,626,369                     $  1,489,104
May-2002               $  1,532,623                        $  1,632,550                     $  1,495,358
Jun-2002               $  1,549,941                        $  1,650,997                     $  1,510,462
Jul-2002               $  1,567,611                        $  1,668,663                     $  1,526,623
Aug-2002               $  1,583,287                        $  1,687,519                     $  1,543,569
Sep-2002               $  1,615,586                        $  1,717,557                     $  1,572,742
Oct-2002               $  1,590,383                        $  1,693,683                     $  1,548,208
Nov-2002               $  1,577,819                        $  1,684,367                     $  1,538,454
Dec-2002               $  1,613,004                        $  1,718,392                     $  1,571,223
Jan-2003               $  1,607,036                        $  1,716,501                     $  1,562,581
Feb-2003               $  1,630,820                        $  1,739,331                     $  1,584,926
Mar-2003               $  1,627,069                        $  1,739,505                     $  1,582,232
Apr-2003               $  1,638,296                        $  1,749,768                     $  1,593,149
May-2003               $  1,675,813                        $  1,785,813                     $  1,627,243
Jun-2003               $  1,667,434                        $  1,778,491                     $  1,616,828
Jul-2003               $  1,606,573                        $  1,727,982                     $  1,564,766
Aug-2003               $  1,620,068                        $  1,740,769                     $  1,577,597
Sep-2003               $  1,668,670                        $  1,788,292                     $  1,619,246
Oct-2003               $  1,655,821                        $  1,778,099                     $  1,608,883
Nov-2003               $  1,669,233                        $  1,791,968                     $  1,623,041
Dec-2003               $  1,680,417                        $  1,803,258                     $  1,632,942
Jan-2004               $  1,687,643                        $  1,811,372                     $  1,636,207
Feb-2004               $  1,712,333                        $  1,836,550                     $  1,659,932

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

The Fund commenced operations on 1/1/97.

Returns prior to 1/1/97 for the Select Shares include performance of a predecessor account for the period dating back to 2/28/94, prior to the Fund's commencement of operations on 1/1/97. Returns for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Returns for Class A and B Shares prior to 2/16/01 (offering date of Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses for Class A and B Shares.

Returns for the Institutional Shares prior to 9/10/01 (offering date of Institutional Shares) are calculated using the historical expenses of the of the Select Shares, which are higher than the expenses of the Institutional Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan New York Intermediate Tax Free Income Fund, Lehman NY Competitive Intermediate (1-17 maturities) Index, and Lipper New York Intermediate Municipal Debt Funds Average from February 28, 1994 to February 29, 2004. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The unmanaged Lehman NY Competitive Intermediate (1-17 maturities) Index represents the performance of NY municipal bonds with maturities from 1 to 17 years. The Lipper New York Intermediate Municipal Debt Funds Average describes the average total returns for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN
  TAX FREE INCOME FUND

AS OF FEBRUARY 29, 2004                                              (Unaudited)

FUND FACTS

Fund Inception                              1/1/97

Fiscal Year End                          AUGUST 31

Net Assets as of 2/29/2004
(In Millions)                               $707.3

Primary Benchmark                 LEHMAN MUNICIPAL
                                        BOND INDEX

Average Credit Quality                          AA

Duration                                 6.5 YEARS

Q: HOW DID THE FUND PERFORM?

A: The JPMorgan Tax Free Income Fund, which seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes, and to protect the value of your investment by investing primarily in municipal obligations, had a total return of 6.35% (Select Shares) for the six-month period ended February 29, 2004. This compares with a 6.52% return for its benchmark index, the Lehman Municipal Bond Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund underperformed its benchmark this period. The Fund's overweight to high-quality issues hurt performance as lower quality sectors outperformed. We were overweight to insured paper and high-quality uninsured paper, and were underweight hospitals, airports, tobacco debt and other high-yield sectors. We plan to maintain our high-quality bias. We overweighted the intermediate part of the yield curve, a position that outperformed.

Q: HOW WAS THE FUND MANAGED?

A: The economic expansion quickened, beginning the transition from being policy-dependent to becoming self-sustaining. Strong profits supported the corporate sector's gradual increase in capital spending and hiring. Yet, with ongoing excess capacity and comparatively high unemployment, consumer price inflation continued to decelerate. The Federal Reserve Board continued to indicate that it would keep its monetary policy on hold until economic conditions warrant a change. The U.S. gross domestic product (GDP) grew at 4.1% during the fourth quarter, slightly below the market consensus of 4.5% to 5%. January and February economic data were mixed. Industrial production rose, and new orders were near the two-decade high recorded in December. Yields for Municipals were attractive relative to Treasury yields, which ended the six-month period notably lower than the peak they reached in early September.

   We were overweight to the 10- to 15-year part of the yield curve, which aided performance. Because of historically tight spreads, we sold callable paper and overweighted issues that could not be called. Our focus remains on high-quality, liquid issues.

                                                            SEMI - ANNUAL REPORT
                                                                FEBRUARY 29 2004

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2004

                                     1 YEAR    3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------------
CLASS A SHARES
        Without Sales Charge           5.41%      6.19%      5.39%         5.81%
           With Sales Charge*          0.73%      4.59%      4.42%         5.33%

CLASS B SHARES
                Without CDSC           4.49%      5.25%      4.83%         5.53%
                   With CDSC**        (0.51%)     4.34%      4.50%         5.53%

SELECT SHARES#                         5.41%      6.18%      5.39%         5.81%

 *  Sales Charge for Class A Shares is 4.50%.
** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.
 #  Formerly Institutional Shares.

[CHART]

TEN YEAR FUND PERFORMANCE (2/28/94 TO 2/29/04)

                       JPMORGAN TAX             LEHMAN MUNICIPAL         LIPPER GENERAL
             FREE INCOME FUND (SELECT SHARES)      BOND INDEX      MUNICIPAL DEBT FUNDS INDEX
Feb-1994               $  1,000,000               $  1,000,000            $  1,000,000
Mar-1994               $    977,300               $    959,300            $    958,200
Apr-1994               $    974,466               $    967,454            $    961,362
May-1994               $    978,559               $    975,871            $    969,822
Jun-1994               $    974,938               $    969,918            $    963,712
Jul-1994               $    984,590               $    987,668            $    980,288
Aug-1994               $    991,088               $    991,124            $    983,425
Sep-1994               $    982,664               $    976,555            $    968,182
Oct-1994               $    968,612               $    959,172            $    949,690
Nov-1994               $    946,527               $    941,811            $    930,126
Dec-1994               $    971,516               $    962,531            $    952,728
Jan-1995               $    993,375               $    990,059            $    981,691
Feb-1995               $  1,016,123               $  1,018,870            $  1,010,945
Mar-1995               $  1,026,894               $  1,030,587            $  1,020,246
Apr-1995               $  1,034,390               $  1,031,824            $  1,020,246
May-1995               $  1,055,906               $  1,064,739            $  1,052,792
Jun-1995               $  1,049,465               $  1,055,476            $  1,041,001
Jul-1995               $  1,057,965               $  1,065,503            $  1,047,767
Aug-1995               $  1,064,842               $  1,079,035            $  1,059,712
Sep-1995               $  1,068,356               $  1,085,833            $  1,066,388
Oct-1995               $  1,084,488               $  1,101,577            $  1,083,237
Nov-1995               $  1,098,153               $  1,119,863            $  1,104,793
Dec-1995               $  1,111,880               $  1,130,614            $  1,117,498
Jan-1996               $  1,120,552               $  1,139,207            $  1,122,862
Feb-1996               $  1,120,664               $  1,131,460            $  1,114,778
Mar-1996               $  1,101,837               $  1,116,977            $  1,097,722
Apr-1996               $  1,098,422               $  1,113,850            $  1,093,111
May-1996               $  1,098,422               $  1,113,404            $  1,093,767
Jun-1996               $  1,107,978               $  1,125,541            $  1,103,939
Jul-1996               $  1,117,728               $  1,135,783            $  1,113,433
Aug-1996               $  1,119,516               $  1,135,556            $  1,112,876
Sep-1996               $  1,133,734               $  1,151,454            $  1,129,903
Oct-1996               $  1,146,999               $  1,164,465            $  1,142,445
Nov-1996               $  1,166,613               $  1,185,775            $  1,162,438
Dec-1996               $  1,157,280               $  1,180,794            $  1,157,556
Jan-1997               $  1,157,280               $  1,183,038            $  1,157,440
Feb-1997               $  1,166,422               $  1,193,922            $  1,167,625
Mar-1997               $  1,151,609               $  1,178,043            $  1,153,264
Apr-1997               $  1,162,779               $  1,187,938            $  1,163,182
May-1997               $  1,179,523               $  1,205,757            $  1,179,932
Jun-1997               $  1,190,611               $  1,218,659            $  1,193,855
Jul-1997               $  1,226,210               $  1,252,416            $  1,229,670
Aug-1997               $  1,213,212               $  1,240,643            $  1,215,652
Sep-1997               $  1,228,135               $  1,255,407            $  1,230,969
Oct-1997               $  1,235,749               $  1,263,441            $  1,239,094
Nov-1997               $  1,243,164               $  1,270,896            $  1,246,157
Dec-1997               $  1,262,308               $  1,289,451            $  1,266,344
Jan-1998               $  1,275,815               $  1,302,732            $  1,278,501
Feb-1998               $  1,275,305               $  1,303,123            $  1,278,501
Mar-1998               $  1,275,432               $  1,304,296            $  1,279,780
Apr-1998               $  1,267,270               $  1,298,426            $  1,271,973
May-1998               $  1,290,841               $  1,318,942            $  1,292,579
Jun-1998               $  1,294,455               $  1,324,085            $  1,297,232
Jul-1998               $  1,298,338               $  1,327,396            $  1,299,827
Aug-1998               $  1,322,228               $  1,347,970            $  1,320,104
Sep-1998               $  1,339,946               $  1,364,820            $  1,335,813
Oct-1998               $  1,335,792               $  1,364,820            $  1,331,004
Nov-1998               $  1,339,399               $  1,369,597            $  1,335,530
Dec-1998               $  1,344,220               $  1,373,021            $  1,337,934
Jan-1999               $  1,362,367               $  1,389,360            $  1,352,517
Feb-1999               $  1,353,376               $  1,383,246            $  1,344,943
Mar-1999               $  1,351,210               $  1,385,183            $  1,345,481
Apr-1999               $  1,357,021               $  1,388,646            $  1,349,248
May-1999               $  1,346,436               $  1,380,592            $  1,339,669
Jun-1999               $  1,323,008               $  1,360,711            $  1,318,502
Jul-1999               $  1,326,977               $  1,365,610            $  1,320,875
Aug-1999               $  1,313,972               $  1,354,685            $  1,305,157
Sep-1999               $  1,311,345               $  1,355,227            $  1,301,764
Oct-1999               $  1,296,002               $  1,340,590            $  1,283,669
Nov-1999               $  1,309,999               $  1,354,801            $  1,295,864
Dec-1999               $  1,300,436               $  1,344,640            $  1,283,553
Jan-2000               $  1,294,974               $  1,338,858            $  1,273,285
Feb-2000               $  1,310,772               $  1,354,388            $  1,291,365
Mar-2000               $  1,338,299               $  1,384,050            $  1,319,646
Apr-2000               $  1,330,135               $  1,375,884            $  1,310,541
May-2000               $  1,320,292               $  1,368,729            $  1,301,760
Jun-2000               $  1,354,224               $  1,405,000            $  1,335,345
Jul-2000               $  1,375,214               $  1,424,530            $  1,353,907
Aug-2000               $  1,394,054               $  1,446,468            $  1,375,163
Sep-2000               $  1,386,108               $  1,438,946            $  1,366,637
Oct-2000               $  1,400,663               $  1,454,631            $  1,380,850
Nov-2000               $  1,412,848               $  1,465,686            $  1,389,964
Dec-2000               $  1,452,267               $  1,501,888            $  1,425,825
Jan-2001               $  1,462,287               $  1,516,757            $  1,436,519
Feb-2001               $  1,469,599               $  1,521,611            $  1,443,270
Mar-2001               $  1,479,886               $  1,535,305            $  1,455,394
Apr-2001               $  1,453,396               $  1,518,724            $  1,435,018
May-2001               $  1,470,546               $  1,535,126            $  1,451,377
Jun-2001               $  1,482,899               $  1,545,411            $  1,463,424
Jul-2001               $  1,504,549               $  1,568,283            $  1,486,546
Aug-2001               $  1,533,286               $  1,594,160            $  1,513,304
Sep-2001               $  1,524,393               $  1,588,740            $  1,500,895
Oct-2001               $  1,546,039               $  1,607,646            $  1,516,504
Nov-2001               $  1,525,322               $  1,594,142            $  1,501,036
Dec-2001               $  1,507,018               $  1,578,997            $  1,485,125
Jan-2002               $  1,533,994               $  1,606,314            $  1,508,293
Feb-2002               $  1,555,930               $  1,625,750            $  1,526,543
Mar-2002               $  1,518,899               $  1,593,886            $  1,497,539
Apr-2002               $  1,553,074               $  1,624,966            $  1,524,794
May-2002               $  1,560,995               $  1,634,879            $  1,534,247
Jun-2002               $  1,578,478               $  1,652,208            $  1,548,976
Jul-2002               $  1,601,208               $  1,673,522            $  1,568,803
Aug-2002               $  1,619,302               $  1,693,604            $  1,584,177
Sep-2002               $  1,661,242               $  1,730,694            $  1,617,920
Oct-2002               $  1,625,027               $  1,701,965            $  1,583,459
Nov-2002               $  1,613,001               $  1,694,816            $  1,577,600
Dec-2002               $  1,652,843               $  1,730,577            $  1,613,096
Jan-2003               $  1,643,421               $  1,726,251            $  1,603,095
Feb-2003               $  1,668,566               $  1,750,418            $  1,627,462
Mar-2003               $  1,669,400               $  1,751,468            $  1,624,858
Apr-2003               $  1,680,084               $  1,763,028            $  1,639,481
May-2003               $  1,723,598               $  1,804,283            $  1,678,501
Jun-2003               $  1,711,361               $  1,796,524            $  1,669,773
Jul-2003               $  1,640,853               $  1,733,646            $  1,612,834
Aug-2003               $  1,653,816               $  1,746,648            $  1,624,769
Sep-2003               $  1,707,399               $  1,798,000            $  1,672,537
Oct-2003               $  1,697,496               $  1,789,010            $  1,666,348
Nov-2003               $  1,712,943               $  1,807,616            $  1,685,178
Dec-2003               $  1,726,304               $  1,822,619            $  1,698,997
Jan-2004               $  1,732,174               $  1,833,008            $  1,704,773
Feb-2004               $  1,759,379               $  1,860,686            $  1,731,538

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares include performance of a predecessor account for the period dating back to 2/28/94, prior to the Fund's commencement of operations on 1/1/97. Returns prior to 1/1/97 for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Returns for Class A and B Shares prior to 2/16/01 (offering date of Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses for Class A and B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Tax Free Income Fund, Lehman Municipal Bond Index, and Lipper General Municipal Debt Funds Index from February 28, 1994 to February 29, 2004. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lipper General Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN CALIFORNIA BOND FUND

PORTFOLIO OF INVESTMENTS           AS OF FEBRUARY 29, 2004           (Unaudited)
(Amounts in thousands)

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 94.5%

             STATE AND MUNICIPAL OBLIGATIONS -- 94.5%

             CALIFORNIA-- 83.4%
$      260   Burlingame Financing Authority,
             Rev., 4.75%, 10/15/11 +                                $        294
     1,000   California Educational Facilities Authority,
             Claremont University Center, Ser. 1998-C,
             Rev., 1.73%, 05/01/28 +                                       1,000
       140   California Educational Facilities Authority,
             Dominican University,
             Rev., 4.85%, 12/01/06                                           150
       750   California Educational Facilities Authority,
             Stanford University, Ser. P,
             Rev., 5.25%, 12/01/13 +                                         887
     1,100   California Educational Facilities Authority,
             University of Southern California, Ser. A,
             Rev., 5.60%, 10/01/06 +                                       1,221
     2,000   California State Department of
             Transportation, Federal Highway, Ser. A,
             Rev., GAN, MBIA,, 4.00%, 02/01/10 +                           2,167
     1,460   California State Department of Water
             Resources, Central Valley Project, Ser. J-3,
             Rev., 7.00%, 12/01/12                                         1,887
       540   California State Department of Water
             Resources, Central Valley Project, Ser. J-3,
             Rev., (p), 7.00%, 12/01/12                                      715
     3,335   California State Department of Water
             Resources, Rev., 5.50%, 12/01/08                              3,865
       665   California State Department of Water
             Resources, Rev., (p), 5.50%, 12/01/08                           776
     4,461   California State University, California
             State Polytechnic University Pamona,
             Campus Energy Project, Tax Exempt
             Master Lease, Rev., 5.06%, 03/15/14 +                         4,629
       120   California State, GO, (p), MBIA-IBC,
             6.25%, 10/01/19                                                 122
     3,000   California State, Ser. D-4, GO, FRDO,
             1.98%, 02/03/05                                               3,000
     1,675   California Statewide Communities
             Development Authority, Catholic
             Healthcare West, COP, 6.00%, 07/01/09                         1,879
     1,840   Calleguas-Las Virgines Public Financing
             Authority, Water District, Ser. B, Rev.,
             MBIA, 5.25%, 07/01/13                                         2,148
$      490   Carson Redevelopment Agency,
             Redevelopment Project Area No. 1,
             Tax Allocation, MBIA, 5.50%, 10/01/14                  $        580
       150   Coachella Valley Recreation & Park
             District, Improvement Bond Act of 1915,
             Reassessment District 1, Special
             Assessment, MBIA, 4.63%, 09/02/10                               169
     1,500   Contra Costa Transportation Authority,
             Sales Tax, Ser. A, Rev., FGIC,
             6.00%, 03/01/06                                               1,638
     2,505   Corona Community Facilities District,
             No. 97-2, Eagle Glen, Special Tax,
             5.75%, 09/01/16                                               2,583
     1,310   El Monte City School District, Ser. A, GO,
             FSA, 6.25%, 05/01/20                                          1,534
     1,000   Fallbrook Union High School District,
             San Diego County, GO,
             FGIC, 5.38%, 09/01/12                                         1,179
     1,540   Fontana Public Finance Authority,
             North Fontana Redevelopment Project,
             Tax Allocation, Ser. A, Rev., FSA,
             5.50%, 09/01/10                                               1,813
     1,000   Foothill Eastern Transportation Corridor
             Agency, California Toll Road, Senior Lien,
             Ser. A, Rev., (p), 6.00%, 01/01/07                            1,128
     1,000   Fremont-Newark Community College
             District, Ser. A, GO, MBIA, 5.50%, 08/01/13                   1,164
       100   Fullerton University Foundation, Ser. A,
             Rev., MBIA, 5.50%, 07/01/10                                     118
       100   Fullerton University Foundation, Ser. A,
             Rev., MBIA, 5.50%, 07/01/11                                     117
       545   Golden West Schools Financing Authority,
             Ser. A, Rev., MBIA, 5.80%, 02/01/16                             660
     1,000   Long Beach, California, Long Beach
             Harbor, Rev., MBIA, 6.00%, 05/15/06                           1,075
       500   Los Angeles County Community Facilities
             District No. 3, Improvement Area B,
             Special Tax, Ser. A, AMBAC,
             5.63%, 09/01/11                                                 589
     1,395   Los Angeles County Community Facilities
             District No. 3, Improvement Area B,
             Special Tax, Ser. A, AMBAC,
             5.63%, 09/01/13                                               1,616

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                            SEMI - ANNUAL REPORT
                                                                FEBRUARY 29 2004

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             CALIFORNIA -- CONTINUED
$    1,000   Los Angeles County Community Facilities
             District No. 3, Improvement Area B,
             Special Tax, Ser. A, AMBAC,
             5.63%, 09/01/14                                        $      1,165
     1,000   Los Angeles County Public Works
             Financing Authority, Multiple Capital
             Facilities Project, Ser. B, Rev.,
             AMBAC, 6.00%, 12/01/07                                        1,157
     1,405   Los Angeles Unified School District, COP,
             Ser. B, FSA, 5.00%, 10/01/06                                  1,538
       125   Los Angeles Unified School District,
             Ser. A, GO, FGIC, 6.00%, 07/01/15                               154
     1,300   Los Angeles, California, American
             Academy of Dramatic Arts, COP, Ser. A,
             Adj., 4.70%, 11/01/30                                         1,364
       500   Los Angeles, California, Department of
             Water & Power Systems, Ser. A-A-1,
             Rev., 5.25%, 07/01/04                                           507
     5,110   Los Angeles, California, Sonnenblick Del
             Rio, West Los Angeles, COP, AMBAC,
             6.13%, 11/01/15                                               6,102
     1,000   Los Angeles, California, Water & Power
             Systems, Ser. B, Rev. FSA, 5.13%, 07/01/16                    1,125
     1,000   Modesto Irrigation District Financing
             Authority, Ser. A, Rev., MBIA,
             5.45%, 10/01/07                                               1,127
     1,300   Mojave Unified School District School
             Facilities Improvement District No. 1,
             GO, FGIC, 5.25%, 08/01/18                                     1,448
     1,385   Mountain View/Santa Clara County,
             Capital Projects, COP, 5.25%, 08/01/16                        1,567
       560   Northern California Power Agency,
             Public Power, Ser. A, Rev., AMBAC,
             5.80%, 07/01/09                                                 660
     2,000   Oakland Redevelopment Agency,
             Center District Redevelopment,
             Tax Allocation, AMBAC, 5.50%, 02/01/14                        2,328
     2,000   Orange County Public Financing
             Authority, Waste Management Systems,
             Rev., AMBAC, 5.75%, 12/01/09                                  2,332
       600   Pacifica, California, Street Improvement
             Project, COP, AMBAC, 5.75%, 11/01/19                            698
    $2,490   Pittsburg Redevelopment Agency,
             Tax Allocation, Los Medanos Community
             Development Project, Ser. A, MBIA,
             5.25%, 08/01/15                                        $      2,889
       425   Port of Oakland, Ser. K, Rev., FGIC,
             5.25%, 11/01/07                                                 475
       360   Rancho Water District Financing Authority,
             Ser. A, Rev., FSA, 5.50%, 08/01/10                              424
     1,210   Richmond, California, Taxable Limited
             Obligation Pension, Ser. A, GO, MBIA,
             7.02%, 08/01/05                                               1,300
        35   Richmond, California, Wastewater,
             Rev., FGIC, 5.20%, 08/01/11                                      40
     1,250   Riverside County Transportation
             Commission, Sales Tax, Ser. A, Rev.,
             FGIC, 6.00%, 06/01/09                                         1,479
       250   Sacramento County Sanitation District,
             Financing Authority, Ser. A, Rev.,
             5.25%, 12/01/12                                                 286
       150   Sacramento County Sanitation District,
             Financing Authority, Ser. A, Rev.,
             5.75%, 12/01/10                                                 180
     1,000   San Bernardino, California, Single Family
             Mortgage, Ser. A, Rev., (p),
             7.50%, 05/01/23                                               1,363
     1,200   San Diego County Regional Transportation
             Commission, Sales Tax, 2nd Ser., Ser. A,
             Rev., AMBAC, 6.00%, 04/01/06                                  1,316
     1,000   San Francisco City & County Airports
             Commission, Issue 15-B, 2nd Ser.,
             Rev., FSA, 5.50%, 05/01/06                                    1,090
     1,170   San Francisco City & County Airports
             Commission, Issue 27-B, 2nd Ser.,
             Adj., Rev., FGIC, 5.25%, 05/01/13                             1,328
     1,005   San Francisco City & County
             Redevelopment Financing Authority,
             San Francisco Redevelopment Project,
             Tax Allocation, Ser. C, FGIC,
             5.25%, 08/01/15                                               1,144

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             CALIFORNIA -- CONTINUED
$    5,000   San Jose Financing Authority, Civic
             Center Project, Ser. D, Adj.,
             Rev., AMBAC, 5.00%, 06/01/38                           $      5,384
     1,240   San Jose Redevelopment Agency,
             Merged Area Redevelopment Project,
             Tax Allocation, MBIA, 6.00%, 08/01/07                         1,418
     3,000   San Jose Redevelopment Agency,
             Merged Area Redevelopment Project,
             Tax Allocation, MBIA, 6.00%, 08/01/15                         3,690
     4,000   San Marcos University Corp., Auxiliary
             Organization, Rev., Adj., 3.35%, 07/01/32                     4,101
       585   San Mateo County Community College
             District, Election of 2001, Ser. A, GO,
             FGIC, 5.38%, 09/01/19                                           657
       250   San Mateo County Joint Powers Authority,
             Capital Projects Program, Rev., MBIA,
             6.50%, 07/01/15                                                 319
     2,245   Santa Ana Financing Authority, Police
             Administration & Holding Facility,
             Ser. A, Rev., MBIA, 6.25%, 07/01/24                           2,782
     1,000   Santa Clara County Financing Authority,
             Ser. A, Rev., AMBAC, 5.75%, 11/15/13                          1,214
     2,600   Santa Clara Valley Transportation
             Authority, Authorized Sales Tax, Measure A,
             Adj, Rev., AMBAC, 4.00%, 04/01/36                             2,760
     2,605   South Bayside Waste Management
             Authority, Solid Waste System, Rev.,
             AMBAC, 6.13%, 03/01/17                                        3,055
     5,000   South Orange County Public Financing
             Authority, Special Tax, Senior Lien, Ser. A,
             MBIA, 5.00%, 09/01/12                                         5,755
     1,000   Turlock Irrigation District, Ser. A, Rev.,
             MBIA, 6.00%, 01/01/07                                         1,121
     1,000   University of California, UC Medical
             Center, Rev., AMBAC, 10.00%, 07/01/06                         1,193
     4,000   Walnut Valley Unified School District,
             Ser. A, GO, MBIA, 7.20%, 02/01/16                             5,135
             -------------------------------------------------------------------
                                                                         115,873
             -------------------------------------------------------------------

             CONNECTICUT -- 2.0%
     2,040   Connecticut State, Residual Certificate,
             Ser. 529-Y, GO, Inverse Floater, FRDO,
             9.57%, 03/04/04                                               2,761

             MICHIGAN -- 1.6%
$    2,000   Michigan State Hospital Finance Authority,
             Ascension Health Credit, Ser. B, Adj.,
             Rev., 5.30%, 11/15/33                                  $      2,200

             NEW YORK -- 0.7%
     1,000   New York Convention Center Operating
             Corp., Yale Building Acquisition Project,
             COP, 5.25%, 06/01/08                                          1,023

             PUERTO RICO -- 6.5%
       115   Puerto Rico Commonwealth, Public
             Improvement, GO, 5.00%, 07/01/07                                126
     1,280   Puerto Rico Commonwealth, Public
             Improvement, GO, (p), MBIA-IBC,
             3.00%, 07/01/06                                               1,287
     2,500   Puerto Rico Commonwealth, Ser. C, GO,
             Adj., 5.00%, 07/01/18                                         2,756
     3,000   Puerto Rico Electric Power Authority,
             Ser. BB, Rev., MBIA, 6.00%, 07/01/11                          3,650
       125   Puerto Rico Electric Power Authority,
             Ser. Z, Rev., 5.10%, 07/01/06                                   133
       420   Puerto Rico Highway & Transportation
             Authority, Ser. W, Rev., MBIA-IBC,
             5.50%, 07/01/15                                                 502
       500   Puerto Rico Municipal Finance Agency,
             Ser. A, GO, FSA, 5.75%, 08/01/13                                587
             -------------------------------------------------------------------
                                                                           9,041
             -------------------------------------------------------------------

             VIRGIN ISLANDS -- 0.3%
       375   Virgin Islands Public Finance Authority,
             Gross Receipts, Tax Lien Notes,
             Ser. A, Rev., 5.63%, 10/01/10                                   411
             -------------------------------------------------------------------
             Total State and Municipal Obligations
             (Cost $121,163)                                             131,309
             -------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.5%

             MONEY MARKET FUND -- 5.5%
     7,676   JPMorgan Tax Free Money Market Fund (a)
             (Cost $7,676)                                          $      7,676
             -------------------------------------------------------------------
             Total Short-Term Investments
             (Cost $7,676)                                                 7,676
             -------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (COST $128,839)                                        $    138,985
             -------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                             NOTIONAL             UNREALIZED
NUMBER OF                                                                    VALUE AT          APPRECIATION/
CONTRACTS DESCRIPTION                                  EXPIRATION DATE   2/29/04(USD)   (DEPRECIATION) (USD)
------------------------------------------------------------------------------------------------------------
             SHORT FUTURES OUTSTANDING
(48)         10 Year Treasury Notes                         June, 2004    $ (5,466)                  $  (33)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN INTERMEDIATE TAX FREE
  INCOME FUND

PORTFOLIO OF INVESTMENTS           AS OF FEBRUARY 29, 2004           (Unaudited)
(Amounts in thousands)

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.2%

             STATE AND MUNICIPAL OBLIGATIONS -- 98.2%

             ALABAMA -- 4.3%
$   28,675   Jefferson County, Sewer, Capital
             Improvements, Rev., (p), FGIC,
             5.00%, 08/01/12                                        $     32,932
     6,650   Jefferson County, Sewer, Capital
             Improvements, Rev., (p), FGIC,
             5.13%, 08/01/12                                               7,726
    17,070   Jefferson County, Sewer, Capital
             Improvements, Ser. D, Rev., (p), FGIC,
             5.00%, 08/01/12                                              19,605
     5,000   Jefferson County, Sewer, Capital
             Improvements, Ser. D., Rev., FGIC, (p),
             5.00%, 08/01/12                                               5,762
     1,000   Shelby County Board of Education,
             Capital Outlay School Warrants,
             AMBAC, 5.70%, 02/01/09                                        1,059
             -------------------------------------------------------------------
                                                                          67,084
             -------------------------------------------------------------------

             ARIZONA -- 0.8%
     2,435   Arizona Health Facilities Authority,
             Catholic Healthcare West, Ser. A,
             Rev., 6.13%, 07/01/09                                         2,647
     2,220   Phoenix Civic Improvement Corp.,
             Excise Tax, Senior Lien, Rev.,
             5.00%, 07/01/21                                               2,390
     2,330   Phoenix Civic Improvement Corp.,
             Excise Tax, Senior Lien, Rev.,
             5.00%, 07/01/22                                               2,492
     4,005   Phoenix IDA, Single Family Mortgage,
             Ser. 2-A, Adj., Rev, 5.55%, 03/01/28                          4,301
             -------------------------------------------------------------------
                                                                          11,830
             -------------------------------------------------------------------

             CALIFORNIA -- 7.8%
     2,180   Anaheim Public Financing Authority,
             Electric System Generation, Ser. B,
             Rev., (p), FSA, 5.25%, 10/01/14                               2,482
     1,840   California State Department of Water
             Resources, Central Valley Project,
             Ser. J-1, Adj., Rev, 7.00%, 12/01/12                          2,374
       500   California State Department of Water
             Resources, Central Valley Project,
             Ser. J-1, Rev., (p), 7.00%, 12/01/12                            662
     1,000   California State, GO, 7.00%, 08/01/07                         1,151
$    2,500   California State, GO, 6.50%, 02/01/08                  $      2,858
    12,000   California State, Various Purposes,
             GO, 5.13%, 11/01/11                                          13,387
     9,485   California Statewide Communities
             Development Authority, Catholic
             Healthcare West, COP, 6.00%, 07/01/09                        10,639
    10,435   Contra Costa Water District, Ser. K,
             Rev., FSA, 5.50%, 10/01/14                                   12,094
     1,115   Gilroy Unified School District,
             Measure J Capital Projects, COP,
             MBIA, 5.50%, 09/01/11                                         1,327
     1,000   Los Angeles Community
             Redevelopment Agency, Tax Allocation,
             Hollywood Redevelopment Project,
             Ser. C, MBIA, 5.50%, 07/01/16                                 1,181
     2,500   Los Angeles County Public Works
             Financing Authority, Ser. A, Rev.,
             MBIA, 6.00%, 09/01/06                                         2,784
     1,015   Los Angeles Unified School District,
             Ser. A, GO, FGIC, 6.00%, 07/01/08                             1,184
     1,460   Pleasant Valley School
             District-Ventura County, Ser. A, GO,
             MBIA, 5.85%, 02/01/18                                         1,779
    17,075   San Jose Financing Authority,
             Civic Center Project, Ser. D, Adj.,
             Rev., AMBAC, 5.00%, 06/01/38                                 18,385
     2,045   San Marcos Public Facilities Authority,
             Tax Allocation, Project Areas No. 1-2-3
             Ser. A, FGIC, 5.25%, 08/01/17                                 2,320
     4,195   Santa Clara Redevelopment Agency,
             Bay Shore North Project,  Tax
             Allocation, AMBAC, 5.50%, 06/01/13                            4,897
       835   Solano County, COP, MBIA,
             5.00%, 11/01/11                                                 968
     2,000   Solano County, COP, MBIA,
             5.25%, 11/01/13                                               2,320
     2,000   Solano County, COP, MBIA,
             5.25%, 11/01/16                                               2,268
     5,500   Southern California Public Power
             Authority, San Juan Power,
             Power Project, Ser. B, Adj., Rev., FSA,
             5.25%, 01/01/20                                               6,264

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                            SEMI - ANNUAL REPORT
                                                                FEBRUARY 29 2004

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             CALIFORNIA -- CONTINUED
$    5,000   Southern California Public
             Power Authority, San Juan Unit 3,
             Power Project, Ser. A, Rev., FSA,
             5.50%, 01/01/13                                        $      5,889
     1,295   Kaweah Delta Hospital, Ser. G, Rev.,
             6.40%, 06/01/14 (i)                                           1,295
    20,000   University of California, Ser. A,
             Rev., AMBAC, 5.13%, 05/15/14                                 22,747
             -------------------------------------------------------------------
                                                                         121,255
             -------------------------------------------------------------------

             CONNECTICUT -- 3.0%
     7,000   Connecticut State Development
             Authority, PCR, Ser. A, Adj., Rev.,
             AMBAC, 3.35%, 05/01/31                                        7,152
     7,240   Connecticut State, Ser. B, GO, (p),
             5.88%, 06/15/10                                               8,676
    19,405   Connecticut State, Residual Certificate,
             Ser. 529-Y, GO, Inverse Floater, FRDO,
             9.57%, 03/04/04                                              26,267
     3,905   Waterbury, Connecticut, Ser. A, GO,
             FSA, 5.50%, 04/01/13                                          4,547
             -------------------------------------------------------------------
                                                                          46,642
             -------------------------------------------------------------------

             DELAWARE -- 0.0% ^
       200   Delaware Transportation Authority,
             Transportation Systems, Motor Fuel
             Tax, Rev., FGIC, 5.50%, 07/01/08                                228
       250   Wilmington, Delaware, GO, FGIC,
             5.00%, 07/01/09                                                 282
             -------------------------------------------------------------------
                                                                             510
             -------------------------------------------------------------------

             DISTRICT OF COLUMBIA -- 1.4%
       770   District of Columbia, Ser. A, GO, (p),
             MBIA-IBC, 6.00%, 06/01/07                                       878
    17,010   District of Columbia, Ser. A, GO,
             AMBAC, 5.00%, 06/01/22                                       17,835
     2,450   District of Columbia, Ser. A, GO,
             MBIA-IBC, 6.00%, 06/01/07                                     2,775
             -------------------------------------------------------------------
                                                                          21,488
             -------------------------------------------------------------------

             FLORIDA -- 3.3%
     2,610   Coral Springs Improvement District,
             Water & Sewer, GO, MBIA,
             6.00%, 06/01/10                                               2,900
$    1,750   Dade County, Aviation, Ser. B, Rev.,
             AMBAC, 6.40%, 10/01/06                                 $      1,837
     1,495   Florida State Board of Education,
             Capital Outlay, Public Education,
             Ser. B, GO, 5.25%, 06/01/12                                   1,736
     2,000   Florida State Department of
             Corrections, Okeechobee Correctional,
             COP, AMBAC, 6.00%, 03/01/08                                   2,131
     4,310   Florida State Governmental Utility
             Authority, Citrus Utilities Systems,
             Rev., AMBAC, 5.00%, 10/01/23                                  4,585
    30,000   Orlando Utilities Commission,
             Water & Electric, Multi-Modal, Ser. A,
             Adj., Rev., 4.10%, 10/01/23                                  32,635
     3,500   Tampa Bay Water, Florida Utility
             System, Regional Water Supply
             Authority, Rev., FGIC, 5.25%, 10/01/18                        4,051
     1,000   Tampa Bay Water, Florida Utility
             System, Regional Water Supply
             Authority, Rev., FGIC, 5.25%, 10/01/19                        1,154
             -------------------------------------------------------------------
                                                                          51,029
             -------------------------------------------------------------------

             GEORGIA -- 2.1%
     1,720   Forsyth County School District, GO,
             5.00%, 07/01/12                                               1,949
     2,630   Fulton County School District, GO,
             6.38%, 05/01/14                                               3,307
     1,250   Georgia Municipal Electric Authority,
             Power, Ser. A, Rev., 6.50%, 01/01/12                          1,484
     5,000   Georgia Municipal Electric Authority,
             Power, Ser. DD, Rev., MBIA-IBC,
             7.00%, 01/01/08                                               5,911
     6,000   Georgia State, Ser. B, GO,
             7.20%, 03/01/07                                               6,973
     3,000   Georgia State, Ser. B, GO,
             6.30%, 03/01/10                                               3,635
     2,500   Gwinnette County School District,
             Ser. B, GO, 6.40%, 02/01/08                                   2,917
     5,000   Metropolitan Atlanta Rapid
             Transportation Authority, Ser. P, Rev.,
             AMBAC, 6.25%, 07/01/11                                        6,111
             -------------------------------------------------------------------
                                                                          32,287
             -------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             HAWAII -- 0.1%
$    2,000   Honolulu City & County, Ser. A, GO,
             7.35%, 07/01/06                                        $      2,262

             ILLINOIS -- 4.2%
     1,500   Chicago Metropolitan Water
             Reclamation District, Capital
             Improvement Bonds, GO, (p),
             7.00%, 01/01/08                                               1,780
    10,000   Chicago Metropolitan Water
             Reclamation District, Capital
             Improvement Bonds, GO, (p),
             5.50%, 12/01/12                                              11,714
    10,025   Chicago Metropolitan Water
             Reclamation District, GO,
             5.50%, 12/01/09                                              11,641
     6,055   Chicago O'Hare International Airport,
             Passenger Facilities Charge, Ser. A,
             Rev., AMBAC, 5.38%, 01/01/07                                  6,586
     1,245   Chicago Park District, Harbor Facilities,
             Rev., (p), 5.38%, 01/01/06                                    1,337
     4,150   Chicago, Wastewater Transmission,
             Second Lien, Rev., MBIA,
             5.50%, 01/01/18                                               4,918
     2,882   Illinois Development Finance
             Authority, IDR, Rev.,
             4.90%, 08/01/28 (i)                                           2,989
     1,665   Illinois Health Facilities Authority,
             Rev., 6.63%, 02/15/12                                         1,927
     3,770   Illinois Health Facilities Authority,
             Riverside Health Systems, Rev.,
             6.75%, 11/15/10                                               4,449
     1,810   Illinois State, 1st Ser., GO,
             5.25%, 08/01/05                                               1,913
     2,565   Illinois State, 1st Ser., GO,
             5.50%, 08/01/06                                               2,811
     4,000   Illinois State, 1st Ser., GO,
             5.50%, 08/01/07                                               4,490
       770   Illinois State, GO, 5.50%, 08/01/06                             799
     2,000   Illinois State, GO, (p), MBIA,
             5.25%, 06/01/08                                               2,289
$       50   Metropolitan Pier & Exposition
             Authority, Dedicated State Tax,
             Ser. A-2002, Rev., 8.50%, 06/15/06                     $         58
     1,330   Metropolitan Pier & Exposition
             Authority, Dedicated State Tax,
             Ser. A-2002, Rev., (p), 8.50%, 06/15/06                       1,544
     1,000   Regional Transportation Authority,
             Ser. B, GO, AMBAC, 6.40%, 06/01/12                            1,235
     2,810   Regional Transportation Authority,
             Ser. D, Rev., FGIC, 7.75%, 06/01/07                           3,339
             -------------------------------------------------------------------
                                                                          65,819
             -------------------------------------------------------------------

             INDIANA -- 2.1%
    10,560   Indiana Housing Finance Authority,
             Single Family Mortgage, Ser. B-2,
             Rev., 4.00%, 01/01/34                                        11,229
    10,590   Indiana Housing Finance Authority,
             Single Family Mortgage, Ser. D-2,
             Rev., 3.60%, 01/01/32                                        10,710
     2,280   Ivy Technical State College,
             Student Fee, Ser. H, Rev., AMBAC,
             5.25%, 07/01/18                                               2,631
     3,985   Ivy Technical State College,
             Student Fee, Ser. H, Rev., AMBAC,
             5.25%, 07/01/19                                               4,586
     3,435   Ivy Technical State College,
             Student Fee, Ser. H, Rev., AMBAC,
             5.25%, 07/01/20                                               3,937
             -------------------------------------------------------------------
                                                                          33,093
             -------------------------------------------------------------------

             IOWA -- 0.5%
     2,095   Iowa Finance Authority, Hospital
             Facilities, Rev., 6.75%, 02/15/15                             2,368
     2,385   Iowa Finance Authority, Hospital
             Facilities, Rev., 6.75%, 02/15/16                             2,675
     2,440   Iowa Finance Authority, Hospital
             Facilities, Rev., 6.75%, 02/15/17                             2,717
             -------------------------------------------------------------------
                                                                           7,760
             -------------------------------------------------------------------

             MARYLAND -- 1.0%
     3,000   Maryland State Stadium Authority,
             Lease, Convention Center Expansion,
             Rev., AMBAC, 5.75%, 12/15/08                                  3,165

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             MARYLAND -- CONTINUED
$    3,000   Maryland State Stadium Authority,
             Lease, Convention Center Expansion,
             Rev., AMBAC, 5.80%, 12/15/09                           $      3,166
     8,967   State of Maryland, Tax Exempt Master
             Lease, 5.19%, 07/01/16 (i)                                    9,510
             -------------------------------------------------------------------
                                                                          15,841
             -------------------------------------------------------------------

             MASSACHUSETTS -- 5.2%
     5,650   Massachusetts Bay Transportation
             Authority, General Transportation
             Systems, Ser. A, Rev.,
             7.00%, 03/01/08                                               6,684
     2,045   Massachusetts Bay Transportation
             Authority,  General Transportation
             Systems, Ser. A, Rev., MBIA,
             5.50%, 03/01/14                                               2,402
     6,750   Massachusetts Health and Educational
             Facilities Authority, Harvard University,
             Ser. Z, Rev., 5.00%, 01/15/07                                 7,382
     1,420   Massachusetts State College Building
             Authority, Ser. A, Rev., 7.50%, 05/01/11                      1,843
    10,000   Massachusetts State Turnpike
             Authority, Ser. A, Rev., (p),
             5.00%, 01/01/13                                              11,283
     9,500   Massachusetts State Water Pollution
             Abatement, MWRA Program,
             Sub Ser. A, Rev., 6.00%, 08/01/15                            11,239
     2,000   Massachusetts State Water Resources
             Authority, Ser. A, Rev., FSA,
             5.50%, 08/01/13                                               2,363
     3,000   Massachusetts State Water Resources
             Authority, Ser. C, Rev., FGIC,
             5.25%, 12/01/15                                               3,486
     5,000   Massachusetts State, CONS,
             Ser. C, GO, (p), 5.75%, 10/01/10                              5,947
     3,200   Massachusetts State, CONS,
             Ser. C, GO, (p), 5.25%, 08/01/13                              3,704
    18,545   Massachusetts State,
             Federal Highway, Ser. A, Rev., GAN,
             FSA, 5.75%, 12/15/12                                         21,816
   $ 1,210   Southeastern Massachusetts
             University Building Authority, Ser. A,
             Rev., AMBAC, 5.90%, 05/01/09                           $      1,297
     1,000   Southeastern Massachusetts
             University Building Authority, Ser. A,
             Rev., AMBAC, 5.90%, 05/01/10                                  1,072
             -------------------------------------------------------------------
                                                                          80,518
             -------------------------------------------------------------------

             MICHIGAN -- 6.3%
     3,910   Grand Rapids, Michigan, Water Supply,
             Rev., FGIC, 5.75%, 01/01/13                                   4,596
    13,050   Michigan State Hospital Finance
             Authority, Ascension Health Credit,
             Ser. A, Rev., (p), MBIA,
             6.25%, 11/15/09                                              15,848
    10,000   Michigan State Hospital Finance
             Authority, Ascension Health Credit,
             Ser. B, Adj., Rev., 5.30%, 11/15/33                          11,002
     2,905   Michigan State Hospital Finance
             Authority, Mercy Health Services,
             Ser. T, Rev., 5.75%, 08/15/04                                 2,960
     3,755   Michigan State Hospital Finance
             Authority, Trinity Health, Ser. A, Rev.,
             5.50%, 12/01/05                                               4,025
     4,160   Michigan State Hospital Finance
             Authority, Trinity Health, Ser. A, Rev.,
             6.00%, 12/01/11                                               4,800
     4,405   Michigan State Hospital Finance
             Authority, Trinity Health, Ser. A, Rev.,
             6.00%, 12/01/12                                               5,065
    10,750   Michigan State Trunk Line, Ser. A, Rev.,
             5.25%, 11/01/13                                              12,458
     3,565   Michigan State Underground Storage
             Tank Financial Assurance Authority,
             Ser. I, Rev., AMBAC, 5.75%, 05/01/10                          3,912
    16,000   Monroe County Economic
             Development Corp., Limited
             Obligation, Detroit Edison Co., Ser. CC,
             Rev., Adj. AMBAC, 4.65%, 10/01/24                            17,749
    10,000   Wayne Charter County, Detroit
             Metropolitan, Wayne Charter Airport,
             Ser. A, Rev., MBIA, 5.25%, 12/01/06                          10,973

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             MICHIGAN -- CONTINUED
$    3,780   Wayne Charter County, Detroit
             Metropolitan, Wayne Charter Airport,
             Ser. A, Rev., MBIA, 5.50%, 12/01/07                    $      4,261
             -------------------------------------------------------------------
                                                                          97,649
             -------------------------------------------------------------------

             MINNESOTA -- 1.0%
     5,000   University of Minnesota, Ser. A,
             Rev., 5.75%, 07/01/10                                         5,904
     8,000   University of Minnesota, Ser. A,
             Rev., 5.75%, 07/01/15                                         9,611
             -------------------------------------------------------------------
                                                                          15,515
             -------------------------------------------------------------------

             MISSISSIPPI -- 1.4%
     2,505   Mississippi Higher Education
             Assistance Corp., Ser. B, Rev.,
             5.60%, 09/01/04                                               2,537
     4,000   Mississippi State, Capital
             Improvements Issue, Ser. I, GO, (p),
             5.50%, 11/01/06                                               4,432
     2,000   Mississippi State, GO, 5.75%, 12/01/12                        2,396
    10,810   Mississippi State, GO, (p),
             6.20%, 02/01/08                                              12,415
             -------------------------------------------------------------------
                                                                          21,780
             -------------------------------------------------------------------

             MISSOURI -- 2.3%
     3,730   Missouri Health & Educational
             Facilities Authority, Park Lane Medical
             Center, Ser. A, Rev., (p), MBIA,
             5.60%, 01/01/15                                               4,300
     9,670   Missouri Housing Development
             Commission, Homeowner Loan
             Program, Single Family Mortgage,
             Ser. B-1, Adj., Rev., 5.38%, 09/01/34                        10,432
    16,660   Missouri Housing Development
             Commission, Homeowner Loan
             Program, Single Family Mortgage,
             Ser. C-1, Adj., Rev., 4.80%, 09/01/34                        17,906
     1,105   Missouri State Environmental
             Improvement & Energy Resources
             Authority, State Revolving Funds
             Program, Ser. B, Rev., 5.50%, 07/01/12                        1,308
$    1,265   Missouri State Health & Educational
             Facilities Authority, University of
             Missouri, Columbia Arena Project,
             Rev., 5.00%, 11/01/11                                  $      1,452
             -------------------------------------------------------------------
                                                                          35,398
             -------------------------------------------------------------------

             NEBRASKA -- 0.3%
     4,985   NEBHELP, Inc., Sub Ser. A-5B, Rev.,
             MBIA, 6.20%, 06/01/13                                         5,414

             NEVADA -- 0.7%
     8,200   Clark County School District, Ser. A,
             GO, MBIA, 7.00%, 06/01/11                                    10,396

             NEW JERSEY -- 3.2%
     3,245   Elizabeth, New Jersey, GO, AMBAC,
             6.25%, 08/15/08                                               3,535
     3,490   New Jersey State Turnpike Authority,
             Rev., (p), 5.70%, 05/01/13                                    3,984
     2,930   New Jersey State Turnpike Authority,
             Ser. G, Rev., (p), 5.75%, 01/01/09                            3,247
    10,000   New Jersey State, GO,
             5.50%, 05/01/07                                              11,171
     4,570   New Jersey Transportation Trust Fund
             Authority, Transportation Systems,
             Ser. A, Rev., 5.75%, 06/15/15                                 5,454
     6,575   New Jersey Transportation Trust Fund
             Authority, Transportation Systems,
             Ser. B, Rev., (p), MBIA,
             6.00%, 12/15/11                                               8,094
     7,500   New Jersey Transportation Trust Fund
             Authority, Transportation Systems,
             Ser. B, Rev., (p), MBIA,
             6.00%, 12/15/11                                               9,233
     4,370   New Jersey Transportation Trust Fund
             Authority, Transportation Systems,
             Ser. B, Rev., MBIA, 5.50%, 06/15/09                           4,685
             -------------------------------------------------------------------
                                                                          49,403
             -------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW MEXICO -- 0.8%
$    5,500   New Mexico Mortgage Finance
             Authority, Single Family Mortgage,
             Ser. A-2, Rev., 5.25%, 03/01/34                        $      5,918
     3,000   New Mexico Mortgage Finance
             Authority, Single Family Mortgage,
             Ser. D, SUB, Rev., 3.25%, 09/01/33                            3,326
     3,125   New Mexico Mortgage Finance
             Authority, Single Family Mortgage,
             Ser. PG, Class C-2, Rev.,
             4.70%, 09/01/33                                               3,241
             -------------------------------------------------------------------
                                                                          12,485
             -------------------------------------------------------------------

             NEW YORK -- 11.0%
     1,500   Long Island Power Authority, Electric
             Systems, Ser. A, Rev., (p), FSA,
             5.50%, 12/01/13                                               1,802
    22,630   Metropolitan Transportation Authority,
             Service Contract, Ser. A, Rev.,
             5.50%, 07/01/17                                              26,386
    24,000   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. A,
             Rev., Adj., 5.50%, 11/01/26                                  27,953
    11,500   New York City, New York, Ser. G, GO,
             5.50%, 08/01/09                                              13,103
     6,300   New York Convention Center Operating
             Corp., Yale Building Acquisition
             Project, COP, 5.25%, 06/01/08                                 6,443
     5,035   New York State Dormitory Authority,
             City University Systems,
             4th Generation, Ser. A, Rev., FGIC,
             5.25%, 07/01/13                                               5,846
     4,025   New York State Dormitory Authority,
             State University Educational Facilities,
             Ser. A, Rev., FGIC, 5.50%, 05/15/13                           4,745
     1,500   New York State Dormitory Authority,
             State University Educational Facilities,
             Ser. A, Rev., FSA, 5.50%, 05/15/13                            1,769
     7,201   New York State Dormitory Authority,
             State University of New York,
             Stoney Brook University,
             Rev., 3.92%, 03/27/07 (i)                                     7,353
$    3,345   New York State Environmental
             Facilities Corp., New York City
             Municipal Water Project, Clean
             Water & Drinking, State Revolving
             Funds, Ser. D, Rev., 5.38%, 06/15/13                   $      3,843
     6,600   New York State Environmental
             Facilities Corp., New York City
             Municipal Water Project, Clean
             Water & Drinking, State Revolving
             Funds, Ser. D, Rev., 5.38%, 06/15/16                          7,546
     5,040   New York State Environmental
             Facilities Corp., New York City
             Municipal Water Project, Clean
             Water & Drinking, State Revolving
             Funds, Ser. D, Rev., 5.38%, 06/15/16                          5,743
     7,745   New York State Environmental
             Facilities Corp., New York City
             Municipal Water Project, Clean
             Water & Drinking, State Revolving
             Funds, Ser. D, Rev., 5.38%, 06/15/17                          8,783
     8,325   New York State Environmental
             Facilities Corp., New York City
             Municipal Water Project, Clean
             Water & Drinking, State Revolving
             Funds, Ser. D, Rev., 5.38%, 06/15/18                          9,371
     8,055   New York State Environmental
             Facilities Corp., State Revolving Funds,
             New York City Municipal Project,
             Clean Water & Drinking, Sub Ser. E,
             Rev., 5.38%, 07/15/19                                         8,993
     4,115   New York State Housing Finance
             Agency, Housing Project Mortgage,
             Ser. A, Rev., FSA, 5.40%, 11/01/05                            4,359
     3,950   New York State Thruway Authority,
             Highway & Bridge Trust Fund, Ser. A,
             Rev., FGIC, 5.25%, 04/01/10                                   4,544
     5,000   New York State Thruway Authority,
             Local Highway & Bridge, Service
             Contract, Rev., 5.10%, 04/01/08                               5,537
    10,000   New York State Thruway Authority,
             Local Highway & Bridge, Service
             Contract, Rev., 5.20%, 04/01/09                              11,056

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$    5,000   New York State, Ser. B, GO,
             5.70%, 08/15/10                                        $      5,359
             -------------------------------------------------------------------
                                                                         170,534
             -------------------------------------------------------------------

             NORTH CAROLINA -- 2.0%
     2,000   Cabarrus County, Installment
             Financing Contract, COP,
             5.75%, 04/01/11                                               2,372
     2,000   Cabarrus County, Installment
             Financing Contract, COP,
             5.75%, 04/01/12                                               2,391
     9,155   North Carolina Municipal Power
             Agency No. 1, Catawba Electric, Rev.,
             AMBAC, 6.00%, 01/01/08                                       10,520
     8,900   North Carolina Municipal Power
             Agency No. 1, Catawba Electric, Ser. B,
             Rev., 6.13%, 01/01/06                                         9,559
     6,275   North Carolina Municipal Power
             Agency No. 1, Catawba Electric, Ser. B,
             Rev., 6.25%, 01/01/07                                         6,950
             -------------------------------------------------------------------
                                                                          31,792
             -------------------------------------------------------------------

             NORTH DAKOTA -- 0.5%
     7,985   North Dakota State Housing Finance
             Agency, Housing Finance Program,
             Ser. C, Rev., 5.55%, 01/01/31                                 8,298

             OHIO -- 2.5%
     6,000   Columbus, Ohio, Ser. 1, GO,
             5.50%, 11/15/06                                               6,638
     4,000   Montgomery County, Solid Waste,
             Rev., MBIA, 5.50%, 11/01/10                                   4,349
     6,000   Ohio State Turnpike Commission,
             Ser. A, Rev., (p), MBIA,
             5.40%, 02/15/06                                               6,592
    17,000   Ohio State Turnpike Commission,
             Ser. A, Rev., (p), MBIA,
             5.50%, 02/15/06                                              18,709
     1,855   Ohio State Water Development
             Authority, Rev., (p), 9.38%, 12/01/10                         2,276
             -------------------------------------------------------------------
                                                                          38,564
             -------------------------------------------------------------------

             OKLAHOMA -- 0.5%
$    6,990   Oklahoma Housing Finance Agency,
             Single Family Mortgage, Ser. B-1,
             Adj, Rev., 4.88%, 09/01/33                             $      7,459

             OREGON -- 0.4%
     3,000   Oregon State Department of
             Transportation, Highway User Tax,
             Ser. A, Rev., 5.50%, 11/15/19                                 3,402
     3,000   Washington County, Union High
             School District No. 3, Hillsboro,
             GO, (p), MBIA, 6.00%, 11/01/05                                3,242
             -------------------------------------------------------------------
                                                                           6,644
             -------------------------------------------------------------------

             PENNSYLVANIA -- 3.1%
    17,631   Pennsylvania Higher Education,
             4.64%, 04/30/09 (i)                                          18,366
    11,985   Pennsylvania Housing Finance
             Agency, Single Family Housing,
             Ser. 73-A, Rev., 5.25%, 04/01/33                             12,506
     2,800   Pennsylvania State Higher Educational
             Facilities Authority, University of
             Pennsylvania, Health Services,
             Ser. A, Rev., 6.00%, 01/01/06                                 2,995
     2,000   Pennsylvania State Higher Educational
             Facilities Authority, University of
             Pennsylvania, Health Services,
             Ser. A, Rev., 6.00%, 01/01/07                                 2,143
     7,645   Pennsylvania State University,
             Rev., 5.00%, 03/01/07                                         8,395
     3,500   Philadelphia Authority, IDR, Rev.,
             2.15%, 01/01/18 (i)                                           3,488
             -------------------------------------------------------------------
                                                                          47,893
             -------------------------------------------------------------------

             PUERTO RICO -- 0.4%
     5,500   Puerto Rico Commonwealth, GO,
             MBIA-IBC, 5.50%, 07/01/09                                     6,407

             SOUTH CAROLINA -- 3.5%
     1,000   Piedmont Municipal Power Agency,
             Electric, Rev., (p), MBIA,
             6.20%, 01/01/08                                               1,157

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             SOUTH CAROLINA -- CONTINUED
$   15,000   Piedmont Municipal Power Agency,
             Electric, Rev., FGIC, 6.75%, 01/01/20                  $     19,637
     5,500   South Carolina Jobs & Economic
             Development Authority, Hospital
             Facilities Improvement, Palmetto
             Health Alliance, Ser. A, Rev., (p),
             7.00%, 12/15/10                                               6,800
     3,000   South Carolina Jobs & Economic
             Development Authority, Hospital
             Facilities Improvement, Palmetto
             Health Alliance, Ser. A, Rev., (p),
             7.13%, 12/15/10                                               3,857
     3,110   South Carolina State Housing Finance &
             Development Authority, Ser. A, Rev.,
             AMBAC, 3.60%, 07/01/33                                        3,122
    10,310   South Carolina State, State School
             Facilities, Ser. A, GO, 4.25%, 01/01/15                      10,807
     7,500   South Carolina Transportation
             Infrastructure Bank, Ser. A, Rev., (p),
             AMBAC, 5.00%, 10/01/11                                        8,680
             -------------------------------------------------------------------
                                                                          54,060
             -------------------------------------------------------------------

             SOUTH DAKOTA -- 0.5%
     6,600   South Dakota Housing Development
             Authority, Ser. E, Rev.,
             5.00%, 05/01/28                                               7,032

             TENNESSEE -- 0.9%
     3,320   Knox County, Public Improvement,
             GO, (p), 6.00%, 05/01/08                                      3,890
     3,500   Knox County, Public Improvement,
             GO, (p), 6.00%, 05/01/08                                      4,101
     5,335   Tennergy Corp., Gas, Rev., MBIA,
             5.00%, 06/01/09                                               5,985
             -------------------------------------------------------------------
                                                                          13,976
             -------------------------------------------------------------------

             TEXAS -- 12.2%
     3,205   Alvin Indepedent School District,
             3.58%, 02/15/22, FRN (i)                                      3,236
     3,375   Alvin Indepedent School District,
             3.58%, 02/15/23, FRN (i)                                      3,408
$    3,550   Alvin Indepedent School District,
             4.00%, 02/15/24, FRN (i) +                             $      3,659
     3,735   Alvin Indepedent School District,
             4.00%, 02/15/25, FRN (i)                                      3,851
     2,000   Austin Independent School District,
             Public Property Finance
             Contractual Obligation, GO, MBIA,
             5.25%, 02/01/08                                               2,242
     5,000   Austin, Texas, Sub Lien, Rev., MBIA,
             5.25%, 05/15/25                                               5,635
     5,255   Austin, Texas, Utility Systems, Rev.,
             MBIA-IBC, 5.80%, 11/15/06                                     5,849
    18,495   Beaumont Water & Sewer, Rev.,
             3.50%, 09/01/23 (i)                                          18,994
     1,305   Dallas County Flood Control District,
             GO, (p), 9.25%, 04/01/08                                      1,673
     8,670   Dallas Independent School District,
             School Building, GO, 5.00%, 02/15/21                          9,284
     3,165   Dallas Independent School District,
             School Building, GO, 5.00%, 02/15/22                          3,381
     2,000   Dallas Independent School District,
             School Building, GO, 5.00%, 02/15/23                          2,123
     6,200   Dallas, Texas, Civic Center,
             Improvement, Rev., MBIA,
             5.25%, 08/15/07                                               6,906
     6,220   Harris County, GO, 5.88%, 10/01/07                            7,097
     8,675   Houston, Texas, Ser. A, GO,
             5.50%, 03/01/08                                               9,849
     5,000   Humble Independent School District,
             Ser. C, GO, 0.00%, 02/15/16                                   3,029
     5,880   Humble Independent School District,
             Ser. C, GO, 0.00%, 02/15/17                                   3,365
     1,520   Katy Independent School District,
             Ser. A, GO, 5.00%, 02/15/11                                   1,727
     5,875   Lubbock Health Facilities
             Development Corp., St. Joseph Health
             Systems, Rev., 5.25%, 07/01/11                                6,305
    10,625   North East Independent School
             District, GO, 5.00%, 08/01/22                                11,331
     7,500   Pearland Independent School District,
             4.27%, 02/15/25 (i)                                           7,681

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             TEXAS -- CONTINUED
$    7,500   Pearland Independent School District,
             Unlimited Tax, 4.27%, 02/15/24 (i)                     $      7,510
     5,835   Texas Department of Housing &
             Community Affairs, Single Family
             Housing, Ser. B, Rev., MBIA,
             5.35%, 03/01/33                                               6,118
    10,025   Texas Public Building Authority,
             Capital Appreciation, Rev., (p), MBIA,
             0.00%, 08/01/06                                               9,675
    10,375   Texas State Department of Housing &
             Community Affairs, Residential
             Mortgage, Ser. A, Rev.,
             4.75%, 01/01/25                                              11,084
     7,500   Texas State, Ser. A, GO,
             6.00%, 10/01/09                                               8,862
     4,700   Texas Water Development Board,
             State Revolving Fund, Senior Lien,
             Ser. A, Rev., 5.00%, 07/15/07                                 5,197
     3,000   Texas Water Development Board,
             State Revolving Fund, Senior Lien,
             Ser. A, Rev., 5.25%, 07/15/09                                 3,350
     1,000   Texas Water Development Board,
             State Revolving Fund, Senior Lien,
             Ser. A, Rev., 5.63%, 07/15/11                                 1,151
     3,175   Texas Water Development Board,
             State Revolving Fund, Senior Lien,
             Ser. B, Rev., 5.25%, 07/15/08                                 3,527
     7,385   Tomball Independent School District,
             Ser. B, 4.27%, 02/15/26 (i)                                   7,385
     3,270   Tomball, Independent School District,
             U.T. Schoolhouse, 2.68%, 02/15/23 (i)                         3,307
             -------------------------------------------------------------------
                                                                         187,791
             -------------------------------------------------------------------

             UTAH -- 0.5%
     3,800   Intermountain Power Agency, Utah
             Power Supply, Ser. B, Rev., MBIA,
             6.50%, 07/01/10                                               4,662
        10   Salt Lake City, Utah, GO,
             5.50%, 06/15/11                                                  12
     2,840   Salt Lake City, Utah, GO, (p),
             5.50%, 06/15/10                                               3,341
             -------------------------------------------------------------------
                                                                           8,015
             -------------------------------------------------------------------

             VERMONT -- 0.5%
$    4,100   Burlington, Vermont, Electric, Ser. A,
             Rev., MBIA, 6.38%, 07/01/09                            $      4,921
     3,510   Vermont State, Ser. A, GO, (p),
             6.50%, 01/15/05                                               3,746
             -------------------------------------------------------------------
                                                                           8,667
             -------------------------------------------------------------------

             VIRGIN ISLANDS -- 0.7%
     2,500   Virgin Islands Public Finance
             Authority, Gross Receipts, Tax Lien
             Notes, Ser. A, Rev., 5.63%, 10/01/10                          2,739
     5,000   Virgin Islands Public Finance Authority,
             Senior Lien, Fund Lien Notes, Ser. C,
             Rev., 5.50%, 10/01/06                                         5,394
     3,070   Virgin Islands Water & Power
             Authority, Electric Systems, Rev.,
             5.25%, 07/01/07                                               3,328
             -------------------------------------------------------------------
                                                                          11,461
             -------------------------------------------------------------------

             VIRGINIA -- 1.5%
    20,355   Virginia Commonwealth
             Transportation Board, Federal
             Highway Reimbursement Anticipation
             Note, Rev., 5.50%, 10/01/08                                  23,459

             WASHINGTON -- 3.6%
    34,000   Energy Northwest, Washington
             Electric, Ser. B, Rev., MBIA,
             5.50%, 07/01/18                                              39,234
     2,290   Kennewick, Washington, Ser. B, GO,
             MBIA, 5.00%, 12/01/18                                         2,492
     2,280   Kennewick, Washington, Ser. B, GO,
             MBIA, 5.00%, 12/01/22                                         2,431
     4,010   King County School District No 408,
             Auburn, GO, FSA, 5.00%, 12/01/13                              4,587
       115   Washington Public Power Supply
             System, Nuclear Project No. 2, Ser. A,
             Rev., 7.25%, 07/01/06                                           130
     1,885   Washington Public Power Supply
             System, Nuclear Project No. 2, Ser. A,
             Rev., (p), 7.25%, 07/01/06                                    2,140

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             WASHINGTON -- CONTINUED
$    4,500   Washington State, Ser. B & AT-7, GO,
             6.40%, 06/01/17                                        $      5,644
             -------------------------------------------------------------------
                                                                          56,658
             -------------------------------------------------------------------

             WISCONSIN -- 2.1%
     2,350   Milwaukee County, Corporate
             Purpose, Ser. A, GO, 5.63%, 09/01/10                          2,709
     6,250   Wisconsin Health & Educational
             Facilities Authority, Ser. 1999-C, Rev.,
             5.70%, 05/01/14 (i)                                           6,951
     6,250   Wisconsin Health & Educational
             Facilities Authority, Ser. 1999-D, Rev.,
             5.95%, 05/01/19 (i)                                           6,800
     1,000   Wisconsin State, GO, 6.25%, 05/01/12                          1,222
     2,775   Wisconsin State, Ser. 1, GO,
             5.00%, 11/01/07                                               3,086
     6,275   Wisconsin State, Ser. 1, GO,
             5.50%, 11/01/11                                               7,376
     4,450   Wisconsin State, Ser. 3, GO,
             5.20%, 11/01/09                                               5,090
             -------------------------------------------------------------------
                                                                          33,234
             -------------------------------------------------------------------
             Total State and Municipal Obligations
             (Cost $1,409,082)                                         1,527,402
             -------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.8%

             MUNICIPAL SECURITIES -- .40%
             CALIFORNIA -- 0.0% ^
       200   Irvine Ranch Water District, Capital
             Improvement Project, COP, FRDO,
             0.97%, 03/01/04                                                 200
       100   Irvine Ranch Water District,
             Improvement District No. 182, Ser. A,
             GO, FRDO, 0.97%, 03/01/04                                       100
             -------------------------------------------------------------------
                                                                             300
             -------------------------------------------------------------------

             MULTIPLE STATES -- 0.2%
     3,798   Puttable Floating Option Tax-Exempt
             Receipts, FLOATS, Ser. PPT-34, FRDO, #,
             1.03%, 12/01/29                                               3,798

             NEW JERSEY -- 0.1%
$      955   New Jersey Economic Development
             Authority, Market Transition Facility,
             Senior Lien, Ser. A, Rev., (p), MBIA,
             5.80%, 07/01/04                                          $      989

             NEW YORK -- 0.1%
       700   New York State Thruway Authority,
             Highway & Bridge Trust Fund, Ser. B,
             Rev., (p), FGIC, 6.00%, 04/01/04                                717
       100   Port Authority of New York &
             New Jersey, Special Obligation,
             Versatile Structure Obligation, Ser. 6,
             Rev., FRDO, 1.02%, 03/01/04                                     100
             -------------------------------------------------------------------
                                                                             817
             -------------------------------------------------------------------
             Total Municipal Securities
             (Cost $5,848)                                                 5,904
             -------------------------------------------------------------------

SHARES
--------------------------------------------------------------------------------
             MONEY MARKET FUND -- 1.4%

    22,446   JPMorgan Tax Free Money Market
             Fund (a)
             (Cost $22,446)                                               22,446
             -------------------------------------------------------------------
             Total Short-Term Investments
             (Cost $28,294)                                               28,350
             -------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (COST $1,437,376)                                      $  1,555,752
             -------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN NEW JERSEY TAX FREE
  INCOME FUND

PORTFOLIO OF INVESTMENTS           AS OF FEBRUARY 29, 2004           (Unaudited)
(Amounts in thousands)

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 94.4%

             STATE AND MUNICIPAL OBLIGATIONS -- 94.4%

             ARIZONA -- 0.2%
$      100   Phoenix Civic Improvement Corp.,
             Water Systems, Junior Lien, Rev., (p),
             5.50%, 07/01/06                                        $        110

             CONNECTICUT -- 2.6%
     1,225   Connecticut State, Residual Certificates,
             Ser. 529-Y, GO, Inverse Floater, FRDO,
             9.57%, 03/04/04                                               1,658
       180   East Hartford, Connecticut, GO, FGIC,
             5.25%, 05/01/15                                                 209
             -------------------------------------------------------------------
                                                                           1,867
             -------------------------------------------------------------------
             HAWAII -- 0.2%
       125   Maui County, Ser. A, GO, (p), FGIC,
             5.50%, 03/01/10                                                 147

             KANSAS -- 0.4%
       275   Kansas Development Finance Authority,
             Department of Corrections, El Dorado
             Unit Project, Ser. H, Rev., MBIA,
             5.20%, 08/01/11                                                 319

             MICHIGAN -- 1.6%
       985   Anchor Bay School District, GO,
             5.25%, 05/01/15 +                                             1,150

             NEW JERSEY -- 70.0%
       140   Atlantic City, New Jersey, Ser. B, GO, MBIA,
             4.00%, 08/01/10                                                 152
       450   Atlantic County, Public Facilities Lease
             Agreement, COP, FGIC, 6.00%, 03/01/13                           548
       310   Audubon School District, GO, MBIA,
             4.00%, 10/01/07                                                 334
       305   Audubon School District, GO, MBIA,
             4.00%, 10/01/08                                                 330
       410   Bayonne, New Jersey, Ser. B, GO, FSA,
             5.00%, 01/15/16                                                 465
       400   Bayonne, New Jersey, Ser. B, GO, FSA,
             5.25%, 01/15/18                                                 463
       480   Bayonne, New Jersey, Ser. B, GO, FSA,
             5.25%, 01/15/19                                                 554
$      505   Bayonne, New Jersey, Ser. B, GO, FSA,
             5.50%, 01/15/20                                        $        596
       530   Bayonne, New Jersey, Ser. B, GO, FSA,
             5.50%, 01/15/21                                                 624
       535   Bayonne, New Jersey, Ser. B, GO, FSA,
             5.50%, 01/15/22                                                 627
       100   Cape May County Municipal Utilities
             Authority, Sewer, Ser. A, Rev., FSA,
             6.00%, 01/01/09                                                 117
       200   Delaware River Port Authority,
             Pennsylvania & New Jersey,
             Port District Project, Ser. A, Rev., FSA,
             5.25%, 01/01/12                                                 232
     1,700   Delaware River Port Authority,
             Pennsylvania & New Jersey,
             Port District Project, Ser. B, Rev., FSA,
             5.70%, 01/01/21                                               1,942
     1,385   Ewing Township School District,
             School Bond Resource Fund,
             GO, (p), FGIC, 5.30%, 08/01/08                                1,582
       850   Freehold Regional High School District,
             GO, FGIC, 5.00%, 03/01/16                                       965
       130   Freehold Township Board of Education,
             GO, MBIA, 5.00%, 02/15/11                                       148
       100   Gloucester County Improvement
             Authority, County Guaranteed, Ser. A,
             Rev., MBIA, 5.35%, 08/01/09                                     115
       145   Gloucester County Improvement Authority,
             County Guaranteed, Ser. A, Rev., MBIA,
             5.55%, 08/01/12                                                 166
       200   Gloucester County Improvement Authority,
             County Guaranteed, Ser. A, Rev., MBIA,
             5.70%, 08/01/15                                                 234
       500   Gloucester Township Board of Education,
             GO, MBIA, 4.50%, 08/01/10                                       557
     1,720   Hillsborough Township School District,
             GO, FSA, 5.38%, 10/01/14                                      2,026
       135   Howell Township, GO, MBIA,
             5.00%, 01/01/09                                                 152
     1,425   Hudson County, COP, MBIA,
             7.00%, 12/01/12                                               1,828

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                            SEMI - ANNUAL REPORT
                                                                FEBRUARY 29 2004

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW JERSEY -- CONTINUED
$    1,500   Hudson County, COP, MBIA,
             6.25%, 12/01/14                                        $      1,859
       175   Irvington Township, Ser. B, GO, FSA,
             5.00%, 08/01/08                                                 196
       200   Jersey City Municipal Utilities Authority,
             Rev., FSA, 5.25%, 12/01/12                                      233
       210   Jersey City, New Jersey, School
             Improvement, School Board Fund,
             Ser. A, GO, 6.25%, 10/01/09                                     252
       475   Jersey City, New Jersey, School
             Improvement, School Board Fund, Ser. B,
             GO, AMBAC, 5.25%, 03/01/14                                      551
       170   Long Hill Township, GO, 5.15%, 08/15/07                         189
       380   Lopatcong Township Board of Education,
             GO, (p), FSA, 5.63%, 07/15/10                                   451
       400   Lopatcong Township Board of Education,
             GO, (p), FSA, 5.70%, 07/15/10                                   476
       450   Lopatcong Township Board of Education,
             GO, (p), FSA, 5.70%, 07/15/10                                   536
        55   Lower Township, General Improvement,
             GO, FSA, 4.25%, 07/15/11                                         60
       100   Mainland Regional High School District,
             School Board Resource Fund, GO,
             5.20%, 11/15/06                                                 110
       105   Mainland Regional High School District,
             School Board Resource Fund, GO,
             5.20%, 11/15/07                                                 118
        60   Mainland Regional High School District,
             School Board Resource Fund, GO,
             5.25%, 11/15/08                                                  69
       110   Mainland Regional High School District,
             School Board Resource Fund, GO,
             5.25%, 11/15/09                                                 127
       115   Mainland Regional High School District,
             School Board Resource Fund, GO,
             5.25%, 11/15/10                                                 132
       225   Merchantville Board of Education,
             GO, FSA, 5.00%, 01/15/07 +                                      246
       225   Merchantville Board of Education,
             GO, FSA, 5.00%, 01/15/08 +                                      250
       225   Merchantville Board of Education,
             GO, FSA, 5.00%, 01/15/09 +                                      253
$      150   Middlesex County, General Improvement,
             GO, 5.30%, 01/15/09                                    $        170
       160   Middletown Township Board of Education,
             GO, (p), MBIA, 5.80%, 08/01/07                                  182
     2,500   Middletown Township Board of Education,
             GO, (p), MBIA, 5.85%, 08/01/07                                2,855
       220   Midland Park Board of Education,
             GO, FSA, 4.13%, 08/15/06                                        235
       100   Monroe Township Board of Education
             Middlesex County, GO, FGIC,
             5.00%, 09/15/10                                                 115
       100   Morris County, GO, 5.13%, 05/13/10                              115
     1,320   New Jersey , Transportation Trust Fund
             Authority, Ser. A, Rev. (p),
             5.00%, 06/15/09                                               1,502
     1,060   New Jersey Economic Development
             Authority, New Jersey Performing Arts
             Center Project, Ser. A, Rev., AMBAC,
             6.00%, 06/15/08                                               1,233
       100   New Jersey Economic Development
             Authority, Rev., FSA, 5.50%, 11/15/09                           116
       220   New Jersey Economic Development
             Authority, Transportation Project,
             Sublease, Ser. B, Rev., FSA,
             5.75%, 05/01/09                                                 257
       100   New Jersey Health Care Facilities
             Financing Authority, St. Elizabeth
             Hospital Obligation Group, Rev.,
             6.00%, 07/01/14                                                 103
       720   New Jersey State Educational Facilities
             Authority, Capital Improvement Fund,
             Ser. A, Rev., 5.00%, 09/01/08                                   805
       600   New Jersey State Educational Facilities
             Authority, Drew University, Ser. C, Rev.,
             FGIC, 5.25%, 07/01/18                                           696
     2,545   New Jersey State Educational Facilities
             Authority, Drew University, Ser. C, Rev.,
             MBIA, 5.25%, 07/01/13                                         2,859
       115   New Jersey State Educational Facilities
             Authority, Fairleigh Dickinson University,
             Ser. G, Rev., 4.88%, 07/01/04                                   116

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW JERSEY -- CONTINUED
$    1,000   New Jersey State Educational Facilities
             Authority, Fairleigh Dickinson University,
             Ser. G, Rev., 5.70%, 07/01/28                          $      1,029
     1,050   New Jersey State Educational Facilities
             Authority, Higher Education Equipment
             Leasing Fund, Ser. A, Rev.,
             5.00%, 09/01/08                                               1,175
     1,000   New Jersey State Educational Facilities
             Authority, Princeton University, Ser. E,
             Rev., (p), 5.25%, 07/01/10                                    1,163
       135   New Jersey State Educational Facilities
             Authority, Rowan College, Ser. E, Rev., (p),
             AMBAC, 5.75%, 07/01/06                                          150
     1,275   New Jersey State Transit Corp., COP, FSA,
             5.00%, 10/01/09                                               1,440
       270   New Jersey State Transit Corp., Federal
             Transporation Administration Grants,
             COP, Ser. A, AMBAC, 5.63%, 09/15/09                             313
     1,000   New Jersey State Transit Corp., Federal
             Transportation Administration Grants,
             COP, Ser. A, (p), AMBAC, 6.13%, 09/15/09                      1,194
       200   New Jersey State Turnpike Authority,
             Rev., (p), 6.75%, 01/01/09                                      222
       250   New Jersey State Turnpike Authority,
             Rev., (p) MBIA, 6.75%, 01/01/09                                 277
        50   New Jersey State Turnpike Authority,
             Ser. C, Rev., 6.50%, 01/01/16                                    62
       260   New Jersey State Turnpike Authority,
             Ser. C, Rev. (p), 6.50%, 01/01/16                               323
       335   New Jersey State Turnpike Authority,
             Ser. C, Rev., (p), MBIA-IBC,
             6.50%, 01/01/16                                                 420
       105   New Jersey State Turnpike Authority,
             Ser. C, Rev., MBIA-IBC, 6.50%, 01/01/16                         132
       160   New Jersey State, GO, (p),
             5.50%, 05/01/10                                                 188
       350   New Jersey State, Ser. D, GO,
             8.00%, 02/15/07                                                 413
       100   New Jersey State, Ser. D, GO,
             6.00%, 02/15/11                                                 120
     1,270   New Jersey State, Ser.H, GO,
             5.25%, 07/01/10                                               1,468
$      100   New Jersey Transportation Trust Fund
             Authority, Ser. C, Rev., 5.00%, 12/15/06               $        109
       400   New Jersey Transportation Trust Fund
             Authority, Transportation Systems,
             Ser. A, Rev., 5.63%, 06/15/14                                   472
     1,000   New Jersey Transportation Trust Fund
             Authority, Transportation Systems,
             Ser. A, Rev., 5.75%, 06/15/16                                 1,195
       100   New Jersey Transportation Trust Fund
             Authority, Transportation Systems,
             Ser. A, Rev. (p), 6.00%, 06/15/10                               121
       270   New Jersey Transportation Trust Fund
             Authority, Transportation Systems,
             Ser. A, Rev., (p), 6.00%, 06/15/16                              325
       270   New Jersey Wastewater Treatment Trust,
             Ser. C, Rev., 6.88%, 06/15/07                                   315
     1,000   New Jersey Wastewater Treatment Trust,
             Ser. D, Rev., MBIA, 7.00%, 07/01/10                           1,253
       500   Ocean County Utilities Authority,
             New Jersey Wastewater, GO,
             6.00%, 01/01/07                                                 561
       100   Roxbury Township Board Of Education,
             GO, FSA, 4.00%, 09/01/07                                        108
       100   Somerset County, GO, 5.10%, 09/15/07                            112
       100   South Brunswick Township Board of
             Education, GO, (p), FGIC, 5.63%, 12/01/09                       118
       215   Stony Brook Regional Sewage
             Authority, Rev., 5.00%, 12/01/14                                246
     1,005   Summit, New Jersey, School Board
             Resource Fund, GO, (p), 5.70%, 06/01/09                       1,177
        35   Summit, New Jersey, School Board
             Resource Fund, GO, (p), 5.70%, 06/01/09                          41
       450   Warren Township Sewage Authority,
             Rev., 3.00%, 12/01/08                                           468
       275   Winslow Township Board of Education,
             Winslow School District, GO, FGIC,
             5.00%, 08/01/10                                                 314
       250   Winslow Township Board of Education,
             Winslow School District, GO, FGIC,
             5.00%, 08/01/12                                                 287

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW JERSEY -- CONTINUED
$    1,000   Winslow Township Board of Education,
             Winslow School District, GO, FGIC,
             5.00%, 08/01/13                                        $      1,145
             -------------------------------------------------------------------
                                                                          50,680
             -------------------------------------------------------------------

             NEW MEXICO -- 0.3%
       185   New Mexico State Highway Commission,
             Senior Sub Lien, Ser. D, Rev.,
             5.00%, 06/15/12                                                 211

             NEW YORK -- 3.4%
       530   New York State Dormitory Authority,
             New York University, Ser. A, Rev.,
             MBIA, 5.75%, 07/01/16                                           643
     1,500   Port Authority of New York & New Jersey,
             CONS, 93rd Ser., Rev., 6.13%, 06/01/94                        1,784
             -------------------------------------------------------------------
                                                                           2,427
             -------------------------------------------------------------------

             PUERTO RICO -- 15.7%
       250   Puerto Rico Commonwealth, GO, (p),
             5.40%, 07/01/06                                                 277
       250   Puerto Rico Commonwealth, GO,
             MBIA-IBC, 7.00%, 07/01/10                                       316
     1,600   Puerto Rico Commonwealth, GO,
             5.75%, 07/01/17                                               1,834
       110   Puerto Rico Commonwealth, Public
             Improvement, GO, 5.00%, 07/01/06                                118
       250   Puerto Rico Commonwealth, Public
             Improvement, GO, FSA, 5.50%, 07/01/14                           298
       205   Puerto Rico Commonwealth, Public
             Improvement, Ser. A, GO, FGIC,
             5.25%, 07/01/12                                                 239
       235   Puerto Rico Commonwealth, Public
             Improvement, Ser. A, GO, MBIA,
             5.50%, 07/01/16                                                 281
       140   Puerto Rico Electric Power Authority,
             Rev., MBIA, 5.00%, 07/01/19                                     160
       200   Puerto Rico Electric Power Authority,
             Ser. NN, Rev., MBIA, 5.25%, 07/01/21                            234
       230   Puerto Rico Highway & Transportation
             Authority, Ser. E, Rev., FSA,
             5.50%, 07/01/15                                                 275
$      210   Puerto Rico Highway & Transportation
             Authority, Ser. E, Rev., FSA,
             5.50%, 07/01/16                                        $        251
     3,000   Puerto Rico Highway & Transportation
             Authority, Ser. F, Rev., 5.00%, 07/01/07                      3,294
       380   Puerto Rico Highway & Transportation
             Authority, Ser. W, Rev., MBIA-IBC,
             5.50%, 07/01/13                                                 452
     1,200   Puerto Rico Highway & Transportation
             Authority, Ser. W, Rev., MBIA-IBC,
             5.50%, 07/01/15                                               1,434
       250   Puerto Rico Highway & Transportation
             Authority, Ser. X, Rev., 5.50%, 07/01/13                        289
       150   Puerto Rico Highway & Transportation
             Authority, Ser. X, Rev., FSA,
             5.50%, 07/01/15                                                 179
       430   Puerto Rico Highway & Transportation
             Authority, Ser. Z, Rev., MBIA,
             6.25%, 07/01/14                                                 541
       120   Puerto Rico Public Buildings Authority,
             Government Facilities, Ser. A, Rev.,
             AMBAC, 6.25%, 07/01/08                                          141
       130   Puerto Rico Public Finance Corp.,
             Commonwealth Appropriations, Ser. A,
             AMBAC, 5.38%, 06/01/17                                          154
       500   University of Puerto Rico, Ser. O, Rev.,
             MBIA, 5.75%, 06/01/17                                           587
             -------------------------------------------------------------------
                                                                          11,354
             -------------------------------------------------------------------
             Total State and Municipal Obligations
             (Cost $63,704)                                               68,265
             -------------------------------------------------------------------

SHARES
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.6%

             MONEY MARKET FUND -- 5.6%
     4,031   JPMorgan Tax Free Money Market Fund (a)
             (Cost $4,031)                                          $      4,031
             -------------------------------------------------------------------
             Total Short term investments
             (Cost $4,031)                                                 4,031
             -------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (COST $67,735)                                         $     72,296
             -------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN NEW YORK INTERMEDIATE
  TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS           AS OF FEBRUARY 29, 2004           (Unaudited)
(Amounts in thousands)

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 97.0%

             STATE AND MUNICIPAL OBLIGATIONS -- 97.0%

             ARIZONA -- 0.6%
$    4,280   Arizona Health Facilities Authority,
             Catholic Healthcare West, Ser. A, Rev.,
             6.13%, 07/01/09 +                                      $      4,652

             CALIFORNIA -- 0.4%
       630   Lancaster Financing Authority, Tax
             Allocation, Redevelopment Projects,
             Project No. 5 & 6, MBIA, 5.00%, 02/01/13                        716
       650   Lancaster Financing Authority, Tax
             Allocation, Redevelopment Projects,
             Project No. 5 & 6, MBIA, 5.00%, 02/01/14                        735
     1,040   Lancaster Redevelopment Agency, Tax
             Allocation, Redevelopment Project Areas,
             MBIA, 5.00%, 08/01/11                                         1,197
             -------------------------------------------------------------------
                                                                           2,648
             -------------------------------------------------------------------

             CONNECTICUT -- 1.9%
    10,605   Connecticut State, Residual Certificates,
             Ser. 529-Y, GO, Inverse Floater, FRDO,
             9.57%, 03/04/04                                              14,355

             FLORIDA -- 0.2%
     1,000   Sunrise Excise Tax & Special Assessment,
             Utilities Systems, Ser. A, Rev.,
             AMBAC, 5.50%, 10/01/15                                        1,176

             ILLINOIS -- 0.4%
     2,882   Illinois Development Finance Authority,
             Riverside Health & Fitness Center Project,
             Ser. 1998-C, Rev., 5.20%, 08/01/28                            3,131

             KENTUCKY-- 0.1%
       500   Kentucky State Turnpike Authority,
             Revitalization Projects, Rev.,
             AMBAC, 6.50%, 07/01/07                                          578

             MARYLAND -- 0.5%
     3,400   Howard County, Consolidated Public
             Improvement Project, Ser. A, GO,
             5.00%, 08/15/08                                               3,840

             MASSACHUSETTS-- 0.2%
$    1,000   Massachusetts State, Ser. A, GO,
             6.00%, 11/01/11                                        $      1,207

             MICHIGAN -- 0.3%
     1,800   Michigan State Hospital Finance Authority,
             Ascension Health Credit, Ser. B, Adj., Rev.,
             5.30%, 11/15/33                                               1,980

             MISSOURI -- 1.3%
     6,055   Kansas City School District Building Corp.,
             Elementary Schools Project, Ser. B, Rev.,
             FGIC, 5.00%, 02/01/13                                         6,886
     2,250   St. Louis Municipal Finance Corp.,
             Convention Center Project, Rev.,
             AMBAC, 5.25%, 07/15/13                                        2,626
             -------------------------------------------------------------------
                                                                           9,512
             -------------------------------------------------------------------

             MULTIPLE STATES -- 0.1%
       865   Koch Finance Tax Exempt Lease Trust,
             5.21%, 07/01/04 (i)                                             867

             NEW JERSEY -- 1.0%
       540   Camden County Improvement Authority,
             County Guaranteed Lease, Ser. A, Rev.,
             FGIC, 5.25%, 09/01/13                                           624
       750   Gloucester Township Board Of Education,
             GO, MBIA, 5.00%, 08/01/11                                       858
       500   Gloucester Township Board Of Education,
             GO, MBIA, 5.00%, 08/01/13                                       572
     1,985   Mercer County Improvement Authority,
             Regional Sludge Project, Rev.,
             FGIC, 5.00%, 12/15/08                                         2,246
     1,025   New Jersey State Educational Facilities
             Authority, Higher Education, Capital
             Improvement, Ser. B, Rev.,
             5.75%, 09/01/10                                               1,211
     1,005   New Jersey State Educational Facilities
             Authority, Montclair State University,
             Ser. L, Rev., MBIA, 5.00%, 07/01/10                           1,149
       560   South Orange & Maplewood School
             District, GO, FSA, 5.00%, 09/01/15                              639
             -------------------------------------------------------------------
                                                                           7,299
             -------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                            SEMI - ANNUAL REPORT
                                                                FEBRUARY 29 2004

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- 80.4%
$    1,120   Allegany County IDA, Alfred University,
             Civic Facilities, Rev., MBIA,
             5.25%, 08/01/11 +                                      $      1,275
     1,175   Amherst IDA, Civic Facilities, Faculty-
             Student Housing Corp., Ser. A, Rev.,
             AMBAC, 5.50%, 08/01/15 +                                      1,365
     1,000   Amherst IDA, Civic Facilities, Faculty-
             Student Housing Corp., Ser. B, Rev.,
             AMBAC, 5.50%, 08/01/15 +                                      1,162
     1,290   Amherst IDA, Civic Facilities, Faculty-
             Student Housing Corp., Ser. B, Rev.,
             AMBAC, 5.75%, 08/01/15 +                                      1,523
       150   Arkport Central School District, GO, FSA,
             5.20%, 06/15/09 +                                               173
       500   Attica Central School District, GO, FSA,
             5.00%, 06/15/15 +                                               575
     6,895   Babylon IDA, Civic Facilities, Winthrop S.
             Nassau University East, Inc. Project,
             Ser. A, Rev., AMBAC, 6.63%, 08/01/19 @ +                      8,339
     3,000   Babylon, New York, Waste Facilities, GO,
             FGIC, 9.00%, 08/01/11 +                                       4,199
       200   Battery Park City Authority, New York,
             Ser. A, Rev., (p), AMBAC, 5.50%, 11/01/06                       226
     1,040   Beacon City School District, GO, MBIA,
             5.50%, 07/15/11                                               1,224
     1,025   Beacon City School District, GO, MBIA,
             5.50%, 07/15/14                                               1,206
       650   Brentwood Union Free School District,
             GO, FSA, 5.63%, 06/15/13                                        750
       200   Bridgewater Leonardsville West Winfield
             Central School District, GO, FGIC,
             5.00%, 06/15/06                                                 217
     1,660   Brockport Central School District, GO,
             FGIC, 5.50%, 06/15/13                                         1,957
     1,100   Brockport Central School District, GO,
             FGIC, 5.50%, 06/15/14                                         1,303
     1,660   Brockport Central School District, GO,
             FGIC, 5.50%, 06/15/15                                         1,974
       685   Brockport Central School District, GO,
             FGIC, 5.75%, 06/15/17                                           839
       450   Bronxville Union Free School District, GO,
             5.25%, 10/15/10                                                 519
$    1,000   Brookhaven, New York, Public
             Improvement, GO, AMBAC,
             5.30%, 11/15/11                                        $      1,156
     3,964   Buffalo, New York, State University of
             New York, 5.50%, 01/01/07 (i)                                 4,059
       590   Burnt Hills-Ballston Lake Central School
             District, GO, FGIC, 5.40%, 07/15/16                             679
       305   Burnt Hills-Ballston Lake Central School
             District, GO, FGIC, 5.50%, 07/15/17                             352
       375   Burnt Hills-Ballston Lake Central School
             District, GO, FGIC, 5.50%, 07/15/18                             433
       250   Byram Hills Central School District,
             GO, 4.00%, 11/15/06                                             267
       255   Byram Hills Central School District,
             GO, 4.00%, 11/15/07                                             276
       275   Byram Hills Central School District,
             GO, 4.00%, 11/15/08                                             299
       260   Byram Hills Central School District,
             GO, 4.00%, 11/15/09                                             283
     1,000   Canandaigua City School District, Ser. A,
             GO, FSA, 5.38%, 04/01/15                                      1,149
       100   Carthage Central School District, Ser. A,
             GO, FGIC, 4.40%, 06/15/15                                       112
       250   Chenango Forks Central School District,
             GO, FGIC, 5.63%, 06/15/11                                       295
       850   Chenango Forks Central School District,
             GO, FGIC, 5.70%, 06/15/12                                     1,007
       370   City of Buffalo, Buffalo School, Ser. B,
             GO, MBIA, 5.38%, 11/15/14                                       426
     1,500   Cleveland Hill Union Free School District,
             Cheektowaga, GO, FGIC,
             5.50%, 10/15/13                                               1,734
     1,730   Cleveland Hill Union Free School District,
             Cheektowaga, GO, FGIC, 5.50%, 10/15/14                        1,991
       120   East Rochester Union Free School District,
             GO, FSA, 5.70%, 06/15/14                                        142
     2,250   Eastport-South Manor Central School
             District, GO, FGIC, 4.50%, 06/15/07                           2,465
     2,300   Eastport-South Manor Central School
             District, GO, FGIC, 4.50%, 06/15/08                           2,548
     2,200   Eastport-South Manor Central School
             District, GO, FGIC, 4.63%, 06/15/09                           2,468

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$    1,130   Erie County Water Authority,
             Improvement & Extension, Rev.,
             5.75%, 12/01/08                                        $      1,248
       285   Fayetteville-Manlius Central School
             District, GO, FGIC, 5.00%, 06/15/12                             325
       300   Gananda Central School District, GO,
             FSA, 4.70%, 06/15/11                                            340
     1,050   Goshen Central School District, GO,
             FGIC, 5.00%, 06/15/16                                         1,204
     1,050   Goshen Central School District, GO,
             FGIC, 5.00%, 06/15/17                                         1,203
     1,000   Goshen Central School District, GO,
             FGIC, 5.00%, 06/15/19                                         1,136
       690   Harborfields Central School District,
             Greenlawn, GO, FSA, 5.00%, 06/01/08                             774
     1,480   Harborfields Central School District,
             Greenlawn, GO, FSA, 5.00%, 06/01/09                           1,679
     1,545   Harborfields Central School District,
             Greenlawn, GO, FSA, 5.00%, 06/01/10                           1,760
     1,000   Ilion Central School District, Ser. B, GO,
             FGIC, 5.00%, 06/15/14                                         1,129
        70   Irvington Union Free School District, GO,
             FSA, 5.00%, 04/01/12                                             79
     1,070   Lindenhurst Union Free School District,
             GO, (p), FGIC, 5.25%, 07/15/12                                1,208
     1,460   Lindenhurst Union Free School District,
             GO, (p), FGIC, 5.25%, 07/15/17                                1,620
     1,295   Lindenhurst Union Free School District,
             GO, FGIC, 5.25%, 07/15/16                                     1,441
       300   Long Island Power Authority, Electric
             Systems, Rev., MBIA, 5.00%, 04/01/07                            329
     5,250   Long Island Power Authority, Electric
             Systems, Ser. A, Rev., (p), FSA,
             5.50%, 12/01/12                                               6,302
     1,875   Long Island Power Authority, Electric
             Systems, Ser. A, Rev., (p), FSA,
             5.50%, 12/01/13                                               2,253
     3,000   Long Island Power Authority, Electric
             Systems, Ser. A, Rev., AMBAC,
             5.50%, 12/01/08                                               3,440
$    8,770   Long Island Power Authority, Electric
             Systems, Ser. A, Rev., AMBAC,
             5.50%, 12/01/11                                        $     10,310
       160   Longwood Central School District at
             Middle Island, GO, FSA, 4.80%, 06/15/13                         181
       525   Mahopac Central School District, Ser. B,
             GO, MBIA, 5.60%, 06/15/14                                       603
       815   Mahopac Central School District, Ser. B,
             GO, MBIA, 5.60%, 06/15/15                                       931
     1,090   Massapequa Union Free School District,
             Ser. A, GO, FSA, 5.38%, 06/15/09                              1,263
     2,180   Massapequa Union Free School District,
             Ser. A, GO, FSA, 5.38%, 06/15/12                              2,575
     2,485   Massapequa Union Free School District,
             Ser. A, GO, FSA, 5.40%, 06/15/13                              2,939
     3,135   Massapequa Union Free School District,
             Ser. A, GO, FSA, 5.70%, 06/15/16                              3,762
       115   Metropolitan Transportation Authority,
             Commuter Facilites, Ser. E, Rev., (p),
             AMBAC, 5.00%, 07/01/13                                          133
       340   Metropolitan Transportation Authority,
             Commuter Facilities, Ser. A, Rev., (p),
             FGIC, 6.10%, 07/01/06                                           385
       100   Metropolitan Transportation Authority,
             Commuter Facilities, Ser. A, Rev., (p),
             FSA, 5.00%, 07/01/11                                            116
       500   Metropolitan Transportation Authority,
             Commuter Facilities, Ser. B, Rev., (p),
             MBIA, 6.10%, 07/01/09                                           598
       100   Metropolitan Transportation Authority,
             Commuter Facilities, Service Contract,
             Ser. Q, Rev., (p), AMBAC,
             5.13%, 07/01/13                                                 116
     1,000   Metropolitan Transportation Authority,
             Dedicated Tax Fund, Ser. A, Rev.,
             5.00%, 11/15/05 +                                             1,061
       115   Metropolitan Transportation Authority,
             Dedicated Tax Fund, Ser. A, Rev., (p),
             FGIC, 5.00%, 10/01/15                                           133
       250   Metropolitan Transportation Authority,
             Dedicated Tax Fund, Ser. A, Rev., (p),
             FGIC, 6.00%, 04/01/10                                           301

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$    5,500   Metropolitan Transportation Authority,
             Dedicated Tax Fund, Ser. A, Rev., (p),
             MBIA, 6.25%, 04/01/11                                  $      6,774
     1,000   Metropolitan Transportation Authority,
             Ser. E, Rev., MBIA, 5.50%, 11/15/12                           1,183
    11,920   Metropolitan Transportation Authority,
             Service Contract, Ser. A, Rev.,
             5.75%, 07/01/16                                              14,202
     2,370   Metropolitan Transportation Authority,
             Service Contract, Ser. A, Rev.,
             5.75%, 07/01/18                                               2,833
     4,750   Metropolitan Transportation Authority,
             Service Contract, Ser. A, Rev., FSA,
             5.75%, 01/01/18                                               5,767
       100   Metropolitan Transportation Authority,
             Transportation Facilities, Ser. A, Rev., (p),
             6.00%, 07/01/09                                                 119
       100   Metropolitan Transportation Authority,
             Transportation Facilities, Ser. A, Rev., (p),
             6.13%, 07/01/09                                                 120
       250   Metropolitan Transportation Authority,
             Transportation Facilities, Ser. B-1, Rev., (p),
             AMBAC, 5.00%, 01/01/12                                          287
       180   Metropolitan Transportation Authority,
             Transportation Facilities, Ser. B-1, Rev., (p),
             AMBAC, 5.00%, 01/01/12                                          206
       510   Metropolitan Transportation Authority,
             Transportation Facilities, Ser. C, Rev., (p),
             FSA, 5.25%, 07/01/10                                            583
       675   Metropolitan Transportation Authority,
             Transportation Facilities, Ser. M, Rev., (p),
             FGIC, 5.40%, 07/01/07                                           760
       100   Mexico Central School District, GO,
             MBIA, 4.20%, 06/15/07                                           109
     1,000   Monroe County, Public Improvement, GO,
             6.00%, 03/01/18                                               1,198
     1,000   Monroe County, Public Improvement, GO,
             6.00%, 03/01/19                                               1,196
        65   Monroe County, Public Improvement, GO,
             AMBAC, 5.88%, 06/01/08                                           75
     1,030   Monroe County, Public Improvement, GO,
             FGIC, 5.00%, 03/01/15                                         1,136
$      100   Monroe County, Public Improvement, GO,
             FGIC, 5.00%, 03/01/16                                  $        110
       360   Monroe County, Public Improvement, GO,
             MBIA-IBC, 6.00%, 03/01/15                                       439
       400   Monroe County, Public Improvement,
             Ser. A, GO, 4.70%, 06/01/08                                     433
     1,065   Monroe County, Public Improvement,
             Ser. P, GO, (p), AMBAC,
             5.88%, 06/01/08                                               1,238
       735   Monroe Woodbury Central School
             District, Ser. A, GO, FGIC,
             4.50%, 05/15/10                                                 816
     1,615   Monroe Woodbury Central School
             District, Ser. A, GO, FGIC,
             5.00%, 05/15/13                                               1,846
     1,005   Monroe Woodbury Central School
             District, Ser. A, GO, FGIC,
             5.00%, 05/15/14                                               1,147
     1,020   Monticello Central School District, GO,
             FGIC, 5.63%, 06/15/06                                         1,120
       160   Municipal Assistance Corporation for the
             City of New York, Ser. I, Rev.,
             6.25%, 07/01/07                                                 184
     2,750   Municipal Assistance Corporation for the
             City of New York, Ser. O, Rev.,
             5.25%, 07/01/08                                               3,113
       365   Municipal Assistance Corporation for the
             City of New York, Ser. G, Rev.,
             6.00%, 07/01/07                                                 416
     6,500   Municipal Assistance Corporation for the
             City of New York, Ser. G, Rev.,
             6.00%, 07/01/08                                               7,457
       140   Municipal Assistance Corporation for the
             City of New York, Ser. M, Rev.,
             5.25%, 07/01/06                                                 153
     4,740   Nassau County IDA, Civic Facility, Hofstra
             University Project, Rev., MBIA,
             5.25%, 07/01/09                                               5,431
     4,360   Nassau County, Comb Sewer Districts,
             Ser. F, GO, MBIA, 5.35%, 07/01/09                             5,008
       450   New Rochelle City School District, Ser. A,
             GO, FSA, 5.00%, 12/15/10                                        515

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$    1,000   New York City IDA, Civic Facilities, New
             School for Social Research, Ser. A,
             Rev., MBIA, 5.75%, 09/01/15                            $      1,084
     1,260   New York City IDA, Civic Facilities,
             New York Blood Center, Inc. Project,
             Rev., (p), 7.20%, 05/01/04                                    1,273
     3,605   New York City IDA, Civic Facilities,
             Nightingale-Bamford School, Rev.,
             AMBAC, 5.00%, 01/15/10                                        4,081
     3,000   New York City Municipal Water Finance
             Authority, Water & Sewer System, Ser. A,
             Rev., FGIC, 5.75%, 06/15/31                                   3,394
     5,500   New York City Municipal Water Finance
             Authority, Water & Sewer System, Ser. B,
             Rev., MBIA, 5.80%, 06/15/29                                   6,246
     1,000   New York City Transit Authority,
             Metropolitan Transportation Authority,
             Triborough, COP, Ser. A, AMBAC,
             5.63%, 01/01/12                                               1,151
     2,280   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. A, Rev.,
             5.00%, 05/01/07                                               2,513
     1,555   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. A,
             Rev., 5.00%, 08/01/08                                         1,744
       105   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. A,
             Rev., (p), 5.00%, 08/15/07                                      118
       140   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. A,
             Rev., (p), 5.13%, 08/15/07                                      158
     4,000   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. A,
             Rev., (p), 5.38%, 02/15/10                                    4,691
     1,000   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. A,
             Rev., (p), 5.75%, 08/15/24                                    1,192
     5,130   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. A,
             Rev., (p), 5.75%, 08/15/18                                    6,115
$    2,100   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. A,
             Rev., (p), 6.00%, 08/15/09                             $      2,530
     1,635   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. A,
             Rev., (p), FGIC, 6.00%, 08/15/09                              1,970
       475   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. B,
             Rev., 5.50%, 02/01/13                                           550
       695   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. B,
             Rev., 6.13%, 11/15/14                                           836
     3,380   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. B,
             Rev., (p), 5.50%, 02/01/11                                    4,015
     3,305   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. B,
             Rev., (p), 6.13%, 05/15/10                                    4,039
     3,500   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. B,
             Rev., Adj., 5.25%, 02/01/29                                   3,972
     2,500   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. B,
             Rev., FSA, 6.00%, 11/15/10                                    3,005
     1,215   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. C,
             Rev., TRAN, 5.50%, 02/01/11                                   1,415
       100   New York City Transitional Finance
             Authority, Ser. A, Rev., (p), FGIC,
             5.00%, 08/15/07                                                 113
     2,000   New York City Trust for Cultural Resources,
             Educational Broadcasting Corp., Ser. 1999,
             Rev., 4.60%, 01/01/08                                         2,011
     1,000   New York City, New York, Ser. E, GO,
             MBIA-IBC, 5.75%, 08/01/11                                     1,192
       670   New York City, New York, Capital
             Appreciation, Ser. E, GO, (p),
             6.35%, 05/15/08                                                 795
       290   New York City, New York, Ser. A, GO, (p),
             6.00%, 05/15/10                                                 352
       295   New York City, New York, Ser. A, GO, (p),
             MBIA, 6.00%, 05/15/10                                           358

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$    4,000   New York City, New York, Ser. B, GO, FGIC,
             5.75%, 08/01/13                                        $      4,697
       470   New York City, New York, Ser. C, GO, (p),
             5.25%, 03/15/12                                                 547
       160   New York City, New York, Ser. D, GO,
             FGIC, 5.75%, 08/01/09                                           187
       200   New York City, New York, Ser. D, GO,
             MBIA, 6.20%, 02/01/07                                           225
        50   New York City, New York, Ser. F, GO,
             5.25%, 08/01/05                                                  53
     1,145   New York City, New York, Ser. F, GO,
             5.75%, 02/01/12                                               1,241
       160   New York City, New York, Ser. F, GO, (p),
             5.75%, 02/01/06                                                 176
     3,000   New York Convention Center Operating
             Corp., Yale Building Acquisition Project,
             COP, 5.25%, 06/01/08                                          3,068
     1,475   New York Local Government Assistance
             Corp., Senior Lien, Ser. AA, Rev.,
             5.00%, 04/01/12                                               1,668
     9,000   New York Local Government Assistance
             Corp., Ser. A, Rev., (p), 5.90%, 04/01/05                     9,657
     2,000   New York Local Government Assistance
             Corp., Ser. E, Rev., FSA, 6.00%, 04/01/14                     2,419
     1,860   New York Mortgage Agency, Home Owner
             Mortgage, Ser. 94, Rev., 5.35%, 04/01/23                      1,988
       635   New York Municipal Bond Bank Agency,
             Special Program, Ser. A, Rev.,
             6.88%, 03/15/06                                                 638
       190   New York State Dormitory Authority,
             State University Educational Facilities,
             Ser. B, GO, (p), FSA, 5.50%, 05/15/08                           219
       370   New York State Dormitory Authority,
             Barnard College, Rev., AMBAC,
             4.00%, 07/01/08                                                 399
       205   New York State Dormitory Authority,
             Barnard College, Rev., AMBAC,
             4.00%, 07/01/09                                                 222
       440   New York State Dormitory Authority,
             Barnard College, Rev., AMBAC,
             4.50%, 07/01/10                                                 490
$      565   New York State Dormitory Authority,
             Canisius College, Rev.,
             4.00%, 07/01/08 +                                      $        602
       570   New York State Dormitory Authority,
             Canisius College, Rev., 4.50%, 07/01/10 +                       624
       645   New York State Dormitory Authority,
             Canisius College, Rev., 5.00%, 07/01/11 +                       725
       115   New York State Dormitory Authority,
             Canisius College, Rev., MBIA,
             4.95%, 07/01/14                                                 128
     1,520   New York State Dormitory Authority,
             Child Care Facilities, Service Contract,
             Ser. A, Rev., 5.38%, 04/01/13                                 1,726
     2,500   New York State Dormitory Authority, City
             University System, 3rd Generation
             Reserve, Rev., FSA, 5.38%, 07/01/13                           2,834
       100   New York State Dormitory Authority, City
             University System, CONS, Ser. 1, Rev., (p),
             FSA, 5.63%, 01/01/08                                            115
       140   New York State Dormitory Authority, City
             University System, CONS, Ser. 1, Rev.,
             MBIA, (p), 5.13%, 01/01/08                                      159
     3,565   New York State Dormitory Authority, City
             University System, CONS, Ser. A, Rev.,
             FSA, 5.75%, 07/01/13                                          4,282
     3,500   New York State Dormitory Authority, City
             University System, CONS, Ser. B, Rev.,
             6.00%, 07/01/14                                               4,138
       320   New York State Dormitory Authority, City
             University, 3rd Ser., Rev.,
             6.00%, 07/01/06                                                 352
       445   New York State Dormitory Authority, City
             University, 3rd Ser., Rev., (p),
             6.00%, 07/01/06                                                 494
     2,000   New York State Dormitory Authority,
             Columbia University, Ser. A, Rev.,
             5.25%, 07/01/12                                               2,316
     1,545   New York State Dormitory Authority,
             Columbia University, Ser. A, Rev.,
             5.25%, 07/01/13                                               1,767

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$    2,880   New York State Dormitory Authority,
             Columbia University, Ser. A, Rev.,
             5.25%, 07/01/14                                        $      3,292
       345   New York State Dormitory Authority,
             Columbia University, Ser. A, Rev.,
             5.25%, 07/01/16                                                 389
     3,565   New York State Dormitory Authority,
             Concord Nursing Home, Inc., Rev.,
             6.25%, 07/01/16                                               3,967
       110   New York State Dormitory Authority,
             Department of Health, Rev., (p),
             5.75%, 07/01/06                                                 124
       470   New York State Dormitory Authority, FHA
             Insured Nursing Home, Ser. A, Rev.,
             MBIA, 5.50%, 08/01/20                                           527
       100   New York State Dormitory Authority,
             Good Samaritan Hospital, Rev., (p),
             5.50%, 07/01/11                                                 119
     1,050   New York State Dormitory Authority,
             Lenox Hill Hospital Obligation Group,
             Rev., 5.00%, 07/01/05                                         1,101
       190   New York State Dormitory Authority, Long
             Island University, Rev., 5.00%, 09/01/12                        211
     1,970   New York State Dormitory Authority,
             Manhattan College, Rev.,
             5.50%, 07/01/09                                               2,250
     1,770   New York State Dormitory Authority,
             Manhattan College, Rev.,
             5.50%, 07/01/10                                               2,039
     1,295   New York State Dormitory Authority,
             Master Boces Program, Ser. A, Rev., FSA,
             5.00%, 08/15/11                                               1,476
     1,000   New York State Dormitory Authority,
             Memorial Sloan Kettering Cancer Center,
             Rev., MBIA, 5.50%, 07/01/09                                   1,153
     1,000   New York State Dormitory Authority,
             Memorial Sloan Kettering Cancer Center,
             Rev., MBIA, 5.50%, 07/01/23                                   1,171
       445   New York State Dormitory Authority,
             Memorial Sloan Kettering Cancer Center,
             Rev., MBIA, 5.75%, 07/01/19                                     542
$    2,340   New York State Dormitory Authority,
             Mental Health Services Facilities
             Improvement, Ser. B, Rev.,
             6.00%, 08/15/16                                        $      2,836
       310   New York State Dormitory Authority,
             Mental Health Services Facilities
             Improvement, Ser. B, Rev., MBIA,
             5.60%, 08/15/13                                                 350
       250   New York State Dormitory Authority,
             Mental Health, Ser. A, Rev., (p), MBIA,
             5.75%, 02/15/10                                                 296
       400   New York State Dormitory Authority,
             Municipal Health Facilities Improvement
             Program, Ser. 1, Rev., FSA,
             5.00%, 01/15/07                                                 436
       500   New York State Dormitory Authority,
             New York University, Ser. 1, Rev., AMBAC,
             5.50%, 07/01/14                                                 592
     1,925   New York State Dormitory Authority,
             New York University, Ser. 1, Rev., AMBAC,
             5.50%, 07/01/16                                               2,286
     1,455   New York State Dormitory Authority,
             New York University, Ser. 1, Rev., AMBAC,
             5.50%, 07/01/18                                               1,735
     2,900   New York State Dormitory Authority,
             New York University, Ser. 1, Rev., AMBAC,
             5.50%, 07/01/23                                               3,396
     1,570   New York State Dormitory Authority,
             New York University, Ser. 1, Rev., AMBAC,
             5.50%, 07/01/24                                               1,833
     2,280   New York State Dormitory Authority,
             New York University, Ser. 1, Rev., AMBAC,
             5.50%, 07/01/25                                               2,664
     8,360   New York State Dormitory Authority,
             New York University, Ser. A, Rev., AMBAC,
             5.75%, 07/01/13                                              10,057
     2,000   New York State Dormitory Authority,
             New York University, Ser. A, Rev., MBIA,
             5.75%, 07/01/09                                               2,344
     1,000   New York State Dormitory Authority,
             New York University, Ser. A, Rev., MBIA,
             5.75%, 07/01/15                                               1,207

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$    3,500   New York State Dormitory Authority,
             New York University, Ser. A, Rev., MBIA,
             5.75%, 07/01/16                                        $      4,243
     2,530   New York State Dormitory Authority,
             North Shore University Hospital, Rev.,
             MBIA, 5.50%, 11/01/10                                         2,966
     3,450   New York State Dormitory Authority,
             Pratt Institute, Rev., 6.25%, 07/01/14                        4,066
     1,150   New York State Dormitory Authority,
             School Districts Financing Program,
             Ser. A, Rev., MBIA, 5.25%, 10/01/09                           1,319
     3,855   New York State Dormitory Authority,
             School Districts Financing Program,
             Ser. A, Rev., MBIA, 5.25%, 10/01/10                           4,454
     1,960   New York State Dormitory Authority,
             School Districts Financing Program,
             Ser. C, Rev., MBIA, 5.50%, 10/01/12                           2,314
       775   New York State Dormitory Authority,
             School Districts Financing Program,
             Ser. E, Rev., MBIA, 5.00%, 10/01/12                             886
     1,270   New York State Dormitory Authority,
             School Districts Financing Program,
             Ser. F, Rev., MBIA, 6.50%, 10/01/20                           1,663
     4,850   New York State Dormitory Authority,
             Ser. B, Rev., FRDO, FGIC, 5.17%, 07/01/31                     5,547
     1,575   New York State Dormitory Authority,
             Ser. C, Rev., 7.38%, 05/15/10                                 1,891
       425   New York State Dormitory Authority,
             Ser. C, Rev., (p), 7.38%, 05/15/09                              532
     1,345   New York State Dormitory Authority,
             Service Contract, Child Care Facility,
             Rev., 5.13%, 04/01/12                                         1,525
       605   New York State Dormitory Authority,
             Special Act School Districts Program,
             Rev., MBIA, 5.30%, 07/01/11                                     693
     1,865   New York State Dormitory Authority,
             State Service Contract, Albany County,
             Rev., 5.25%, 04/01/12                                         2,050
       340   New York State Dormitory Authority,
             State Service Contract, Albany County,
             Rev., 5.50%, 04/01/08                                           383
$      205   New York State Dormitory Authority,
             State University Dormitory Facilities,
             Rev., (p), 5.00%, 07/01/12                             $        237
       500   New York State Dormitory Authority,
             State University Educational Facilities,
             Ser. A, Rev., 6.50%, 05/15/06                                   553
     6,725   New York State Dormitory Authority,
             State University Educational Facilities,
             Ser. A, Rev., FGIC, 5.50%, 05/15/13                           7,929
     1,050   New York State Dormitory Authority,
             State University Educational Facilities,
             Ser. A, Rev., MBIA-IBC, 5.25%, 05/15/21                       1,208
       800   New York State Dormitory Authority,
             State University Educational Facilities,
             Ser. A, Rev., MBIA-IBC, 5.50%, 05/15/10                         934
       415   New York State Dormitory Authority,
             State University Educational Facilities,
             Ser. I, Rev., (p), 5.13%, 05/15/08                              473
    25,247   New York State Dormitory Authority,
             State University of New York,
             Stoney Brook University, Rev.,
             3.92%, 03/27/07 (i)                                          25,782
    10,000   New York State Dormitory Authority,
             The City University of New York, CONS,
             Rev., AMBAC, 5.75%, 07/01/13                                 12,013
     1,345   New York State Dormitory Authority,
             The City University of New York, Special
             Obligation, Ser. D, MBIA-IBC,
             5.75%, 07/01/06                                               1,480
     5,000   New York State Energy Research &
             Development Authority, PCR,
             New York State Electric & Gas Corp.,
             Ser. E, Rev., MBIA, 5.90%, 12/01/06                           5,595
     2,000   New York State Environmental Facilities
             Corp., Clean Water & Drinking, Revolving
             Funds, New York City Municipal Project,
             Rev., 5.38%, 06/15/15                                         2,280
     2,205   New York State Environmental Facilities
             Corp., Clean Water & Drinking, Revolving
             Funds, Second Resolution, Rev.,
             5.00%, 06/15/13                                               2,524

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED

$    3,125   New York State Environmental Facilities
             Corp., Clean Water & Drinking, Revolving
             Funds, Second Resolution, Rev.,
             5.00%, 06/15/14                                        $      3,537
       460   New York State Environmental Facilities
             Corp., PCR, State Water Revolving Fund,
             Rev., 5.75%, 06/15/11                                           551
       700   New York State Environmental Facilities
             Corp., PCR, State Water Revolving Fund,
             Rev., 5.75%, 06/15/12                                           841
     2,950   New York State Environmental Facilities
             Corp., PCR, State Water Revolving Fund,
             Rev., (p), 5.75%, 06/15/11                                    3,554
     1,590   New York State Environmental Facilities
             Corp., PCR, State Water Revolving Fund,
             Rev., (p), 5.75%, 06/15/11                                    1,916
     4,130   New York State Environmental Facilities
             Corp., PCR, State Water Revolving Fund,
             Rev., (p), 5.75%, 06/15/12                                    4,994
     1,000   New York State Environmental Facilities
             Corp., PCR, State Water Revolving Fund,
             Rev., (p), 5.75%, 06/15/12                                    1,209
       425   New York State Environmental Facilities
             Corp., PCR, State Water Revolving Fund,
             Ser. B, Rev., 5.20%, 05/15/14                                   493
       100   New York State Environmental Facilities
             Corp., PCR, State Water Revolving Fund,
             Ser. B, Rev., (p), 4.95%, 05/15/07                              111
       300   New York State Environmental Facilities
             Corp., PCR, State Water Revolving Fund,
             Ser. E, Rev., MBIA, 6.00%, 06/15/11                             364
     5,415   New York State Environmental Facilities
             Corp., PCR, State Water Revolving Fund,
             Ser. E, Rev., MBIA, 6.00%, 06/15/12                           6,605
       460   New York State Environmental Facilities
             Corp., State Water Revolving Fund, Ser. B,
             Rev., (p), 5.70%, 07/15/09                                      546
     4,650   New York State Environmental Facilities
             Corp., State Water Revolving Fund, Ser. B,
             Rev., (p), 5.70%, 07/15/14                                    5,410
$    1,800   New York State Environmental Facilities
             Corp., State Water Revolving Fund,
             Ser. D, Rev., 5.50%, 06/15/13                          $      2,115
     3,320   New York State Environmental Facilities
             Corp., State Water Revolving Fund,
             Ser. L, Rev., 5.00%, 11/15/11                                 3,811
       185   New York State Housing Finance Agency,
             Multi-Family Mortgage Housing, Ser. A,
             Rev., 6.95%, 08/15/12                                           186
     1,250   New York State Housing Finance Agency,
             State University Construction, Ser. A,
             Rev., (p), 8.00%, 05/01/11                                    1,587
       440   New York State Medical Care Facilities
             Finance Agency, Hospital and Nursing
             Home, Insured Mortgage, Ser. C,
             Rev., (p), 5.75%, 02/15/08                                      505
       865   New York State Thruway Authority,
             Highway & Bridge Trust Fund, Ser. B-1,
             Rev., (p), FGIC, 5.60%, 04/01/10                              1,028
     2,550   New York State Thruway Authority, Local
             Highway & Bridge, Service Contract,
             Rev., 6.00%, 04/01/11                                         2,899
     3,765   New York State Thruway Authority, Local
             Highway & Bridge, Service Contract,
             Rev., (p), 6.00%, 04/01/07                                    4,343
       170   New York State Thruway Authority, Local
             Highway & Bridge, Service Contract,
             Rev., (p), AMBAC, 5.75%, 04/01/10                               203
       245   New York State Thruway Authority, Local
             Highway & Bridge, Service Contract,
             Rev., (p), MBIA, 5.50%, 04/01/09                                286
     5,000   New York State Thruway Authority, Local
             Highway & Bridge, Service Contract,
             Rev., (p), MBIA, 5.63%, 04/01/09                              5,871
     1,590   New York State Thruway Authority, Local
             Highway & Bridge, Service Contract,
             Rev., MBIA, 5.50%, 04/01/10                                   1,851
    15,600   New York State Urban Development Corp.,
             Correctional & Youth Facilities Services,
             Ser. A, Rev., 5.25%, 01/01/21                                17,490

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$    1,500   New York State Urban Development Corp.,
             Correctional & Youth Facilities Services,
             Ser. A, Rev., 5.50%, 01/01/17                          $      1,694
       350   New York State Urban Development Corp.,
             Correctional Capital Facilities, Ser. 7,
             Rev., (p), 5.70%, 01/01/07                                      397
     3,045   New York State Urban Development Corp.,
             Correctional Capital Facilities, Ser. A,
             Rev., FSA, 5.25%, 01/01/14                                    3,517
       120   New York State Urban Development Corp.,
             Correctional Capital Facilities, Ser. A,
             Rev., FSA, 5.50%, 01/01/08                                      135
       260   New York State Urban Development Corp.,
             Correctional Facilities Service Contract,
             Ser. B, Rev., (p), AMBAC, 4.75%, 01/01/09                       293
       170   New York State Urban Development Corp.,
             Correctional Facilities Service Contract,
             Ser. B, Rev., (p), AMBAC, 5.25%, 01/01/09                       195
       100   New York State Urban Development Corp.,
             Correctional Facilities Service Contract,
             Ser. D, Rev., (p), FSA, 5.25%, 01/01/11                         116
       145   New York State Urban Development Corp.,
             Correctional Facilities, Ser. A, Rev., (p),
             5.00%, 01/01/08                                                 164
       145   New York State Urban Development Corp.,
             Correctional Facilities, Ser. A, Rev., (p),
             FSA, 5.00%, 01/01/08                                            164
       110   New York State Urban Development Corp.,
             Correctional Facilities, Ser. B, Rev., (p),
             5.00%, 01/01/09                                                 125
       270   New York State Urban Development Corp.,
             Correctional Facilities, Ser. B, Rev., (p),
             5.00%, 01/01/09                                                 307
       145   New York State Urban Development Corp.,
             Correctional Facilitities Service Contract,
             Ser. C, Rev., (p), AMBAC, 6.00%, 01/01/09                       172
       375   New York State Urban Development Corp.,
             Facilities, Rev., 5.75%, 04/01/11                               438
       250   New York State Urban Development Corp.,
             Personal Income Tax, Ser. C-1, Rev.,
             5.00%, 03/15/09                                                 280
$    1,000   New York State Urban Development Corp.,
             State Facilities, Rev., 5.60%, 04/01/15                $      1,169
        45   New York State Urban Development Corp.,
             Youth Facilities Services Contract, Ser. B,
             Rev., 5.88%, 04/01/14                                            53
       115   New York State Urban Development Corp.,
             Youth Facilities, Ser. A, Rev., (p),
             5.00%, 04/01/08                                                 130
     1,000   New York State, GO, 2.75%, 07/01/04                           1,005
     3,000   New York State, GO, 6.00%, 03/01/07                           3,383
       100   New York State, Ser. C, GO,
             5.00%, 04/15/09                                                 112
     1,940   Niagara Falls Bridge Commission, Tolls,
             Ser. B, Rev., FGIC, 5.25%, 10/01/15                           2,256
     1,010   Oneida County, GO, FGIC, 5.50%, 03/15/11                      1,186
     1,000   Oneida-Herkimer Solid Waste
             Management Authority, Solid Waste
             Systems, Rev., FSA, 5.50%, 04/01/11                           1,172
     1,230   Onondaga County, GO, 5.25%, 05/15/13                          1,431
     1,280   Onondaga County, GO, 5.25%, 05/15/14                          1,487
     1,335   Onondaga County, GO, 5.25%, 05/15/15                          1,553
       785   Onondaga County, GO, 5.25%, 05/15/16                            913
     1,700   Onondaga County, Ser. A, GO,
             5.00%, 05/01/12                                               1,930
       445   Onondaga County, Ser. A, GO,
             5.25%, 05/15/13                                                 505
       445   Onondaga County, Ser. A, GO,
             5.25%, 05/15/14                                                 505
       515   Onondaga County, Ser. A, GO,
             5.25%, 05/15/15                                                 581
       210   Onondaga County, Ser. A, GO,
             5.25%, 05/15/16                                                 236
       100   Peru Central School District, GO,
             FGIC, 4.63%, 06/15/18                                           113
     9,395   Port Authority of New York & New Jersey,
             120th Ser., Rev., MBIA, 5.75%, 10/15/07                      10,608
       775   Red Creek Central School District, GO,
             FSA, 5.50%, 06/15/14                                            912
       360   Rockland County, Various Purposes,
             Ser. A, GO, 4.50%, 10/01/09                                     398
       195   Rondout Valley Central School District,
             GO, FSA, 5.13%, 03/01/17                                        226

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
             NEW YORK -- CONTINUED
$      865   Rondout Valley Central School District,
             GO, FSA, 5.25%, 03/01/18                               $      1,009
       930   Rondout Valley Central School District,
             GO, FSA, 5.25%, 03/01/19                                      1,085
     1,050   Scotia Glenville Central School District,
             GO, FGIC, 5.40%, 06/15/12                                     1,228
     1,050   Scotia Glenville Central School District,
             GO, FGIC, 5.50%, 06/15/13                                     1,233
     1,025   Scotia Glenville Central School District,
             GO, FGIC, 5.50%, 06/15/14                                     1,204
       275   Shenendehowa Central School District,
             Clifton Park, GO, FSA, 5.50%, 07/15/11                          327
       500   Stillwater Central School District, GO,
             MBIA, 5.20%, 06/15/11                                           575
     1,250   Suffolk County Water Authority,
             Waterworks, Sub Lien, Rev., MBIA,
             6.00%, 06/01/09                                               1,476
     1,550   Suffolk County, Public Improvement,
             Ser. C, GO, MBIA, 5.25%, 07/15/13                             1,775
     1,215   Suffolk County, Public Improvement,
             Ser. C, GO, MBIA, 5.25%, 07/15/14                             1,395
     3,275   Suffolk County, Southwest Sewer District,
             GO, MBIA, 6.00%, 02/01/08                                     3,767
       500   The New York Power Authority, General
             Purpose, Rev., (p), 7.00%, 01/01/10                             624
     2,000   The New York Power Authority, Rev.,
             5.00%, 11/15/06                                               2,189
       100   Triborough Bridge & Tunnel Authority,
             General Purpose, Ser. A, Rev., (p),
             4.75%, 01/01/16                                                 112
       100   Triborough Bridge & Tunnel Authority,
             General Purpose, Ser. A, Rev., (p),
             6.00%, 01/01/11                                                 121
     1,000   Triborough Bridge & Tunnel Authority,
             General Purpose, Ser. B, Rev., (p),
             5.75%, 01/01/12                                               1,199
     7,770   Triborough Bridge & Tunnel Authority,
             General Purpose, Ser. SR, Rev., (p),
             5.50%, 01/01/12                                               8,923
     9,125   Triborough Bridge & Tunnel Authority,
             General Purpose, Ser. Y, Rev., (p),
             6.00%, 01/01/12                                              10,912
$    1,680   Unadilla ETC Central School District, GO,
             FGIC, 4.50%, 06/15/07                                  $      1,834
     1,000   Unadilla ETC Central School District, GO,
             FGIC, 4.50%, 06/15/08                                         1,102
     1,980   Unadilla ETC Central School District, GO,
             FGIC, 4.50%, 06/15/09                                         2,199
       675   Utica, New York, Public Improvement, GO,
             6.00%, 01/15/12                                                 759
       295   Utica, New York, Public Improvement, GO,
             6.10%, 01/15/13                                                 327
       565   Warwick Valley Central School District,
             GO, FSA, 5.50%, 01/15/14                                        649
       600   Watertown City School District, GO, FSA,
             5.63%, 06/15/16                                                 708
     1,365   Watertown City School District, GO, FSA,
             5.63%, 06/15/17                                               1,611
     1,245   Watertown City School District, GO, FSA,
             5.63%, 06/15/18                                               1,470
     2,870   Westchester County Healthcare Corp.,
             Sub Ser. B, Rev., 5.20%, 11/01/16                             3,197
     8,115   Westchester County Healthcare Corp.,
             Sub Ser. B, Rev., 5.25%, 11/01/12                             9,231
     1,700   Westchester County IDA, Civic Facilities,
             Children's Village Project, Ser. A, Rev.,
             5.30%, 03/15/14                                               1,862
     1,150   Westchester County, GO, (p),
             6.70%, 11/01/06                                               1,310
     1,705   William Floyd Union Free School District
             of the Mastics-Moriches-Shirley, Ser. B,
             GO, MBIA, 4.63%, 06/15/08                                     1,888
     1,000   Windsor Central School District, GO, FGIC,
             5.50%, 06/15/13                                               1,174
     1,170   Windsor Central School District, GO, FGIC,
             5.50%, 06/15/14                                               1,374
       650   Windsor Central School District, GO, FGIC,
             5.50%, 06/15/15                                                 763
             -------------------------------------------------------------------
                                                                         605,599
             -------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
             PENNSYLVANIA -- 0.1%
$      850   Upper Merion Area School District,
             Ser. 2004, GO, FSA, 5.35%, 09/01/13                    $        998

             PUERTO RICO -- 8.8%
       100   Puerto Rico Commonwealth, GO, MBIA,
             5.50%, 07/01/06                                                 110
       175   Puerto Rico Commonwealth, Public
             Improvement, GO, MBIA, 5.75%, 07/01/07                          199
     4,000   Puerto Rico Commonwealth, Public
             Improvement, GO, MBIA, 5.75%, 07/01/20                        4,743
       210   Puerto Rico Commonwealth, Public
             Improvement, Ser. A, GO, 5.50%, 07/01/18                        241
     1,000   Puerto Rico Commonwealth, Public
             Improvement, Ser. A, GO, MBIA,
             5.50%, 07/01/14                                               1,194
     2,460   Puerto Rico Commonwealth, GO, FSA,
             6.00%, 07/01/13                                               3,013
     3,500    Puerto Rico Commonwealth, Public
             Improvement, GO, 6.00%, 07/01/29                              3,761
     1,120   Puerto Rico Commonwealth, Public
             Improvement, GO, FSA, 5.50%, 07/01/12                         1,329
     4,465   Puerto Rico Commonwealth, Ser. C, GO,
             Adj., 5.00%, 07/01/18                                         4,922
     1,300   Puerto Rico Electric Power Authority,
             Ser. HH, Rev., FSA, 5.50%, 07/01/10                           1,528
     1,495   Puerto Rico Electric Power Authority,
             Ser. JJ, Rev., 5.38%, 07/01/16                                1,762
       210   Puerto Rico Electric Power Authority,
             Ser. JJ, Rev., MBIA, 5.25%, 07/01/15                            246
     1,475   Puerto Rico Electric Power Authority,
             Ser. KK, Rev., FSA, 5.25%, 07/01/13                           1,724
     1,825   Puerto Rico Highway & Transportation
             Authority, Rev., 5.00%, 07/01/06                              1,963
     7,165   Puerto Rico Highway & Transportation
             Authority, Rev., 5.00%, 07/01/07                              7,870
       885   Puerto Rico Highway & Transportation
             Authority, Ser. AA, Rev., 5.50%, 07/01/16                     1,059
       600   Puerto Rico Highway & Transportation
             Authority, Ser. E, Rev., FSA, Transportaion
             Revenue, Series E, 5.50%, 07/01/13                              713
     8,430   Puerto Rico Highway & Transportation
             Authority, Ser. F, Rev., 5.00%, 07/01/07                      9,260
$    1,500   Puerto Rico Highway & Transportation
             Authority, Ser. W, Rev., MBIA-IBC,
             5.50%, 07/01/15                                        $      1,792
     1,000   Puerto Rico Highway & Transportation
             Authority, Ser. X, Rev., MBIA-IBC,
             5.50%, 07/01/13                                               1,189
     1,050   Puerto Rico Highway & Transportation
             Authority, Ser. X, Rev., MBIA-IBC,
             5.50%, 07/01/15                                               1,254
     1,105   Puerto Rico Highway & Transportation
             Authority, Ser. Z, Rev., 6.25%, 07/01/16                      1,398
     1,500   Puerto Rico Municipal Finance Agency,
             Ser. A, GO, FSA, 6.00%, 08/01/15                              1,790
     4,725   Puerto Rico Public Buildings Authority,
             Government Facilities, Ser. C, Rev.,
             5.00%, 07/01/07                                               5,190
     4,500   Puerto Rico Public Buildings Authority,
             Government Facilities, Ser. C, Rev.,
             5.25%, 07/01/08                                               5,046
     1,470   Puerto Rico Public Buildings Authority,
             Government Facilities, Ser. C, Rev.,
             5.50%, 07/01/12                                               1,701
     1,345   Puerto Rico Public Buildings Authority,
             Rev., MBIA-IBC, 5.50%, 07/01/15                               1,607
             -------------------------------------------------------------------
                                                                          66,604
             -------------------------------------------------------------------

             VIRGIN ISLANDS -- 0.6%
     4,000   Virgin Islands Public Finance Authority,
             Gross Receipts, Tax Loan Notes, Ser. A,
             Rev., 6.38%, 10/01/19                                         4,580

             VIRGINIA -- 0.1%
       740   Virginia Resources Authority,
             Infrastructure, Pooled Loan Bond Project,
             Ser. B, Rev., 5.00%, 11/01/12                                   851
             -------------------------------------------------------------------
             Total State and Municipal Obligations                       729,877
             (Cost $673,145)
             -------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN NEW YORK INTERMEDIATE
  TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)     AS OF FEBRUARY 29, 2004     (Unaudited)
(Amounts in thousands)

SHARES       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.0%

             MONEY MARKET FUND -- 3.0%

    22,695   JPMorgan Tax Free Money Market Fund (a)                $     22,695
             (Cost $22,695)
             -------------------------------------------------------------------
             Total Short-Term Investments                                 22,695
             (Cost $22,695)
             -------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%                            $    752,572
             (COST $695,840)
             -------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                               NOTIONAL             UNREALIZED
NUMBER OF                                                                      VALUE AT          APPRECIATION/
CONTRACTS    DESCRIPTION                                EXPIRATION DATE   2/29/04 (USD)   (DEPRECIATION) (USD)
             SHORT FUTURES OUTSTANDING
(150)        5 Year Treasury Notes                        June, 2004          $ (1,686,094)             $ (66)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS       AS OF FEBRUARY 29, 2004               (Unaudited)
(Amounts in thousands)

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 96.5%

             STATE AND MUNICIPAL OBLIGATIONS -- 96.5%

             ALABAMA -- 0.6%
$    2,195   Jefferson County, Sewer,
             Ser. D, Rev., (p), 5.75%, 02/01/07                     $      2,477
     1,805   Jefferson County, Sewer,
             Ser. D, Rev., (p), 5.75%, 02/01/07                            2,037
             -------------------------------------------------------------------
                                                                           4,514
             -------------------------------------------------------------------

             ARIZONA -- 0.8%
     5,000   Arizona State Transportation Board,
             Ser. A, Rev., GAN, 5.00%, 07/01/13 +                          5,710

             CALIFORNIA -- 10.0%
     6,000   California Infrastructure &
             Economic Development Bank,
             State Revolving Fund, Clean Water, Rev.,
             5.00%, 10/01/15                                               6,701
     5,750   California State Department of
             Water Resources, Power Supply,
             Ser. A, Rev., MBIA, 5.13%, 05/01/18                           6,345
     2,000   California State, GO, MBIA-IBC,
             6.50%, 11/01/09                                               2,421
     5,605   California State, Various Purposes,
             GO, 5.13%, 11/01/11                                           6,253
     9,000   California State, Various Purposes,
             GO, 5.25%, 11/01/20                                           9,455
     1,000   California State, Veterans Bonds,
             Ser. AM, GO, 9.00%, 10/01/05                                  1,111
     1,000   Fullerton University Foundation,
             Auxiliary Organization, Ser. A, Rev.,
             MBIA, 5.75%, 07/01/30                                         1,121
     4,000   Los Angeles Harbor Department,
             Rev., (p), 7.60%, 10/01/18                                    5,255
     3,000   Modesto Irrigation District Financing
             Authority, Ser. A, Rev., MBIA,
             6.00%, 10/01/15                                               3,381
     1,665   Orange County Development Agency,
             Tax Allocation, Santa Anna Heights
             Project Area, AMBAC, 5.25%, 09/01/15                          1,897
     1,965   Orange County Development Agency,
             Tax Allocation, Santa Anna Heights
             Project Area, AMBAC, 5.25%, 09/01/16                          2,233
$    2,120   Orange County Development Agency,
             Tax Allocation, Santa Anna Heights
             Project Area, AMBAC, 5.25%, 09/01/17                   $      2,398
     2,510   Riverside, California, Electric,
             Rev., FSA, 5.25%, 10/01/15                                    2,843
     4,135   Rocklin Unified School District,
             GO, FGIC, 0.00%, 08/01/19                                     2,055
     2,985   Rocklin Unified School District, GO,
             FGIC, 0.00%, 08/01/20                                         1,393
     5,010   Rocklin Unified School District, GO,
             FGIC, 0.00%, 08/01/22                                         2,051
     5,500   Southern California Public Power
             Authority, San Juan Power, Power Project,
             Ser. B, Adj., Rev., FSA, 5.25%, 01/01/20                      6,264
     6,275   Southern California Public Power
             Authority, San Juan Unit 3, Power Project,
             Ser. A, Rev., FSA, 5.50%, 01/01/14                            7,383
             -------------------------------------------------------------------
                                                                          70,560
             -------------------------------------------------------------------

             COLORADO -- 1.4%
     1,145   Colorado Water Resources & Power
             Development Authority, Drinking Water,
             Ser. A, Rev., 5.25%, 09/01/11                                 1,314
     2,000   Denver City & County, Airport, Ser. A,
             Rev., AMBAC, 6.00%, 11/15/17                                  2,264
     4,400   Platte River Power Authority, Ser. DD,
             Rev., MBIA, 6.00%, 06/01/06                                   4,854
     1,445   Platte River Power Authority, Ser. DD,
             Rev., MBIA, 6.00%, 06/01/07                                   1,640
             -------------------------------------------------------------------
                                                                          10,072
             -------------------------------------------------------------------

             CONNECTICUT -- 2.1%
     7,000   Connecticut State Development
             Authority, PCR, Ser. A, Adj., Rev.,
             AMBAC, 3.35%, 05/01/31                                        7,152
     1,425   Waterbury, Connecticut, Ser. A, GO,
             FSA, 5.50%, 04/01/14                                          1,645
     5,055   Waterbury, Connecticut, Ser. A, GO,
             FSA, 5.50%, 04/01/15                                          5,824
             -------------------------------------------------------------------
                                                                          14,621
             -------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             DELAWARE -- 0.9%
$    5,000   Delaware State Economic Development
             Authority, Osteopathic Hospital
             Association of Delaware, Ser. A,
             Rev., (p), 6.90%, 01/01/18                             $      6,472

             FLORIDA -- 5.0%
     2,080   Dade County, Special Obligation, Special
             Tax, Miami Beach Convention Center
             Project, (p), FGIC, 8.63%, 12/01/07                           2,404
     3,000   Florida State Division of Bond Finance,
             General Services, Department of
             Environmental Protection & Preservation,
             Ser. 2000-A, Rev., FGIC, 5.38%, 07/01/11                      3,423
     9,720   Florida State Division of Facilities
             Management, General Services, Ser. A,
             Rev., FSA, 5.25%, 09/01/16                                   11,289
     3,205   Hillsborough County Aviation Authority,
             Tampa International Airport, Ser. B, Rev.,
             FGIC, 6.00%, 10/01/18                                         3,928
     3,800   Lakeland, Florida, Electric & Water, First
             Lien, Ser. B, Rev., FSA, 6.05%, 10/01/14                      4,684
     3,830   Orange County Health Facilities Authority,
             Ser. A, Rev., (p), MBIA, 6.25%, 10/01/12                      4,785
     1,295   Orange County Health Facilities Authority,
             Ser. A, Rev., MBIA, 6.25%, 10/01/12                           1,586
     1,630   Orange County Health Facilities Authority,
             Ser. C, Rev., (p), MBIA, 6.25%, 10/01/12                      2,036
       680   Orange County Health Facilities Authority,
             Ser. C, Rev., MBIA, 6.25%, 10/01/12                             833
       495   Orange County, Tourist Development,
             Ser. A, Rev., (p), AMBAC, 6.50%, 10/01/10                       502
             -------------------------------------------------------------------
                                                                          35,470
             -------------------------------------------------------------------

             GEORGIA -- 5.5%
    10,000   Dalton Development Authority, Rev.,
             MBIA, 5.50%, 08/15/26                                        11,609
     7,630   De Kalb County Housing Authority,
             Apartment Development, Fox Hollow
             Apartments, Rev., (p), 7.00%, 05/15/07                        8,755
     1,000   De Kalb County, Water & Sewer Systems,
             Rev., 5.25%, 10/01/11                                         1,155
$       15   Georgia State Residential Finance
             Authority, Single Family Mortgage,
             Ser. A, Rev., 8.40%, 12/01/18                          $         15
    10,485   Metropolitan Atlanta Rapid
             Transportation Authority, Sales Tax,
             Ser. P, Rev., AMBAC, 6.25%, 07/01/20                         13,323
     3,110   Savannah Economic Development
             Authority, College of Art & Design, Inc.
             Project, Rev., 6.60%, 10/01/15                                3,501
             -------------------------------------------------------------------
                                                                          38,358
             -------------------------------------------------------------------

             HAWAII -- 0.9%
     5,000   Honolulu City & County, Ser. A, GO,
             7.35%, 07/01/08                                               6,063

             ILLINOIS -- 3.9%
     3,990   Cook County Community High School
             District No. 219, Niles Township, GO,
             FGIC, 8.00%, 12/01/15                                         5,635
     5,400   Cook County, Ser. B, GO, MBIA,
             5.00%, 11/15/11                                               6,171
     2,480   Illinois Housing Development Authority,
             Multi-Family Housing, Ser. 1991-A, Rev.,
             8.25%, 07/01/16                                               2,504
     2,425   Regional Transportation Authority, Rev.,
             MBIA, 6.25%, 07/01/15                                         3,018
     9,000   State of Illinois, First Ser., GO, MBIA,
             5.13%, 10/01/11                                              10,375
             -------------------------------------------------------------------
                                                                          27,703
             -------------------------------------------------------------------

             IOWA -- 0.8%
     5,000   Muscatine, Iowa, Electric, Ser. A, Rev.,
             AMBAC, 5.50%, 01/01/11                                        5,831

             KENTUCKY -- 1.2%
     8,000   Louisville & Jefferson Counties
             Metropolitan Sewer District, Sewer &
             Drain System, Ser. A, Rev., (p), AMBAC,
             6.50%, 11/15/04                                               8,471

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             LOUISIANA -- 1.4%
$    1,500   Louisiana State, Gas & Fuels Tax, Ser. A,
             Rev., AMBAC, 5.38%, 06/01/15                           $      1,722
     2,000   Louisiana State, Gas & Fuels Tax, Ser. A,
             Rev., AMBAC, 5.38%, 06/01/18                                  2,243
     1,040   Louisiana State, Gas & Fuels Tax, Ser. A,
             Rev., AMBAC, 5.38%, 06/01/19                                  1,158
     2,000   Orleans Parish School Board, Defeased,
             Rev., (p), MBIA, 8.85%, 02/01/06                              2,285
     2,000   Orleans Parish School Board, Defeased,
             Rev., (p), MBIA, 8.90%, 02/01/07                              2,413
             -------------------------------------------------------------------
                                                                           9,821
             -------------------------------------------------------------------

             MASSACHUSETTS -- 2.8%
     8,450   Massachusetts State Port Authority,
             Ser. B, Rev., FSA, 5.50%, 07/01/13                            9,333
     8,140   Massachusetts State, CONS, Ser. C, GO,
             5.25%, 12/01/07                                               9,124
     1,000   New England Education Loan
             Marketing Corp., Student Loan,
             Sub-Issue H, Rev., 6.90%, 11/01/09                            1,158
             -------------------------------------------------------------------
                                                                          19,615
             -------------------------------------------------------------------

             MICHIGAN -- 0.8%
     5,000   Michigan Strategic Fund, Detroit
             Edison Co., Ser. CC, Rev., Adj., AMBAC,
             4.85%, 09/01/30                                               5,661

             MISSOURI -- 0.2%
     1,105   Sikeston, Missouri, Electric, Rev.,
             MBIA, 6.00%, 06/01/16                                         1,367

             NEVADA -- 0.0% ^
        10   Nevada Housing Division, Single Family
             Housing, Ser. A-3, Rev., 8.20%, 10/01/19                         10

             NEW HAMPSHIRE -- 0.5%
     3,240   Manchester Housing & Redevelopment
             Authority, Ser. A, Rev., 6.75%, 01/01/15                      3,684

             NEW JERSEY -- 7.3%
$    4,200   Freehold Regional High School District,
             GO, (p), FGIC, 5.60%, 03/01/10                         $      4,933
     5,215   New Jersey Economic Development
             Authority, Educational Testing Service,
             Ser. B, Rev., (p), MBIA, 6.25%, 05/15/05                      5,645
     1,500   New Jersey State Educational Facilities
             Authority, Fairleigh Dickinson University,
             Ser. G, Rev., 5.70%, 07/01/28                                 1,544
     5,000   New Jersey State Highway Authority,
             Garden State Parkway, Rev., (p),
             6.20%, 01/01/10                                               5,880
     1,000   New Jersey Transportation Trust Fund
             Authority, Transportation Systems,
             Ser. A, Rev., 5.75%, 06/15/15                                 1,194
     1,875   New Jersey Transportation Trust Fund
             Authority, Transportation Systems,
             Ser. B, Rev., (p), MBIA, 6.50%, 06/15/10                      2,315
     3,125   New Jersey Transportation Trust Fund
             Authority, Transportation Systems,
             Ser. B, Rev., MBIA, 6.50%, 06/15/10                           3,809
    22,955   New Jersey Transportation Trust Fund
             Authority, Transportation Systems,
             Ser. C, Rev., 5.50%, 06/15/20                                25,839
             -------------------------------------------------------------------
                                                                          51,159
             -------------------------------------------------------------------

             NEW MEXICO -- 0.8%
     5,000   Bernalillo County, Gross Receipts, Ser. B,
             Rev., 5.70%, 04/01/27                                         5,889

             NEW YORK -- 29.4%
     2,850   New York City Municipal Water Finance
             Authority, Water & Sewer Systems,
             Ser. A, Rev., 5.75%, 06/15/30                                 3,220
    13,000   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. A,
             Rev., Adj., 5.50%, 11/01/26                                  15,141
     8,000   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. C,
             Rev., 5.50%, 11/01/24                                         8,878
     9,000   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. C,
             Rev., (p), 5.50%, 05/01/10                                   10,666

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$    2,000   New York City, New York, Ser. A, GO,
             5.38%, 08/01/15                                        $      2,156
    11,000   New York City, New York, Ser. A, GO,
             MBIA-IBC, 6.25%, 08/01/08                                    12,361
     2,450   New York City, New York, Ser. A, GO,
             MBIA-IBC, 6.25%, 08/01/09                                     2,718
     2,525   New York City, New York, Ser. B, GO,
             5.50%, 08/01/12                                               2,903
     3,775   New York City, New York, Ser. B, GO,
             MBIA, 6.50%, 08/15/10                                         4,602
    18,140   New York City, New York, Ser. F, GO,
             6.00%, 01/15/18                                              20,802
     2,900   New York Convention Center Operating
             Corp., Yale Building Acquisition Project,
             COP, 5.25%, 06/01/08                                          2,966
     5,000   New York State Dormitory Authority,
             City University System, CONS, Ser. A,
             Rev., FSA, 5.75%, 07/01/13                                    6,006
     2,000   New York State Dormitory Authority,
             Pratt Institute, Rev., 6.00%, 07/01/28                        2,261
     6,000   New York State Energy Research &
             Development Authority, PCR, Niagara
             Mohawk Power Corp., Ser. A, Rev.,
             FGIC, 7.20%, 07/01/29                                         6,236
        95   New York State Environmental Facilities
             Corp., PCR, State Water Revolving Fund,
             Ser. D-02, Rev., 6.85%, 11/15/11                                101
     9,345   New York State Environmental Facilities
             Corp., State Water Revolving Fund,
             Ser. D, Rev., 5.38%, 06/15/19                                10,505
     7,270   New York State Environmental Facilities
             Corp., State Water Revolving Fund,
             Sub Ser. E, Rev., 5.38%, 06/15/17                             8,261
     7,135   New York State Environmental Facilities
             Corp., State Water Revolving Fund,
             Sub Ser. E, Rev., 5.38%, 06/05/18                             8,020
       165   New York State Housing Finance Agency,
             Health Facilities, Monroe County, Ser. A,
             Rev., 7.63%, 05/01/05                                           167
$    2,060   New York State Medical Care Facilities
             Finance Agency, Hospital and Nursing
             Home, Insured Mortgage, Ser. C, Rev.,
             6.25%, 08/15/12                                        $      2,109
     2,000   New York State Medical Care Facilities
             Finance Agency, Special Obligation,
             Mental Health Services Facilities
             Improvement, Ser. A, (p), 8.30%, 05/01/04                     2,024
     5,000   New York State Urban Development
             Corp., Correctional & Youth Facilities
             Services, Ser. A, Rev., 5.50%, 01/01/17                       5,648
    22,500   New York State Urban Development
             Corp., Correctional & Youth Facilities
             Services, Ser. A, Rev., 5.25%, 01/01/21                      25,225
       405   New York State Urban Development Corp.,
             Correctional Capital Facilities, Ser. 7,
             Rev., (p), MBIA-IBC, 5.70%, 01/01/07                            460
    26,000   Port Authority of New York & New Jersey,
             CONS, 93rd Ser., Rev., 6.13%, 06/01/94                       30,923
     7,960   Triborough Bridge & Tunnel Authority,
             Convention Center Project, Ser. E, Rev.,
             7.25%, 01/01/10                                               9,327
     2,000   Utica IDA, Civic Facilities, Munson-
             Williams-Proctor Institute Project,
             Ser. A, Rev., 5.38%, 07/15/19                                 2,201
             -------------------------------------------------------------------
                                                                         205,887
             -------------------------------------------------------------------

             NORTH DAKOTA -- 0.9%
     5,000   Mercer County, PCR, Antelope Valley
             Station, Rev., AMBAC, 7.20%, 06/30/13                         6,340

             OHIO -- 1.7%
    11,000   Cleveland, Ohio, Public Power System,
             First Mortgage, Ser. A, Rev., (p),
             MBIA, 7.00%, 1/15/04 @                                       11,685

             OKLAHOMA -- 0.9%
     1,005   Oklahoma Housing Finance Agency,
             Single Family Mortgage, Ser. B-2,
             Rev., 6.80%, 09/01/26                                         1,014
     5,000   Tulsa Metropolitan Utility Authority,
             Rev., MBIA, 5.75%, 09/01/19                                   5,421
             -------------------------------------------------------------------
                                                                           6,435
             -------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             OREGON -- 1.6%
$    5,780   Oregon State, Higher Education Building,
             Ser. A, GO, (p), 6.45%, 08/01/04                       $      5,969
     5,000   Washington County Unified
             Sewer Agency, Senior Lien, Ser. A, Rev.,
             FGIC, 5.75%, 10/01/10                                         5,950
             -------------------------------------------------------------------
                                                                          11,919
             -------------------------------------------------------------------

             PENNSYLVANIA -- 1.1%
     6,500   Pennsylvania IDA, Economic Development,
             Rev., AMBAC, 5.50%, 07/01/18                                  7,401

             PUERTO RICO -- 7.9%
     4,000   Puerto Rico Commonwealth, GO, FGIC,
             5.25%, 07/01/09                                               4,609
     5,655   Puerto Rico Commonwealth, GO, MBIA,
             6.00%, 07/01/16                                               7,047
    12,400   Puerto Rico Commonwealth, Ser. C, GO,
             Adj., 5.00%, 07/01/18                                        13,670
    10,000   Puerto Rico Electric Power Authority,
             Ser. KK, Rev., MBIA, 5.50%, 07/01/15                         11,948
     5,000   Puerto Rico Electric Power Authority,
             Ser. Y, Rev., MBIA, 7.00%, 07/01/07                           5,855
     5,000   Puerto Rico Highway & Transportation
             Authority, Ser. B, Rev., (p),
             6.00%, 07/01/10                                               6,094
     2,500   Puerto Rico Municipal Finance Agency,
             Ser. A, GO, FSA, 6.00%, 08/01/15                              2,983
     3,000   Puerto Rico Public Buildings Authority,
             Government Facilities, Ser. A, Rev.,
             AMBAC, 6.25%, 07/01/11                                        3,700
         5   Puerto Rico Urban Renewal & Housing
             Corp., Rev., 7.88%, 10/01/04                                      5
             -------------------------------------------------------------------
                                                                          55,911
             -------------------------------------------------------------------

             SOUTH CAROLINA -- 0.8%
     5,000   South Carolina State Public Service
             Authority, Ser. A, Rev., AMBAC,
             6.25%, 01/01/22                                               5,518

             SOUTH DAKOTA -- 0.5%
     2,750   Heartland Consumers Power District,
             Rev., (p), 7.00%, 01/01/16                                    3,387

             TENNESSEE -- 0.5%
$    3,000   Metropolitan Government of Nashville &
             Davidson County, Water & Sewer, Rev.,
             FGIC, 5.20%, 01/01/13                                  $      3,454

             TEXAS -- 1.4%
     2,115   Dallas-Fort Worth Regional Airport,
             Ser. A, Rev., FGIC, 7.38%, 11/01/08                           2,177
     2,945   Dallas-Fort Worth Regional Airport,
             Ser. A, Rev., FGIC, 7.38%, 11/01/09                           3,031
     2,000   Dallas-Fort Worth Regional Airport,
             Ser. A, Rev., FGIC, 7.38%, 11/01/11                           2,059
     2,000   Houston, Texas, Water Conveyance
             System, COP, Ser. F, AMBAC,
             7.20%, 12/15/06                                               2,306
             -------------------------------------------------------------------
                                                                           9,573
             -------------------------------------------------------------------

             VIRGINIA -- 0.9%
     5,500   Virginia State Public School
             Authority, 1997 Resolution, Ser. A,
             Rev., 5.00%, 08/01/18                                         6,006

             WASHINGTON -- 2.0%
     5,000   Energy Northwest, Washington Electric,
             Project Number 1, Ser. A, Rev., MBIA,
             5.50%, 07/01/16                                               5,672
     7,000   Energy Northwest, Washington Electric,
             Ser. B, Rev., MBIA, 5.50%, 07/01/18                           8,078
        15   Washington Public Power Supply
             System, Nuclear Project No. 1, Ser. B,
             Rev., 7.25%, 07/01/09                                            17
       235   Washington Public Power Supply
             System, Nuclear Project No. 1, Ser. B,
             Rev., (p), 7.25%, 07/01/09                                      275
             -------------------------------------------------------------------
                                                                          14,042
             -------------------------------------------------------------------
             Total State and Municipal Obligations                       678,609
             (Cost $619,737)

SHARES
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 3.5%

             MONEY MARKET FUND -- 3.5%
    24,784   JPMorgan Tax Free Money Market Fund (a)                      24,784
             (Cost $24,784)
             -------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%                            $    703,393
             (COST $644,521)
             -------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SWAP CONTRACTS

                                                                                    UNDERLYING       UNREALIZED
                                                                                      NOTIONAL     APPRECIATION
DESCRIPTIONS                                                   EXPIRATION DATE           VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Interest Rate Swap with Morgan Stanley Capital
Services, semi-annual payment of 4.108% and
semi-annual receipt of weekly average BMA index                       10/17/19        $ 11,800           $ (474)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

Abbreviations
(p)     -- Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
^       -- Amount rounds to less than 0.1%.
+       -- All or a portion of this security is segregated with the custodian for futures contracts, TBA, when issued, delayed delivery securities, swaps or unsettled trades.
#       -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
@       -- Securities fully or partially segregated with the brokers as initial margin for futures contracts.
(a)     -- Affiliated. Money market fund registered under the Investment Company
           Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(i)     -- Security is considered illiquid and may be difficult to sell.
Adj.    -- Adjustable. Maturity date shown is actual maturity date. The interest rate shown is the rate in effect at February 29, 2004.
AMBAC   -- American Municipal Bond Assurance Corp.
CONS    -- Consolidated Bonds.
COP     -- Certificates of Participation.
FGIC    -- Financial Guaranty Insurance Co.
FHA     -- Federal Housing Authority.
FLOATS  -- Floating Auction Tax Exempts.
FRDO    -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at February 29, 2004.
FRN     -- Floating Rate Note. The rate shown is the rate in effect as of
           February 29, 2004.
FSA     -- Financial Securities Assurance.
GAN     -- Grant Anticipation Note.
GO      -- General Obligation Bond.
IBC     -- Insured Bond Certificates.
IDA     -- Industrial Development Authority.
IDR     -- Industrial Development Revenue.
MBIA    -- Municipal Bond Insurance Association.
PCR     -- Pollution Control Revenue.
Rev.    -- Revenue Bond.
Ser.    -- Series.
SUB     -- Step-up Bond. The rate shown is the rate in effect as of February 29,
           2004.
TRAN    -- Tax & Revenue Anticipation Note.
USD     -- United States Dollar.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

STATEMENT OF ASSETS
AND LIABILITIES                   AS OF FEBRUARY 29, 2004            (Unaudited)
(Amounts in thousands, except per share amounts)

                                                                                                 NEW YORK
                                                               INTERMEDIATE     NEW JERSEY   INTERMEDIATE
                                                  CALIFORNIA       TAX FREE       TAX FREE       TAX FREE       TAX FREE
                                                   BOND FUND    INCOME FUND    INCOME FUND    INCOME FUND    INCOME FUND
ASSETS
Investment securities, at value                 $    138,985   $  1,555,752   $     72,296   $    752,572   $    703,393
Cash                                                      10            330             --             45              1
Receivables:
    Investment securities sold                            --            516             --            447             10
    Fund shares sold                                     135            930             82            255              6
    Interest and dividends                             1,778         17,954            704          7,895          8,384
    Expense reimbursements                                --             --              1             --             --
------------------------------------------------------------------------------------------------------------------------
Total Assets                                         140,908      1,575,482         73,083        761,214        711,794
------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
    Dividends                                            245          3,463            162          1,249          2,112
    Investment securities purchased                    2,174          9,598            747          8,534             --
    Fund shares redeemed                                  15            402              3            506          1,253
    Variation margin                                      21             --             --             47             --
    Unrealized depreciation on open
    swap contracts                                        --             --             --             --            474
Accrued liabilities:
    Investment advisory fees                              33            372             17            179            169
    Administration fees                                    4             99              9             88             84
    Shareholder servicing fees                             5            251              5             88            134
    Distribution fees                                     --^            --^             1             16              3
    Custodian fees                                        19             70             20             46             35
    Trustees' fees - deferred
    compensation plan                                      4             88             10             49            114
    Other                                                 59            128             46            146            117
------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                      2,579         14,471          1,020         10,948          4,495
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                      $    138,329   $  1,561,011   $     72,063   $    750,266   $    707,299
------------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                            SEMI - ANNUAL REPORT
                                                                FEBRUARY 29 2004

                                                                                                 NEW YORK
                                                               INTERMEDIATE     NEW JERSEY   INTERMEDIATE
                                                  CALIFORNIA       TAX FREE       TAX FREE       TAX FREE       TAX FREE
                                                   BOND FUND    INCOME FUND    INCOME FUND    INCOME FUND    INCOME FUND
NET ASSETS
Paid in capital                                      127,713      1,434,128         66,953        690,493        645,136
Accumulated undistributed
(overdistributed) net investment income                 (126)            61             (4)          (180)            16
Accumulated net realized gain (loss)
on investments, futures and swaps                        629          8,446            553          3,287          3,749
Net unrealized appreciation
(depreciation) of investments, futures
and swaps                                             10,113        118,376          4,561         56,666         58,398
------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                $    138,329   $  1,561,011   $     72,063   $    750,266   $    707,299
------------------------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding
($0.001 par value; unlimited number
of shares authorized):
    Class A                                            1,951              1            116         13,590          7,349
    Class B                                               --              1             86          3,311            826
    Class C                                               --              4             --            336             --
    Institutional                                      7,594         37,782             --         27,438             --
    Select                                             3,210        101,303          6,850         54,751         97,831
Net Asset Value:
    Class A (and redemption price)              $      10.94   $      11.23   $      10.22   $       7.53   $       6.68
    Class B*                                    $         --   $      11.23   $      10.17   $       7.55   $       6.69
    Class C*                                    $         --   $      11.22   $         --   $       7.54   $         --
    Institutional (and redemption price)        $      10.78   $      11.22   $         --   $       7.55   $         --
    Select (and redemption price)               $      10.94   $      11.22   $      10.22   $       7.55   $       6.67
Class A Maximum Public Offering
Price Per Share (net asset value per
share/95.50%)                                   $      11.46   $      11.76   $      10.70   $       7.88   $       6.99
------------------------------------------------------------------------------------------------------------------------
Cost of investments                             $    128,839   $  1,437,376   $     67,735   $    695,840   $    644,521
------------------------------------------------------------------------------------------------------------------------

* Redemption price may be reduced by contigent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF
OPERATIONS        FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004         (Unaudited)
(Amounts in thousands)

                                                                                                 NEW YORK
                                                               INTERMEDIATE     NEW JERSEY   INTERMEDIATE
                                                  CALIFORNIA       TAX FREE       TAX FREE       TAX FREE       TAX FREE
                                                   BOND FUND    INCOME FUND    INCOME FUND    INCOME FUND    INCOME FUND
INVESTMENT INCOME
Interest                                        $      2,919   $     34,557   $      1,427   $     15,281   $     16,507
Dividend income from affiliated
investments*                                              34            152             12             95            145
------------------------------------------------------------------------------------------------------------------------
Total investment income                                2,953         34,709          1,439         15,376         16,652
------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                 216          2,407            110          1,123          1,076
Administration fees                                      108          1,204             55            562            538
Shareholder servicing fees                               114          1,660             92            773            897
Distribution fees                                         27             --^             5            218             83
Custodian and accounting fees                             30            104             31             69             54
Printing and postage fees                                  3             16              1             14              7
Professional fees                                         29             51             27             39             32
Registration expenses                                     13             36              7             34             18
Transfer agent fees                                       31             45             18            100             57
Trustees' fees                                             1             12              1              6              5
Other                                                      7             33              5             24             21
------------------------------------------------------------------------------------------------------------------------
Total expenses                                           579          5,568            352          2,962          2,788
------------------------------------------------------------------------------------------------------------------------
Less amounts waived                                      183            641             61            380            107
Less earnings credits                                     --^            --^            --^            --^            --^
Less expense reimbursements                               --             --             10             --             --
------------------------------------------------------------------------------------------------------------------------
    Net expenses                                         396          4,927            281          2,582          2,681
------------------------------------------------------------------------------------------------------------------------
Net investment income                                  2,557         29,782          1,158         12,794         13,971
------------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                 NEW YORK
                                                               INTERMEDIATE     NEW JERSEY   INTERMEDIATE
                                                  CALIFORNIA       TAX FREE       TAX FREE       TAX FREE       TAX FREE
                                                   BOND FUND    INCOME FUND    INCOME FUND    INCOME FUND    INCOME FUND
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
transactions from:
    Investments                                        2,081         12,915            847          6,158          7,256
    Futures                                              567          5,339              2            422          2,513
Change in net unrealized
appreciation/depreciation of:
    Investments                                        2,967         37,199          2,417         23,205         21,972
    Futures                                             (138)        (1,411)            --           (373)          (636)
    Swaps                                                 --             --             --             --           (729)

Net realized and unrealized gain (loss)
on investments, futures and swaps                      5,477         54,042          3,266         29,412         30,376
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                 $      8,034   $     83,824   $      4,424   $     42,206   $     44,347
------------------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees:             $          6   $         25   $          2   $         17   $         26
------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES
IN NET ASSETS                   FOR THE PERIODS INDICATED            (Unaudited)
(Amounts in thousands)

                                                                                              INTERMEDIATE
                                                       CALIFORNIA BOND FUND               TAX FREE INCOME FUND
                                                ---------------------------------   ---------------------------------
                                                 9/1/03 THROUGH        YEAR ENDED    9/1/03 THROUGH        YEAR ENDED
                                                        2/29/04           8/31/03           2/29/04           8/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income                           $         2,557   $         7,324   $        29,782   $        66,096
Net realized gain on investments
and futures                                               2,648             1,461            18,254             7,624
Change in net unrealized appreciation/
depreciation of investments
and futures                                               2,829            (4,823)           35,788           (28,647)
---------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                       8,034             3,962            83,824            45,073
---------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                    (2,638)           (7,271)          (29,332)          (66,147)
Net realized gain on investment
transactions                                             (3,117)             (864)          (11,468)          (11,597)
---------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                  (5,755)           (8,135)          (40,800)          (77,744)
---------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease) from capital
share transactions                                      (29,014)          (48,934)         (125,286)         (120,582)
---------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                          (26,735)          (53,107)          (82,262)         (153,253)
---------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                     165,064           218,171         1,643,273         1,796,526
---------------------------------------------------------------------------------------------------------------------
End of period                                   $       138,329   $       165,064   $     1,561,011   $     1,643,273
---------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                               $          (126)  $           (45)  $            61   $          (389)
---------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                           NEW JERSEY                    NEW YORK INTERMEDIATE
                                                      TAX FREE INCOME FUND                TAX FREE INCOME FUND
                                                ---------------------------------   ---------------------------------
                                                 9/1/03 THROUGH        YEAR ENDED    9/1/03 THROUGH        YEAR ENDED
                                                        2/29/04           8/31/03           2/29/04           8/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)                    $         1,158   $         2,670   $        12,794   $        30,664
Net realized gain (loss) on investments
and futures                                                 849             2,099             6,580             7,886
Change in net unrealized appreciation/
depreciation of investments
and futures                                               2,417            (2,621)           22,832           (17,506)
---------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                       4,424             2,148            42,206            21,044
---------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                    (1,129)           (2,656)          (12,812)          (30,687)
Net realized gain on
investment transactions                                  (2,309)           (1,343)          (10,733)             (212)
---------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                  (3,438)           (3,999)          (23,545)          (30,899)
---------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease) from capital
share transactions                                       (4,218)           (6,022)          (22,850)         (135,478)
---------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                           (3,232)           (7,873)           (4,189)         (145,333)
---------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                      75,295            83,168           754,455           899,788
---------------------------------------------------------------------------------------------------------------------
End of period                                   $        72,063   $        75,295   $       750,266   $       754,455
---------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                               $            (4)  $           (33)  $          (180)  $          (162)
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                           TAX FREE INCOME FUND
                                                                                    ---------------------------------
                                                                                     9/1/03 THROUGH        YEAR ENDED
                                                                                            2/29/04           8/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)                                                        $        13,971   $        32,553
Net realized gain (loss) on investments
and futures                                                                                   9,769             7,747
Change in net unrealized appreciation/
depreciation of investments, futures
and swaps                                                                                    20,607           (20,086)
---------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                                                          44,347            20,214
---------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                                                       (13,720)          (32,728)
Net realized gain on
investment transactions                                                                      (9,765)           (6,328)
---------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                                                     (23,485)          (39,056)
---------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease) from capital
share transactions                                                                          (34,965)         (122,669)
---------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                                                              (14,103)         (141,511)
---------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                                         721,402           862,913
---------------------------------------------------------------------------------------------------------------------
End of period                                                                       $       707,299   $       721,402
---------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                                                   $            16   $          (235)
---------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

NOTES TO FINANCIAL
STATEMENTS                                                           (Unaudited)

1. ORGANIZATION

J.P. Morgan Series Trust ("JPMST") and J.P. Morgan Mutual Fund Select Trust ("MFST") (the "Trusts") are organized as Massachusetts business trusts and are registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as open-end management investment companies. JPMST and MFST were organized on August 15, 1996 and October 1, 1996, respectively. MFST was formerly named Mutual Fund Select Trust. The name change went into effect on May 2, 2003.

The following are five separate portfolios of the Trusts (collectively, the "Funds"):

                                                         FUND   CLASSES OFFERED
                        JPMorgan California Bond Fund ("CBF")   Class A, Institutional and Select
          JPMorgan Intermediate Tax Free Income Fund ("ITFI")   Class A, Class B, Class C, Institutional and Select
           JPMorgan New Jersey Tax Free Income Fund ("NJTFI")   Class A, Class B and Select
JPMorgan New York Intermediate Tax Free Income Fund ("NYTFI")   Class A, Class B, Class C, Institutional and Select
                        JPMorgan Tax Free Income Fund ("TFI")   Class A, Class B and Select

CBF is a series of JPMST and ITFI, NJTFI, NYTFI and TFI are each a series of MFST. On January 31, 2003, NYTFI commenced offerings of Class C Shares. On December 31, 2003, ITFI commenced offerings of Class A, Class B, and Class C shares.

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Select Class or Institutional Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses and each class has exclusive voting rights with respect to its distribution and shareholder servicing agreements.

Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Funds' prospectus.

During the six months ended February 29, 2004, ITFI Institutional Class received a contribution of securities (Subscription in-kind) in exchange for shares of Institutional Share Class. The securities were transferred at a market value of (in thousands) $512, which resulted in no unrealized gain or loss carrying over to ITFI.

Additional information regarding the subscription in-kind is included in note
11.

2. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Fixed income securities, other than convertible bonds, with a maturity of 61 days or more at the purchase date held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bid-side quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

B. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recognized.

The Funds invest in U.S. Treasury and/or municipal bond futures contracts as a hedge to modify the duration of the portfolio holdings. The Funds also invest in exchange-traded interest rate futures and Eurodollar futures for hedging purposes to either modify the duration and/or yield curve exposure of the portfolio.

Use of long futures contracts subjects the Funds to risk of loss in excess of the related amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade.

As of February 29, 2004 the Funds had outstanding futures contracts as listed on the Funds' Portfolio of Investments.

C. SWAPS -- The Funds may engage in various swap transactions, including forward rate agreements, interest rate, fixed income, index and total return swaps, primarily to manage duration and curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

As of February 29, 2004, the Funds had outstanding swap agreements as listed on the Funds' Portfolio of Investments. Swap transactions present risk of loss in excess of the related amounts included in the Statement of Assets & Liabilities.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

Purchases of To Be Announced (TBA), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is each Fund's policy to segregate assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

E. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

F. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

G. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

H. OTHER EXPENSES -- Other expenses in the Statement of Operation include fees related to line of credit, insurance, pricing and reporting services.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, JPMIM acts as the investment advisor to the Funds. Prior to September 1, 2003, pursuant to separate Advisory agreements, J.P. Morgan Fleming Asset Management
(USA) Inc. ("JPMFAM") and JPMIM, served as the Advisors to the Funds. JPMFAM acted as Advisor for ITFI, NJTFI, NYTFI and TFI. JPMIM acted as Advisor for CBF. On September 1, 2003, JPMFAM and Robert Fleming Inc. merged into JPMIM. Prior to October 1, 2003, JPMIM was a wholly owned subsidiary of J.P. Morgan Chase & Co. On October 1, 2003, JPMIM became a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co. The investment advisory services and personnel providing investment advice have not changed as a result of the merger and ownership change. Neither the merger nor the ownership change constituted an assignment under the 1940 Act or the Investment Advisers Act of 1940. The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of the average daily net assets for each respective Fund.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A shares of the CBF, NJTFI, NYTFI and TFI, Class B shares of NJTFI, NYTFI and TFI and Class C shares of NYTFI in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                                           CLASS A           CLASS B          CLASS C
FUND
CBF                                           0.25               n/a              n/a
ITFI                                          0.25              0.75             0.75
NJTFI                                         0.25              0.75              n/a
NYTFI                                         0.25              0.75             0.75
TFI                                           0.25              0.75              n/a

In addition, JPMFD is entitled to receive the contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares.

The Distributor waived fees as outlined in Note 3.F.

C. SHAREHOLDER SERVICING FEES -- The Trusts have entered into Shareholder Servicing Agreements on behalf of the Funds with JP Morgan Chase Bank ("JPMCB"), under which JPMCB provides account administration and personal account maintenance services to the shareholders.

For performing these services, JPMCB receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                                            INSTITUTIONAL      SELECT
                       CLASS A      CLASS B      CLASS C            CLASS       CLASS
FUND
CBF                       0.25          n/a          n/a             0.10        0.25
ITFI                      0.25         0.25         0.25             0.10        0.25
NJTFI                     0.25         0.25          n/a              n/a        0.25
NYTFI                     0.25         0.25         0.25             0.10        0.25
TFI                       0.25         0.25          n/a              n/a        0.25

JPMCB may enter into services contracts with certain entities under which it will pay all or a portion of the annual fee to such entities for performing shareholding and administrative services.

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and JPMST are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Funds available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationships between Schwab, JPMST and JPMCB are terminated, the Funds would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

JPMCB waived fees as outlined in Note 3.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion.

BISYS Fund Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator. The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                                            INSTITUTIONAL      SELECT
                       CLASS A      CLASS B      CLASS C            CLASS       CLASS
FUND
CBF                       0.60          n/a          n/a             0.50        0.65
ITFI                      0.75         1.50         1.50             0.50        0.66
NJTFI                     1.00         1.50          n/a              n/a        0.75
NYTFI                     0.75         1.55         1.55             0.50        0.72
TFI                       0.75         1.64          n/a              n/a        0.75

The contractual expense limitation agreements were in effect for the six months ended February 29, 2004 for the Funds. The expense limitation percentages in the table above are due to expire December 31, 2004.

The Administrator waived fees and/or reimbursed expenses as outlined in Note
3.F.

F. WAIVERS AND REIMBURSEMENTS -- For the six months ended February 29, 2004, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands):

                                                          CONTRACTUAL WAIVERS
                                         -----------------------------------------------------
                                                          SHAREHOLDER                                CONTRACTUAL
                                         ADMINISTRATION     SERVICING  DISTRIBUTION      TOTAL    REIMBURSEMENTS
CBF                                              $   75        $   81        $   27    $   183            $   --
ITFI                                                589            52            --        641                --
NJTFI                                                --            61            --         61                10
NYTFI                                                37           226           117        380                --
TFI                                                  --            44            63        107                --
Total                                            $  701        $  464        $  207    $ 1,372            $   10

G. OTHER -- Certain officers of the Trust(s) are officers of J.P. Morgan Chase & Co.or of BISYS or their subsidiaries.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisor.

The Funds may use related party broker dealers. For the six months ended February 29, 2004, there were no brokerage commissions with broker/dealers affiliated with JPMorgan.

The SEC has granted an exemptive order permitting each fund to engage in principal transactions with J.P Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the six months ended February 29, 2004 are as follows (amounts in thousands):

                                                                 SHAREHOLDER
                                                                   SERVICING    DISTRIBUTION    TRANSFER AGENT
CBF
Class A                                                           $       26      $       27        $       13
Institutional                                                             44              --                 8
Select                                                                    44              --                10
--------------------------------------------------------------------------------------------------------------
Total                                                             $      114      $       27        $       31

ITFI
Class A                                                           $       --^     $       --^       $       --^
Class B                                                                   --^             --^               --^
Class C                                                                   --^             --^               --^
Institutional                                                            231              --                16
Select                                                                 1,429              --                29
--------------------------------------------------------------------------------------------------------------
Total                                                             $    1,660      $       --^       $       45

NJTFI
Class A                                                           $        2      $        2        $        8
Class B                                                                    1               3                 4
Select                                                                    89              --                 6
--------------------------------------------------------------------------------------------------------------
Total                                                             $       92      $        5        $       18

NYTFI
Class A                                                           $      117      $      117        $       56
Class B                                                                   31              93                15
Class C                                                                    3               8                 1
Institutional                                                            109              --                11
Select                                                                   513              --                17
--------------------------------------------------------------------------------------------------------------
Total                                                             $      773      $      218        $      100

TFI
Class A                                                           $       63      $       63        $       45
Class B                                                                    7              20                 5
Select                                                                   827              --                 7
--------------------------------------------------------------------------------------------------------------
Total                                                             $      897      $       83        $       57

^ Amount rounds to less than one thousand.

5. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended February 29, 2004 and the year ended August 31, 2003 are as follows (amounts in thousands):

                                     SIX MONTHS ENDED FEBRUARY 29, 2004        YEAR ENDED AUGUST 31, 2003
                                    ------------------------------------   ------------------------------------
                                                  NET                                    NET
                                    INVESTMENT INCOME      REALIZED GAIN   INVESTMENT INCOME      REALIZED GAIN
CBF
Class A                                     $     383          $     454           $     819          $      87
Institutional                                   1,633              1,892               4,961                605
Select                                            622                771               1,491                172
---------------------------------------------------------------------------------------------------------------
Total                                       $   2,638          $   3,117           $   7,271          $     864

ITFI
Class A                                     $      --^         $      --           $      --          $      --
Class B                                            --^                --                  --                 --
Class C                                            --^                --                  --                 --
Institutional                                   8,691              3,309              21,900              3,975
Select                                         20,641              8,159              44,247              7,622
---------------------------------------------------------------------------------------------------------------
Total                                       $  29,332          $  11,468           $  66,147          $  11,597

NJTFI
Class A                                     $      24          $      58           $      22          $       3
Class B                                            10                 27                  10                  1
Select                                          1,095              2,224               2,624              1,339
---------------------------------------------------------------------------------------------------------------
Total                                       $   1,129          $   2,309           $   2,656          $   1,343

NYTFI
Class A                                     $   1,571          $   1,288           $   3,558          $      25
Class B                                           318                357                 631                  6
Class C                                            27                 31                  11                 --
Institutional                                   3,924              3,163              10,346                 70
Select                                          6,972              5,894              16,141                111
---------------------------------------------------------------------------------------------------------------
Total                                       $  12,812          $  10,733           $  30,687          $     212

TFI
Class A                                     $     963          $     674           $   2,396          $     462
Class B                                            81                 75                 180                 42
Select                                         12,676              9,016              30,152              5,824
---------------------------------------------------------------------------------------------------------------
Total                                       $  13,720          $   9,765           $  32,728          $   6,328
---------------------------------------------------------------------------------------------------------------

^ Amounts round to less than one thousand.

6. INVESTMENT TRANSACTIONS

For the six months ended February 29, 2004, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                                               PURCHASES               SALES         PURCHASES            SALES
                                         (EXCLUDING U.S.     (EXCLUDING U.S.            OF U.S           OF U.S
                                             GOVERNMENT)         GOVERNMENT)        GOVERNMENT       GOVERNMENT
CBF                                            $  27,604           $  59,001         $      --        $      --
ITFI                                             446,412             552,239                --               --
NJTFI                                             24,389              28,474                --               --
NYTFI                                            132,519             164,422                --               --
TFI                                              105,578             141,725                --               --

7. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation(depreciation) in value of the investment securities at February 29, 2004 are as follows (amounts in thousands):

                                                                       GROSS             GROSS   NET UNREALIZED
                                               AGGREGATE          UNREALIZED        UNREALIZED     APPRECIATION
                                                    COST        APPRECIATION      DEPRECIATION    (DEPRECIATION)
CBF                                          $   128,839           $  10,146            $   --       $   10,146
ITFI                                           1,437,376             118,540              (164)         118,376
NJTFI                                             67,735               4,572               (11)           4,561
NYTFI                                            695,840              56,745               (13)          56,732
TFI                                              644,521              58,925               (53)          58,872

8. BANK BORROWINGS

Pursuant to a Line of Credit Agreement, dated April 17, 2003, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement expired on April 15, 2004. On April 15, 2004 the Line of Credit Agreement was extended to April 14, 2005.

Prior to April 17, 2003, the Funds could borrow money for temporary or emergency purposes. The Funds had entered into an agreement, enabling it to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $400 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Funds. This agreement expired on April 16, 2003.

The Funds had no borrowings outstanding at February 29, 2004, nor at anytime during the period then ended.

9. CONCENTRATIONS AND INDEMNIFICATIONS

The ability of the issuers of debt, asset-backed and mortgage-backed securities, along with counterparties to swap agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. CBF, NJTFI and NYTFI primarily invest in issuers in the States of California, New Jersey and New York, respectively. TFI invested approximately 29.4% of its net assets in issuers in New York State. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. CORPORATE EVENT

On January 14, 2004, J. P. Morgan Chase & Co. and Bank One Corp. announced they have entered into an agreement and plan of merger. The merger is subject to the approval of the shareholders of both institutions as well as U.S. federal and state and foreign regulatory authorities. Completion of the transaction is expected to occur in mid-2004.

NOTES TO FINANCIAL
STATEMENTS                 11. CAPITAL SHARE TRANSACTIONS            (Unaudited)

Capital share transactions were as follows for the periods presented (Amounts in thousands):

                                                                                   CALIFORNIA BOND FUND
                                                                         ----------------------------------------
                                                                           SIX MONTHS ENDED            YEAR ENDED
                                                                          FEBRUARY 29, 2004       AUGUST 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                                          $            1,513    $            4,386
    Shares issued in reinvestment
    of distributions                                                                    449                   448
    Shares redeemed                                                                  (2,703)               (5,714)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                   $             (741)   $             (880)
-----------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                         139                   401
    Shares issued in reinvestment
    of distributions                                                                     42                    41
    Shares redeemed                                                                    (247)                 (516)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                  (66)                  (74)
-----------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
AMOUNT
    Shares sold                                                          $            3,026    $           32,544
    Shares issued in reinvestment
    of distributions                                                                  1,472                 1,830
    Shares redeemed                                                                 (31,256)              (73,815)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                   $          (26,758)   $          (39,441)
-----------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                         280                 2,989
    Shares issued in reinvestment
    of distributions                                                                    138                   168
    Shares redeemed                                                                  (2,892)               (6,788)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                               (2,474)               (3,631)
-----------------------------------------------------------------------------------------------------------------

SELECT CLASS
AMOUNT
    Shares sold                                                          $            2,073    $           12,521
    Shares issued in reinvestment
    of distributions                                                                    616                   730
    Shares redeemed                                                                  (4,204)              (21,864)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                   $           (1,515)   $           (8,613)
-----------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                         189                 1,130
    Shares issued in reinvestment
    of distributions                                                                     57                    66
    Shares redeemed                                                                    (386)               (1,980)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                 (140)                 (784)
-----------------------------------------------------------------------------------------------------------------

Capital share tranactions were as follows for the periods presented (Amounts in thousands):

                                                                                INTERMEDIATE TAX FREE INCOME FUND
                                                                                ---------------------------------
                                                                                                 SIX MONTHS ENDED
                                                                                                FEBRUARY 29, 2004
CLASS A SHARES
AMOUNT
    Shares sold                                                                                $               15
    Shares issued in reinvestment
    of distributions                                                                                           --^
    Shares redeemed                                                                                            --
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                         $               15
-----------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                                                 1
    Shares issued in reinvestment
    of distributions                                                                                           --^
    Shares redeemed                                                                                            --
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                                          1
-----------------------------------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
    Shares sold                                                                                $               15
    Shares issued in reinvestment
    of distributions                                                                                           --^
    Shares redeemed                                                                                            --
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                         $               15
-----------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                                                 1
    Shares issued in reinvestment
    of distributions                                                                                           --^
    Shares redeemed                                                                                            --
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                                          1
-----------------------------------------------------------------------------------------------------------------

CLASS C SHARES
AMOUNT
    Shares sold                                                                                $               40
    Shares issued in reinvestment
    of distributions                                                                                           --^
    Shares redeemed                                                                                            --
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                         $               40
-----------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                                                 4
    Shares issued in reinvestment
    of distributions                                                                                           --^
    Shares redeemed                                                                                            --
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                                          4
-----------------------------------------------------------------------------------------------------------------

^ Amounts rounds to less than one thousand

                                                                    INTERMEDIATE TAX FREE INCOME FUND (CONTINUED)
                                                                    ---------------------------------------------
                                                                           SIX MONTHS ENDED            YEAR ENDED
                                                                          FEBRUARY 29, 2004       AUGUST 31, 2003
INSTITUTIONAL CLASS
AMOUNT
    Shares sold                                                          $           28,420    $          135,433
    Subscription in-kind                                                                512                    --
    Shares issued in reinvestment
    of distributions                                                                  4,665                 9,531
    Shares redeemed                                                                (105,808)             (293,878)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                   $          (72,211)   $         (148,914)
-----------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                       2,568                12,144
    Subscription in-kind                                                                 46                    --
    Shares issued in reinvestment
    of distributions                                                                    420                   856
    Shares redeemed                                                                  (9,522)              (26,319)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                               (6,488)              (13,319)
-----------------------------------------------------------------------------------------------------------------

SELECT CLASS*
AMOUNT
    Shares sold                                                          $           65,536    $          368,766
    Shares issued in reinvestment
    of distributions                                                                 10,857                16,184
    Shares redeemed                                                                (129,538)             (356,618)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                   $          (53,145)   $           28,332
-----------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                       5,891                33,010
    Shares issued in reinvestment
    of distributions                                                                    980                 1,457
    Shares redeemed                                                                 (11,650)              (31,918)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                               (4,779)                2,549
-----------------------------------------------------------------------------------------------------------------

* Effective September 10, 2001 the share class was renamed from Institutional to Select in connection with the Fund re-organization.
^ Amounts rounds to less than one thousand

                                                                              NEW JERSEY TAX FREE INCOME FUND
                                                                         ----------------------------------------
                                                                           SIX MONTHS ENDED            YEAR ENDED
                                                                          FEBRUARY 29, 2004       AUGUST 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                                          $              102    $            1,811
    Shares issued in reinvestment
    of distributions                                                                     77                    22
    Shares redeemed                                                                    (834)                  (23)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                              $             (655)   $            1,810
-----------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                          10                   175
    Shares issued in reinvestment
    of distributions                                                                      8                     2
    Shares redeemed                                                                     (82)                   (2)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                                             (64)                  175
-----------------------------------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
    Shares sold                                                          $              126    $              839
    Shares issued in reinvestment
    of distributions                                                                     26                     9
    Shares redeemed                                                                     (86)                  (88)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                              $               66    $              760
-----------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                          12                    82
    Shares issued in reinvestment
    of distributions                                                                      3                     1
    Shares redeemed                                                                      (9)                   (9)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                                               6                    74
-----------------------------------------------------------------------------------------------------------------
SELECT CLASS*
AMOUNT
    Shares sold                                                          $            1,935    $            5,191
    Shares issued in reinvestment
    of distributions                                                                  1,994                 1,186
    Shares redeemed                                                                  (7,558)              (14,969)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                              $           (3,629)   $           (8,592)
-----------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                         190                   504
    Shares issued in reinvestment
    of distributions                                                                    199                   117
    Shares redeemed                                                                    (742)               (1,453)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                                            (353)                 (832)
-----------------------------------------------------------------------------------------------------------------

* Effective September 10, 2001 the share class was renamed from Institutional to Select in connection with the Fund re-organization.

                                                                        NEW YORK INTERMEDIATE TAX FREE INCOME FUND
                                                                        ------------------------------------------
                                                                           SIX MONTHS ENDED            YEAR ENDED
                                                                          FEBRUARY 29, 2004       AUGUST 31, 2003^
CLASS A SHARES
AMOUNT
    Shares sold                                                          $           25,103    $           26,999
    Shares issued in reinvestment
    of distributions                                                                  2,370                 2,726
    Shares redeemed                                                                 (15,662)              (47,172)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                   $           11,811    $          (17,447)
-----------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                       3,359                 3,598
    Shares issued in reinvestment
    of distributions                                                                    318                   364
    Shares redeemed                                                                  (2,090)               (6,318)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                                           1,587                (2,356)
-----------------------------------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
    Shares sold                                                          $            1,229    $            7,435
    Shares issued in reinvestment
    of distributions                                                                    460                   428
    Shares redeemed                                                                  (2,099)               (3,541)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                              $             (410)   $            4,322
-----------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                         164                   988
    Shares issued in reinvestment
    of distributions                                                                     62                    57
    Shares redeemed                                                                    (282)                 (471)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                                             (56)                  574
-----------------------------------------------------------------------------------------------------------------

CLASS C SHARES
AMOUNT
    Shares sold                                                          $              767    $            1,937
    Shares issued in reinvestment
    of distributions                                                                     50                    10
    Shares redeemed                                                                    (137)                  (93)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                              $              680    $            1,854
-----------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                         102                   257
    Shares issued in reinvestment
    of distributions                                                                      7                     1
    Shares redeemed                                                                     (18)                  (13)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                                              91                   245
-----------------------------------------------------------------------------------------------------------------

^ For Class C shares, from commencement of offering on January 31, 2003.

                                                           NEW YORK INTERMEDIATE TAX FREE INCOME FUND (CONTINUED)
                                                           ------------------------------------------------------
                                                                           SIX MONTHS ENDED            YEAR ENDED
                                                                          FEBRUARY 29, 2004       AUGUST 31, 2003
INSTITUTIONAL CLASS
AMOUNT
    Shares sold                                                          $           14,190    $           28,180
    Shares issued in reinvestment
    of distributions                                                                  3,109                 4,650
    Shares redeemed                                                                 (44,659)              (98,854)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                              $          (27,360)   $          (66,024)
-----------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                       1,893                 3,755
    Shares issued in reinvestment
    of distributions                                                                    417                   620
    Shares redeemed                                                                  (5,968)              (13,177)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                                          (3,658)               (8,802)
-----------------------------------------------------------------------------------------------------------------

SELECT CLASS*
AMOUNT
    Shares sold                                                          $           25,562    $           78,597
    Shares issued in reinvestment
    of distributions                                                                  6,112                 4,113
    Shares redeemed                                                                 (39,245)             (140,893)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                              $           (7,571)   $          (58,183)
-----------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                       3,410                10,472
    Shares issued in reinvestment
    of distributions                                                                    823                   549
    Shares redeemed                                                                  (5,243)              (18,786)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                                          (1,010)               (7,765)
-----------------------------------------------------------------------------------------------------------------

* Effective September 10, 2001 the share class was renamed from Institutional to Select in connection with the Fund re-organization.

                                                                                   TAX FREE INCOME FUND
                                                                         ----------------------------------------
                                                                           SIX MONTHS ENDED            YEAR ENDED
                                                                          FEBRUARY 29, 2004       AUGUST 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                                          $           16,097    $           97,661
    Shares issued in reinvestment
    of distributions                                                                  1,247                 2,131
    Shares redeemed                                                                 (22,238)             (107,439)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                   $           (4,894)   $           (7,647)
-----------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                       2,448                14,710
    Shares issued in reinvestment
    of distributions                                                                    189                   321
    Shares redeemed                                                                  (3,368)              (16,156)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                                            (731)               (1,125)
-----------------------------------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
    Shares sold                                                          $              136    $            1,104
    Shares issued in reinvestment
    of distributions                                                                    110                   144
    Shares redeemed                                                                    (419)               (1,632)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                   $             (173)   $             (384)
-----------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                          20                   165
    Shares issued in reinvestment
    of distributions                                                                     17                    22
    Shares redeemed                                                                     (63)                 (246)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                                             (26)                  (59)
-----------------------------------------------------------------------------------------------------------------

SELECT SHARES*
AMOUNT
    Shares sold                                                          $           16,871    $           24,525
    Shares issued in reinvestment
    of distributions                                                                  8,435                 5,617
    Shares redeemed                                                                 (55,204)             (144,780)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                   $          (29,898)   $         (114,638)
-----------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                       2,561                 3,681
    Shares issued in reinvestment
    of distributions                                                                  1,288                   855
    Shares redeemed                                                                  (8,351)              (21,767)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
    Fund shares outstanding                                                          (4,502)              (17,231)
-----------------------------------------------------------------------------------------------------------------

* Effective September 10, 2001 the share was renamed from Institutional to Select in connection with the Fund re-organization.

JPMORGAN FUNDS

FINANCIAL HIGHLIGHTS                                                 (Unaudited)

CLASS A SHARES

                                                 PER SHARE OPERATING PERFORMANCE:
                                      ----------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                                   ---------------------------------------
                                                                   NET GAINS
                                                                OR LOSSES ON
                                       NET ASSET          NET     SECURITIES
                                          VALUE,   INVESTMENT          (BOTH    TOTAL FROM
                                       BEGINNING       INCOME   REALIZED AND    INVESTMENT
                                       OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS
CALIFORNIA BOND FUND
9/1/03 Through 2/29/04                $    10.80         0.19           0.39          0.58
Year Ended 8/31/03                    $    11.07         0.39          (0.22)         0.17
9/10/01* Through 8/31/02              $    10.90         0.40           0.17          0.57

INTERMEDIATE TAX FREE INCOME FUND
12/31/03* Through 2/29/04             $    11.10         0.06           0.13          0.19

NEW JERSEY TAX FREE INCOME FUND
9/1/03 Through 2/29/04                $    10.07         0.15           0.46          0.61
Year Ended 8/31/03                    $    10.36         0.30          (0.10)         0.20
4/1/02* Through 8/31/02               $     9.84         0.12           0.53          0.65

NEW YORK INTERMEDIATE TAX FREE
INCOME FUND
9/1/03 Through 2/29/04                $     7.35         0.13           0.29          0.42
Year Ended 8/31/03                    $     7.45         0.26@         (0.10)         0.16
Year Ended 8/31/02                    $     7.37         0.26@          0.10          0.36
2/16/01* Through 8/31/01              $     7.22         0.15           0.15          0.30

TAX FREE INCOME FUND
9/1/03 Through 2/29/04                $     6.49         0.13           0.28          0.41
Year Ended 8/31/03                    $     6.66         0.26@         (0.12)         0.14
Year Ended 8/31/02                    $     6.57         0.28@          0.08          0.36
2/16/01* Through 8/31/01              $     6.44         0.15           0.13          0.28

                                            PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------
                                                   LESS DISTRIBUTIONS:
                                      ------------------------------------------
                                       DIVIDENDS
                                        FROM NET   DISTRIBUTIONS
                                      INVESTMENT    FROM CAPITAL           TOTAL
                                          INCOME           GAINS   DISTRIBUTIONS
CALIFORNIA BOND FUND
9/1/03 Through 2/29/04                      0.20            0.24            0.44
Year Ended 8/31/03                          0.40            0.04            0.44
9/10/01* Through 8/31/02                    0.40              --            0.40

INTERMEDIATE TAX FREE INCOME FUND
12/31/03* Through 2/29/04                   0.06              --            0.06

NEW JERSEY TAX FREE INCOME FUND
9/1/03 Through 2/29/04                      0.14            0.32            0.46
Year Ended 8/31/03                          0.32            0.17            0.49
4/1/02* Through 8/31/02                     0.13              --            0.13

NEW YORK INTERMEDIATE TAX FREE
INCOME FUND
9/1/03 Through 2/29/04                      0.13            0.11            0.24
Year Ended 8/31/03                          0.26              --!           0.26
Year Ended 8/31/02                          0.27            0.01            0.28
2/16/01* Through 8/31/01                    0.15              --            0.15

TAX FREE INCOME FUND
9/1/03 Through 2/29/04                      0.13            0.09            0.22
Year Ended 8/31/03                          0.26            0.05            0.31
Year Ended 8/31/02                          0.27              --            0.27
2/16/01* Through 8/31/01                    0.15              --            0.15

  *  Commencement of offering of class of shares.
  @  Calculated based upon average shares outstanding.
(1) Total returns figures do not include the effects of any front-end or deferred sales load.
(a)  Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                            PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------
                                                NET ASSET
                                               VALUE, END                 TOTAL
                                                OF PERIOD                RETURN(1)(a)
CALIFORNIA BOND FUND
9/1/03 Through 2/29/04                         $    10.94                  5.46%
Year Ended 8/31/03                             $    10.80                  1.51%
9/10/01* Through 8/31/02                       $    11.07                  5.33%

INTERMEDIATE TAX FREE INCOME FUND
12/31/03* Through 2/29/04                      $    11.23                  1.75%

NEW JERSEY TAX FREE INCOME FUND
9/1/03 Through 2/29/04                         $    10.22                  6.26%
Year Ended 8/31/03                             $    10.07                  1.92%
4/1/02* Through 8/31/02                        $    10.36                  6.67%

NEW YORK INTERMEDIATE TAX FREE
INCOME FUND
9/1/03 Through 2/29/04                         $     7.53                  5.69%
Year Ended 8/31/03                             $     7.35                  2.15%
Year Ended 8/31/02                             $     7.45                  5.06%
2/16/01* Through 8/31/01                       $     7.37                  4.26%

TAX FREE INCOME FUND
9/1/03 Through 2/29/04                         $     6.68                  6.35%
Year Ended 8/31/03                             $     6.49                  2.15%
Year Ended 8/31/02                             $     6.66                  5.64%
2/16/01* Through 8/31/01                       $     6.57                  4.46%

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                      ----------------------------------------------------------------------------------------
                                                                            RATIOS TO AVERAGE NET ASSETS: #
                                                        ----------------------------------------------------------------------
                                                                                                                NET INVESTMENT
                                        NET ASSETS,                        NET                EXPENSES                  INCOME
                                             END OF                 INVESTMENT        WITHOUT WAIVERS,        WITHOUT WAIVERS,
                                             PERIOD          NET        INCOME          REIMBURSEMENTS          REIMBURSEMENTS
                                      (IN MILLIONS)     EXPENSES        (LOSS)    AND EARNINGS CREDITS    AND EARNINGS CREDITS
CALIFORNIA BOND FUND
9/1/03 Through 2/29/04                $          21         0.60%         3.47%                   1.19%                   2.88%
Year Ended 8/31/03                    $          22         0.60%         3.56%                   1.16%                   3.00%
9/10/01* Through 8/31/02              $          23         0.60%         3.70%                   1.23%                   3.07%

INTERMEDIATE TAX FREE INCOME FUND
12/31/03* Through 2/29/04             $          --(b)       0.75%        3.62%                   1.32%                   3.05%

NEW JERSEY TAX FREE INCOME FUND
9/1/03 Through 2/29/04                $           1         1.00%         2.95%                   2.05%                   1.90%
Year Ended 8/31/03                    $           2         1.00%         2.87%                   3.13%                   0.74%
4/1/02* Through 8/31/02               $          --(b)      1.00%         3.16%                  33.81%!!               (29.67%)!!

NEW YORK INTERMEDIATE TAX FREE
INCOME FUND
9/1/03 Through 2/29/04                $         102         0.75%         3.36%                   1.12%                   2.99%
Year Ended 8/31/03                    $          88         0.75%         3.45%                   1.07%                   3.13%
Year Ended 8/31/02                    $         107         0.75%         3.58%                   1.09%                   3.24%
2/16/01* Through 8/31/01              $         117         0.75%         4.10%                   1.21%                   3.64%

TAX FREE INCOME FUND
9/1/03 Through 2/29/04                $          49         0.75%         3.90%                   1.17%                   3.48%
Year Ended 8/31/03                    $          52         0.75%         3.94%                   1.14%                   3.55%
Year Ended 8/31/02                    $          61         0.75%         4.21%                   1.15%                   3.81%
2/16/01* Through 8/31/01              $          59         0.75%         4.55%                   1.23%                   4.07%

                                      RATIOS/SUPPLEMENTAL DATA:
                                      ------------------------
                                                     PORTFOLIO
                                                      TURNOVER
                                                          RATE(a)
CALIFORNIA BOND FUND
9/1/03 Through 2/29/04                                      20%
Year Ended 8/31/03                                          49%
9/10/01* Through 8/31/02                                    65%

INTERMEDIATE TAX FREE INCOME FUND
12/31/03* Through 2/29/04                                   28%

NEW JERSEY TAX FREE INCOME FUND
9/1/03 Through 2/29/04                                      34%
Year Ended 8/31/03                                          59%
4/1/02* Through 8/31/02                                     75%

NEW YORK INTERMEDIATE TAX FREE
INCOME FUND
9/1/03 Through 2/29/04                                      18%
Year Ended 8/31/03                                          38%
Year Ended 8/31/02                                          75%
2/16/01* Through 8/31/01                                    33%

TAX FREE INCOME FUND
9/1/03 Through 2/29/04                                      15%
Year Ended 8/31/03                                          36%
Year Ended 8/31/02                                          94%
2/16/01* Through 8/31/01                                    57%

(b) Amount rounds to less than one million.
  # Short periods have been annualized.
  ! Rounds to less than .005.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B SHARES

                                                 PER SHARE OPERATING PERFORMANCE:
                                      ----------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                                   ---------------------------------------
                                                                   NET GAINS
                                                                OR LOSSES ON
                                       NET ASSET          NET     SECURITIES
                                          VALUE,   INVESTMENT          (BOTH    TOTAL FROM
                                       BEGINNING       INCOME   REALIZED AND    INVESTMENT
                                       OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS
INTERMEDIATE TAX FREE INCOME FUND
12/31/03* Through 2/29/04             $    11.10         0.05           0.13          0.18

NEW JERSEY TAX FREE INCOME FUND
9/1/03 Through 2/29/04                $    10.04         0.12           0.45          0.57
Year Ended 8/31/03                    $    10.34         0.26          (0.12)         0.14
4/1/02* Through 8/31/02               $     9.84         0.11           0.50          0.61

NEW YORK INTERMEDIATE TAX FREE
INCOME FUND
9/1/03 Through 2/29/04                $     7.36         0.10           0.30          0.40
Year Ended 8/31/03                    $     7.46         0.20@         (0.10)         0.10
Year Ended 8/31/02                    $     7.38         0.21@          0.08          0.29
2/16/01* Through 8/31/01              $     7.22         0.12           0.16          0.28

TAX FREE INCOME FUND
9/1/03 Through 2/29/04                $     6.50         0.10           0.28          0.38
Year Ended 8/31/03                    $     6.68         0.20@         (0.12)         0.08
Year Ended 8/31/02                    $     6.58         0.25@          0.05          0.30
2/16/01* Through 8/31/01              $     6.44         0.12           0.14          0.26

                                            PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------
                                                   LESS DISTRIBUTIONS:
                                      ------------------------------------------
                                       DIVIDENDS
                                        FROM NET   DISTRIBUTIONS
                                      INVESTMENT    FROM CAPITAL           TOTAL
                                          INCOME           GAINS   DISTRIBUTIONS
INTERMEDIATE TAX FREE INCOME FUND
12/31/03* Through 2/29/04                   0.05              --            0.05

NEW JERSEY TAX FREE INCOME FUND
9/1/03 Through 2/29/04                      0.12            0.32            0.44
Year Ended 8/31/03                          0.27            0.17            0.44
4/1/02* Through 8/31/02                     0.11              --            0.11

NEW YORK INTERMEDIATE TAX FREE
INCOME FUND
9/1/03 Through 2/29/04                      0.10            0.11            0.21
Year Ended 8/31/03                          0.20              --!           0.20
Year Ended 8/31/02                          0.20            0.01            0.21
2/16/01* Through 8/31/01                    0.12              --            0.12

TAX FREE INCOME FUND
9/1/03 Through 2/29/04                      0.10            0.09            0.19
Year Ended 8/31/03                          0.21            0.05            0.26
Year Ended 8/31/02                          0.20              --            0.20
2/16/01* Through 8/31/01                    0.12              --            0.12

  * Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(1) Total returns figures do not include the effects of any front-end or deferred sales load.
(a) Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                            PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------
                                                NET ASSET
                                               VALUE, END                 TOTAL
                                                OF PERIOD                RETURN(1)(a)
INTERMEDIATE TAX FREE INCOME FUND
12/31/03* Through 2/29/04                      $    11.23                  1.63%

NEW JERSEY TAX FREE INCOME FUND
9/1/03 Through 2/29/04                         $    10.17                  5.80%
Year Ended 8/31/03                             $    10.04                  1.31%
4/1/02* Through 8/31/02                        $    10.34                  6.20%

NEW YORK INTERMEDIATE TAX FREE
INCOME FUND
9/1/03 Through 2/29/04                         $     7.55                  5.41%
Year Ended 8/31/03                             $     7.36                  1.34%
Year Ended 8/31/02                             $     7.46                  4.08%
2/16/01* Through 8/31/01                       $     7.38                  3.91%

TAX FREE INCOME FUND
9/1/03 Through 2/29/04                         $     6.69                  5.88%
Year Ended 8/31/03                             $     6.50                  1.11%
Year Ended 8/31/02                             $     6.68                  4.69%
2/16/01* Through 8/31/01                       $     6.58                  4.13%

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                      ----------------------------------------------------------------------------------------
                                                                            RATIOS TO AVERAGE NET ASSETS: #
                                                        ----------------------------------------------------------------------
                                                                                                                NET INVESTMENT
                                        NET ASSETS,                        NET                EXPENSES                  INCOME
                                             END OF                 INVESTMENT        WITHOUT WAIVERS,        WITHOUT WAIVERS,
                                             PERIOD          NET        INCOME          REIMBURSEMENTS          REIMBURSEMENTS
                                      (IN MILLIONS)     EXPENSES        (LOSS)    AND EARNINGS CREDITS    AND EARNINGS CREDITS
INTERMEDIATE TAX FREE INCOME FUND
12/31/03* Through 2/29/04             $          --(b)      1.50%         2.84%                   1.82%                   2.52%

NEW JERSEY TAX FREE INCOME FUND
9/1/03 Through 2/29/04                $           1         1.50%         2.42%                   2.55%                   1.37%
Year Ended 8/31/03                    $           1         1.50%         2.44%                   4.96%                  (1.02%)
4/1/02* Through 8/31/02               $          --(b)      1.50%         2.72%                  36.90%!!               (32.68%)!!

NEW YORK INTERMEDIATE TAX FREE
INCOME FUND
9/1/03 Through 2/29/04                $          25         1.55%         2.56%                   1.62%                   2.49%
Year Ended 8/31/03                    $          25         1.55%         2.64%                   1.57%                   2.62%
Year Ended 8/31/02                    $          21         1.57%         2.74%                   1.59%                   2.72%
2/16/01* Through 8/31/01              $          12         1.64%         3.21%                   1.72%                   3.13%

TAX FREE INCOME FUND
9/1/03 Through 2/29/04                $           6         1.64%         3.00%                   1.67%                   2.97%
Year Ended 8/31/03                    $           6         1.64%         3.04%                   1.64%                   3.04%
Year Ended 8/31/02                    $           6         1.64%         3.31%                   1.65%                   3.30%
2/16/01* Through 8/31/01              $           7         1.64%         3.66%                   1.74%                   3.56%

                                      RATIOS/SUPPLEMENTAL DATA:
                                      ------------------------
                                                     PORTFOLIO
                                                      TURNOVER
                                                          RATE(a)
INTERMEDIATE TAX FREE INCOME FUND
12/31/03* Through 2/29/04                                   28%

NEW JERSEY TAX FREE INCOME FUND
9/1/03 Through 2/29/04                                      34%
Year Ended 8/31/03                                          59%
4/1/02* Through 8/31/02                                     75%

NEW YORK INTERMEDIATE TAX FREE
INCOME FUND
9/1/03 Through 2/29/04                                      18%
Year Ended 8/31/03                                          38%
Year Ended 8/31/02                                          75%
2/16/01* Through 8/31/01                                    33%

TAX FREE INCOME FUND
9/1/03 Through 2/29/04                                      15%
Year Ended 8/31/03                                          36%
Year Ended 8/31/02                                          94%
2/16/01* Through 8/31/01                                    57%

(b) Amount rounds to less than one million.
  # Short periods have been annualized.
  ! Rounds to less than .005.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS C SHARES

                                                 PER SHARE OPERATING PERFORMANCE:
                                      ----------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                                   ---------------------------------------
                                                                   NET GAINS
                                                                OR LOSSES ON
                                       NET ASSET          NET     SECURITIES
                                          VALUE,   INVESTMENT          (BOTH    TOTAL FROM
                                       BEGINNING       INCOME   REALIZED AND    INVESTMENT
                                       OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS
INTERMEDIATE TAX FREE INCOME FUND
12/31/03* Through 2/29/04             $    11.10         0.05           0.12          0.17

NEW YORK INTERMEDIATE TAX FREE
INCOME FUND
9/1/03 Through 2/29/04                $     7.36         0.10           0.29          0.39
1/31/03* Ended 8/31/03                $     7.46         0.10@         (0.09)         0.01

                                            PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------
                                                   LESS DISTRIBUTIONS:
                                      ------------------------------------------
                                       DIVIDENDS
                                        FROM NET   DISTRIBUTIONS
                                      INVESTMENT    FROM CAPITAL           TOTAL
                                          INCOME           GAINS   DISTRIBUTIONS
INTERMEDIATE TAX FREE INCOME FUND
12/31/03* Through 2/29/04                   0.05              --            0.05

NEW YORK INTERMEDIATE TAX FREE
INCOME FUND
9/1/03 Through 2/29/04                      0.10            0.11            0.21
1/31/03* Ended 8/31/03                      0.11              --!           0.11

  * Commencement of offering of class of shares. @ Calculated based upon average shares outstanding.
(1) Total returns figures do not include the effects of any front end load or deffered sales load.
(a) Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                            PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------
                                                NET ASSET
                                               VALUE, END                 TOTAL
                                                OF PERIOD                RETURN(1)(a)
INTERMEDIATE TAX FREE INCOME FUND
12/31/03* Through 2/29/04                      $    11.22                  1.54%

NEW YORK INTERMEDIATE TAX FREE
INCOME FUND
9/1/03 Through 2/29/04                         $     7.54                  5.27%
1/31/03* Ended 8/31/03                         $     7.36                  0.17%

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                      ----------------------------------------------------------------------------------------
                                                                            RATIOS TO AVERAGE NET ASSETS: #
                                                        ----------------------------------------------------------------------
                                                                                                                NET INVESTMENT
                                        NET ASSETS,                        NET                EXPENSES                  INCOME
                                             END OF                 INVESTMENT        WITHOUT WAIVERS,        WITHOUT WAIVERS,
                                             PERIOD          NET        INCOME          REIMBURSEMENTS          REIMBURSEMENTS
                                      (IN MILLIONS)     EXPENSES        (LOSS)    AND EARNINGS CREDITS    AND EARNINGS CREDITS
INTERMEDIATE TAX FREE INCOME FUND
12/31/03* Through 2/29/04             $          --(b)      1.50%         2.53%                   1.82%                   2.21%

NEW YORK INTERMEDIATE TAX FREE
INCOME FUND
9/1/03 Through 2/29/04                $           3         1.55%         2.54%                   1.62%                   2.47%
1/31/03* Ended 8/31/03                $           2         1.55%         2.40%                   1.57%                   2.38%

                                      RATIOS/SUPPLEMENTAL DATA:
                                      ------------------------
                                                     PORTFOLIO
                                                      TURNOVER
                                                          RATE(a)
INTERMEDIATE TAX FREE INCOME FUND
12/31/03* Through 2/29/04                                   28%

NEW YORK INTERMEDIATE TAX FREE
INCOME FUND
9/1/03 Through 2/29/04                                      18%
1/31/03* Ended 8/31/03                                      38%

(b) Amount rounds to less than one million.
  # Short periods have been annualized.
  ! Rounds to less than .005.

SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL CLASS SHARES

                                                 PER SHARE OPERATING PERFORMANCE:
                                      ----------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                                   ---------------------------------------
                                                                   NET GAINS
                                                                OR LOSSES ON
                                       NET ASSET          NET     SECURITIES
                                          VALUE,   INVESTMENT          (BOTH    TOTAL FROM
                                       BEGINNING       INCOME   REALIZED AND    INVESTMENT
                                       OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS
CALIFORNIA BOND FUND
9/1/03 Through 2/29/04                $    10.64         0.20           0.38          0.58
Year Ended 8/31/03                    $    10.90         0.41          (0.23)         0.18
Year Ended 8/31/02                    $    10.73         0.42           0.16          0.58
5/1/01 Through 8/31/01(d)             $    10.36         0.14           0.40          0.54
Year Ended 4/30/01                    $    10.03         0.46           0.33          0.79
Year Ended 4/30/00                    $    10.40         0.42          (0.36)         0.06

INTERMEDIATE TAX FREE INCOME FUND
9/1/03 Through 2/29/04                $    10.93         0.21           0.37          0.58
Year Ended 8/31/03                    $    11.15         0.43          (0.15)         0.28
9/10/01(d) Through 8/31/02            $    10.94         0.44           0.25          0.69

NEW YORK INTERMEDIATE TAX FREE
INCOME FUND
9/1/03 Through 2/29/04                $     7.36         0.14           0.29          0.43
Year Ended 8/31/03                    $     7.46         0.28@         (0.10)         0.18
9/10/01* Through 8/31/02              $     7.33         0.27@          0.15          0.42

                                            PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------
                                                   LESS DISTRIBUTIONS:
                                      ------------------------------------------
                                       DIVIDENDS
                                        FROM NET   DISTRIBUTIONS
                                      INVESTMENT    FROM CAPITAL           TOTAL
                                          INCOME           GAINS   DISTRIBUTIONS
CALIFORNIA BOND FUND
9/1/03 Through 2/29/04                      0.20            0.24            0.44
Year Ended 8/31/03                          0.40            0.04            0.44
Year Ended 8/31/02                          0.41              --            0.41
5/1/01 Through 8/31/01(d)                   0.14            0.03            0.17
Year Ended 4/30/01                          0.46              --            0.46
Year Ended 4/30/00                          0.42            0.01            0.43

INTERMEDIATE TAX FREE INCOME FUND
9/1/03 Through 2/29/04                      0.21            0.08            0.29
Year Ended 8/31/03                          0.43            0.07            0.50
9/10/01(d) Through 8/31/02                  0.44            0.04            0.48

NEW YORK INTERMEDIATE TAX FREE
INCOME FUND
9/1/03 Through 2/29/04                      0.13            0.11            0.24
Year Ended 8/31/03                          0.28              --!           0.28
9/10/01* Through 8/31/02                    0.28            0.01            0.29

  * Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                            PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------
                                                NET ASSET
                                               VALUE, END                 TOTAL
                                                OF PERIOD                RETURN(a)
CALIFORNIA BOND FUND
9/1/03 Through 2/29/04                         $    10.78                  5.57%
Year Ended 8/31/03                             $    10.64                  1.67%
Year Ended 8/31/02                             $    10.90                  5.57%
5/1/01 Through 8/31/01(d)                      $    10.73                  5.31%
Year Ended 4/30/01                             $    10.36                  7.97%
Year Ended 4/30/00                             $    10.03                  0.70%

INTERMEDIATE TAX FREE INCOME FUND
9/1/03 Through 2/29/04                         $    11.22                  5.35%
Year Ended 8/31/03                             $    10.93                  2.60%
9/10/01(d) Through 8/31/02                     $    11.15                  6.43%

NEW YORK INTERMEDIATE TAX FREE
INCOME FUND
9/1/03 Through 2/29/04                         $     7.55                  5.95%
Year Ended 8/31/03                             $     7.36                  2.40%
9/10/01* Through 8/31/02                       $     7.46                  5.89%

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                      ----------------------------------------------------------------------------------------
                                                                            RATIOS TO AVERAGE NET ASSETS: #
                                                        ----------------------------------------------------------------------
                                                                                                                NET INVESTMENT
                                        NET ASSETS,                        NET                EXPENSES                  INCOME
                                             END OF                 INVESTMENT        WITHOUT WAIVERS,        WITHOUT WAIVERS,
                                             PERIOD          NET        INCOME          REIMBURSEMENTS          REIMBURSEMENTS
                                      (IN MILLIONS)     EXPENSES        (LOSS)    AND EARNINGS CREDITS    AND EARNINGS CREDITS
CALIFORNIA BOND FUND
9/1/03 Through 2/29/04                $          82         0.50%         3.64%                   0.69%                   3.45%
Year Ended 8/31/03                    $         107         0.50%         3.72%                   0.66%                   3.56%
Year Ended 8/31/02                    $         149         0.50%         3.84%                   0.71%                   3.63%
5/1/01 Through 8/31/01(d)             $         137         0.50%         3.99%                   0.59%                   3.90%
Year Ended 4/30/01                    $         126         0.50%         4.40%                   0.59%                   4.31%
Year Ended 4/30/00                    $          85         0.50%         4.19%                   0.70%                   3.99%

INTERMEDIATE TAX FREE INCOME FUND
9/1/03 Through 2/29/04                $         424         0.50%         3.83%                   0.59%                   3.74%
Year Ended 8/31/03                    $         484         0.50%         3.89%                   0.59%                   3.80%
9/10/01(d) Through 8/31/02            $         642         0.50%         4.02%                   0.58%                   3.94%

NEW YORK INTERMEDIATE TAX FREE
INCOME FUND
9/1/03 Through 2/29/04                $         207         0.50%         3.61%                   0.61%                   3.50%
Year Ended 8/31/03                    $         229         0.50%         3.70%                   0.60%                   3.60%
9/10/01* Through 8/31/02              $         298         0.50%         3.85%                   0.62%                   3.73%

                                      RATIOS/SUPPLEMENTAL DATA:
                                      ------------------------
                                                     PORTFOLIO
                                                      TURNOVER
                                                          RATE(a)
CALIFORNIA BOND FUND
9/1/03 Through 2/29/04                                      20%
Year Ended 8/31/03                                          49%
Year Ended 8/31/02                                          65%
5/1/01 Through 8/31/01(d)                                   29%
Year Ended 4/30/01                                          55%
Year Ended 4/30/00                                          87%

INTERMEDIATE TAX FREE INCOME FUND
9/1/03 Through 2/29/04                                      28%
Year Ended 8/31/03                                          56%
9/10/01(d) Through 8/31/02                                  71%

NEW YORK INTERMEDIATE TAX FREE
INCOME FUND
9/1/03 Through 2/29/04                                      18%
Year Ended 8/31/03                                          38%
9/10/01* Through 8/31/02                                    75%

(d) The Fund changed its fiscal year end from April 30 to August 31. # Short periods have been annualized.
  ! Rounds to less than .005.

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT CLASS SHARES

                                                 PER SHARE OPERATING PERFORMANCE:
                                      ----------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                                   ---------------------------------------
                                                                   NET GAINS
                                                                OR LOSSES ON
                                       NET ASSET          NET     SECURITIES
                                          VALUE,   INVESTMENT          (BOTH    TOTAL FROM
                                       BEGINNING       INCOME   REALIZED AND    INVESTMENT
                                       OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS
CALIFORNIA BOND FUND
9/1/03 Through 2/29/04                $    10.80         0.19           0.38          0.57
Year Ended 8/31/03                    $    11.07         0.39          (0.23)         0.16
Year Ended 8/31/02                    $    10.91         0.40           0.16          0.56
5/1/01 Through 8/31/01(d)             $    10.53         0.14           0.41          0.55
Year Ended 4/30/01                    $    10.20         0.45           0.33          0.78
Year Ended 4/30/00                    $    10.57         0.41          (0.36)         0.05
Year Ended 4/30/99                    $    10.35         0.40           0.26          0.66

INTERMEDIATE TAX FREE
INCOME FUND**
9/1/03 Through 2/29/04                $    10.93         0.20           0.37          0.57
Year Ended 8/31/03                    $    11.15         0.42          (0.15)         0.27
Year Ended 8/31/02                    $    10.98         0.43           0.21          0.64
Year Ended 8/31/01                    $    10.46         0.44           0.52          0.96
Year Ended 8/31/00                    $    10.42         0.46           0.10          0.56
Year Ended 8/31/99                    $    10.93         0.52          (0.39)         0.13

NEW JERSEY TAX FREE
INCOME FUND**
9/1/03 Through 2/29/04                $    10.09         0.16           0.45          0.61
Year Ended 8/31/03                    $    10.34         0.34          (0.08)         0.26
Year Ended 8/31/02                    $    10.33         0.37           0.20          0.57
Year Ended 8/31/01                    $     9.73         0.42           0.60          1.02
Year Ended 8/31/00                    $     9.61         0.44           0.12          0.56
Year Ended 8/31/99                    $    10.24         0.49          (0.45)         0.04

                                            PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------
                                                   LESS DISTRIBUTIONS:
                                      ------------------------------------------
                                       DIVIDENDS
                                        FROM NET   DISTRIBUTIONS
                                      INVESTMENT    FROM CAPITAL           TOTAL
                                          INCOME           GAINS   DISTRIBUTIONS
CALIFORNIA BOND FUND
9/1/03 Through 2/29/04                      0.19            0.24            0.43
Year Ended 8/31/03                          0.39            0.04            0.43
Year Ended 8/31/02                          0.40              --            0.40
5/1/01 Through 8/31/01(d)                   0.14            0.03            0.17
Year Ended 4/30/01                          0.45              --            0.45
Year Ended 4/30/00                          0.41            0.01            0.42
Year Ended 4/30/99                          0.40            0.04            0.44

INTERMEDIATE TAX FREE
INCOME FUND**
9/1/03 Through 2/29/04                      0.20            0.08            0.28
Year Ended 8/31/03                          0.42            0.07            0.49
Year Ended 8/31/02                          0.43            0.04            0.47
Year Ended 8/31/01                          0.44              --            0.44
Year Ended 8/31/00                          0.46            0.06            0.52
Year Ended 8/31/99                          0.52            0.12            0.64

NEW JERSEY TAX FREE
INCOME FUND**
9/1/03 Through 2/29/04                      0.16            0.32            0.48
Year Ended 8/31/03                          0.34            0.17            0.51
Year Ended 8/31/02                          0.37            0.19            0.56
Year Ended 8/31/01                          0.42              --            0.42
Year Ended 8/31/00                          0.44              --            0.44
Year Ended 8/31/99                          0.49            0.18            0.67

 ** Effective September 10, 2001 the share class was renamed from Institutional to Select in connection with the Fund's re-organization.
(a) Not annualized for periods less than one year.
(d) The Fund changed its fiscal year end from April 30 to August 31.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                            PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------
                                                NET ASSET
                                               VALUE, END                 TOTAL
                                                OF PERIOD                RETURN(a)
CALIFORNIA BOND FUND
9/1/03 Through 2/29/04                         $    10.94                  5.43%
Year Ended 8/31/03                             $    10.80                  1.45%
Year Ended 8/31/02                             $    11.07                  5.31%
5/1/01 Through 8/31/01(d)                      $    10.91                  5.31%
Year Ended 4/30/01                             $    10.53                  7.77%
Year Ended 4/30/00                             $    10.20                  0.60%
Year Ended 4/30/99                             $    10.57                  6.43%

INTERMEDIATE TAX FREE
INCOME FUND**
9/1/03 Through 2/29/04                         $    11.22                  5.26%
Year Ended 8/31/03                             $    10.93                  2.44%
Year Ended 8/31/02                             $    11.15                  5.99%
Year Ended 8/31/01                             $    10.98                  9.35%
Year Ended 8/31/00                             $    10.46                  5.54%
Year Ended 8/31/99                             $    10.42                  1.15%

NEW JERSEY TAX FREE
INCOME FUND**
9/1/03 Through 2/29/04                         $    10.22                  6.17%
Year Ended 8/31/03                             $    10.09                  2.58%
Year Ended 8/31/02                             $    10.34                  5.82%
Year Ended 8/31/01                             $    10.33                 10.69%
Year Ended 8/31/00                             $     9.73                  6.08%
Year Ended 8/31/99                             $     9.61                  0.37%

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                      ----------------------------------------------------------------------------------------
                                                                            RATIOS TO AVERAGE NET ASSETS: #
                                                        ----------------------------------------------------------------------
                                                                                                                NET INVESTMENT
                                        NET ASSETS,                        NET                EXPENSES                  INCOME
                                             END OF                 INVESTMENT        WITHOUT WAIVERS,        WITHOUT WAIVERS,
                                             PERIOD          NET        INCOME          REIMBURSEMENTS          REIMBURSEMENTS
                                      (IN MILLIONS)     EXPENSES        (LOSS)    AND EARNINGS CREDITS    AND EARNINGS CREDITS
CALIFORNIA BOND FUND
9/1/03 Through 2/29/04                $          35         0.65%         3.43%                   0.87%                   3.21%
Year Ended 8/31/03                    $          36         0.65%         3.51%                   0.84%                   3.32%
Year Ended 8/31/02                    $          46         0.65%         3.63%                   0.88%                   3.40%
5/1/01 Through 8/31/01(d)             $          31         0.65%         3.84%                   0.78%                   3.71%
Year Ended 4/30/01                    $          33         0.65%         4.25%                   0.78%                   4.12%
Year Ended 4/30/00                    $          14         0.65%         3.99%                   0.85%                   3.79%
Year Ended 4/30/99                    $          17         0.65%         3.76%                   0.87%                   3.54%

INTERMEDIATE TAX FREE
INCOME FUND**
9/1/03 Through 2/29/04                $       1,137         0.66%         3.67%                   0.74%                   3.59%
Year Ended 8/31/03                    $       1,159         0.66%         3.73%                   0.74%                   3.65%
Year Ended 8/31/02                    $       1,155         0.66%         3.88%                   0.74%                   3.80%
Year Ended 8/31/01                    $         728         0.74%         4.10%                   0.75%                   4.09%
Year Ended 8/31/00                    $         694         0.57%         4.49%                   0.66%                   4.40%
Year Ended 8/31/99                    $         729         0.03%         4.81%                   0.50%                   4.34%

NEW JERSEY TAX FREE
INCOME FUND**
9/1/03 Through 2/29/04                $          70         0.75%         3.18%                   0.91%                   3.02%
Year Ended 8/31/03                    $          72         0.75%         3.35%                   0.90%                   3.20%
Year Ended 8/31/02                    $          83         0.75%         3.64%                   0.89%                   3.50%
Year Ended 8/31/01                    $          82         0.75%         4.18%                   0.93%                   4.00%
Year Ended 8/31/00                    $          73         0.59%         4.67%                   0.82%                   4.44%
Year Ended 8/31/99                    $          68         0.04%         4.94%                   0.63%                   4.35%

                                      RATIOS/SUPPLEMENTAL DATA:
                                      ------------------------
                                                     PORTFOLIO
                                                      TURNOVER
                                                          RATE(a)
CALIFORNIA BOND FUND
9/1/03 Through 2/29/04                                      20%
Year Ended 8/31/03                                          49%
Year Ended 8/31/02                                          65%
5/1/01 Through 8/31/01(d)                                   29%
Year Ended 4/30/01                                          55%
Year Ended 4/30/00                                          87%
Year Ended 4/30/99                                          40%

INTERMEDIATE TAX FREE
INCOME FUND**
9/1/03 Through 2/29/04                                      28%
Year Ended 8/31/03                                          56%
Year Ended 8/31/02                                          71%
Year Ended 8/31/01                                          43%
Year Ended 8/31/00                                          60%
Year Ended 8/31/99                                          62%

NEW JERSEY TAX FREE
INCOME FUND**
9/1/03 Through 2/29/04                                      34%
Year Ended 8/31/03                                          59%
Year Ended 8/31/02                                          75%
Year Ended 8/31/01                                          48%
Year Ended 8/31/00                                          48%
Year Ended 8/31/99                                          24%

# Short periods have been annualized.
! Rounds to less than .005.

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT CLASS SHARES

                                                 PER SHARE OPERATING PERFORMANCE:
                                      ----------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                                   ---------------------------------------
                                                                   NET GAINS
                                                                OR LOSSES ON
                                       NET ASSET          NET     SECURITIES
                                          VALUE,   INVESTMENT          (BOTH    TOTAL FROM
                                       BEGINNING       INCOME   REALIZED AND    INVESTMENT
                                       OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS
NEW YORK INTERMEDIATE TAX FREE
INCOME FUND**
9/1/03 Through 2/29/04                $     7.37         0.13           0.29          0.42
Year Ended 8/31/03                    $     7.46         0.26@         (0.09)         0.17
Year Ended 8/31/02                    $     7.38         0.26@          0.09          0.35
Year Ended 8/31/01                    $     7.01         0.29           0.37          0.66
Year Ended 8/31/00                    $     6.91         0.31           0.10          0.41
Year Ended 8/31/99                    $     7.29         0.35          (0.31)         0.04

TAX FREE INCOME FUND**
9/1/03 Through 2/29/04                $     6.48         0.13           0.28          0.41
Year Ended 8/31/03                    $     6.65         0.26@         (0.12)         0.14
Year Ended 8/31/02                    $     6.57         0.28@          0.08          0.36
Year Ended 8/31/01                    $     6.25         0.29           0.32          0.61
Year Ended 8/31/00                    $     6.19         0.30           0.06          0.36
Year Ended 8/31/99                    $     6.60         0.34          (0.37)        (0.03)

                                            PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------
                                                   LESS DISTRIBUTIONS:
                                      ------------------------------------------
                                       DIVIDENDS
                                        FROM NET   DISTRIBUTIONS
                                      INVESTMENT    FROM CAPITAL           TOTAL
                                          INCOME           GAINS   DISTRIBUTIONS
NEW YORK INTERMEDIATE TAX FREE
INCOME FUND**
9/1/03 Through 2/29/04                      0.13            0.11            0.24
Year Ended 8/31/03                          0.26              --!           0.26
Year Ended 8/31/02                          0.26            0.01            0.27
Year Ended 8/31/01                          0.29              --            0.29
Year Ended 8/31/00                          0.31              --            0.31
Year Ended 8/31/99                          0.35            0.07            0.42

TAX FREE INCOME FUND**
9/1/03 Through 2/29/04                      0.13            0.09            0.22
Year Ended 8/31/03                          0.26            0.05            0.31
Year Ended 8/31/02                          0.28              --            0.28
Year Ended 8/31/01                          0.29              --            0.29
Year Ended 8/31/00                          0.30              --            0.30
Year Ended 8/31/99                          0.34            0.04            0.38

 ** Effective September 10, 2001 the share class was renamed from Institutional to Select in connection with the Fund's re-organization.
  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                            PER SHARE OPERATING PERFORMANCE:
                                      ------------------------------------------
                                                NET ASSET
                                               VALUE, END                 TOTAL
                                                OF PERIOD                RETURN(a)
NEW YORK INTERMEDIATE TAX FREE
INCOME FUND**
9/1/03 Through 2/29/04                         $     7.55                  5.70%
Year Ended 8/31/03                             $     7.37                  2.32%
Year Ended 8/31/02                             $     7.46                  4.99%
Year Ended 8/31/01                             $     7.38                  9.68%
Year Ended 8/31/00                             $     7.01                  6.13%
Year Ended 8/31/99                             $     6.91                  0.38%

TAX FREE INCOME FUND**
9/1/03 Through 2/29/04                         $     6.67                  6.35%
Year Ended 8/31/03                             $     6.48                  2.14%
Year Ended 8/31/02                             $     6.65                  5.61%
Year Ended 8/31/01                             $     6.57                 10.00%
Year Ended 8/31/00                             $     6.25                  6.11%
Year Ended 8/31/99                             $     6.19                 (0.63%)

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                      ----------------------------------------------------------------------------------------
                                                                            RATIOS TO AVERAGE NET ASSETS: #
                                                        ----------------------------------------------------------------------
                                                                                                                NET INVESTMENT
                                        NET ASSETS,                        NET                EXPENSES                  INCOME
                                             END OF                 INVESTMENT        WITHOUT WAIVERS,        WITHOUT WAIVERS,
                                             PERIOD          NET        INCOME          REIMBURSEMENTS          REIMBURSEMENTS
                                      (IN MILLIONS)     EXPENSES        (LOSS)    AND EARNINGS CREDITS    AND EARNINGS CREDITS
NEW YORK INTERMEDIATE TAX FREE
INCOME FUND**
9/1/03 Through 2/29/04                $         413         0.72%         3.39%                   0.76%                   3.35%
Year Ended 8/31/03                    $         410         0.72%         3.48%                   0.75%                   3.45%
Year Ended 8/31/02                    $         474         0.72%         3.63%                   0.76%                   3.59%
Year Ended 8/31/01                    $         302         0.75%         4.10%                   0.79%                   4.06%
Year Ended 8/31/00                    $         277         0.58%         4.48%                   0.70%                   4.36%
Year Ended 8/31/99                    $         295         0.04%         4.85%                   0.53%                   4.36%

TAX FREE INCOME FUND**
9/1/03 Through 2/29/04                $         652         0.75%         3.91%                   0.75%                   3.91%
Year Ended 8/31/03                    $         663         0.75%         3.95%                   0.75%                   3.95%
Year Ended 8/31/02                    $         796         0.75%         4.23%                   0.75%                   4.23%
Year Ended 8/31/01                    $         798         0.74%         4.56%                   0.76%                   4.54%
Year Ended 8/31/00                    $         753         0.57%         4.98%                   0.66%                   4.89%
Year Ended 8/31/99                    $         744         0.03%         5.25%                   0.50%                   4.78%

                                      RATIOS/SUPPLEMENTAL DATA:
                                      ------------------------
                                                     PORTFOLIO
                                                      TURNOVER
                                                          RATE(a)
NEW YORK INTERMEDIATE TAX FREE
INCOME FUND**
9/1/03 Through 2/29/04                                      18%
Year Ended 8/31/03                                          38%
Year Ended 8/31/02                                          75%
Year Ended 8/31/01                                          33%
Year Ended 8/31/00                                          46%
Year Ended 8/31/99                                          39%

TAX FREE INCOME FUND**
9/1/03 Through 2/29/04                                      15%
Year Ended 8/31/03                                          36%
Year Ended 8/31/02                                          94%
Year Ended 8/31/01                                          57%
Year Ended 8/31/00                                          35%
Year Ended 8/31/99                                          39%

# Short periods have been annualized.
! Rounds to less than .005.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FAMILY OF FUNDS

U.S. EQUITY FUNDS

CAPITAL GROWTH FUND
DISCIPLINED EQUITY FUND
DIVERSIFIED FUND
DYNAMIC SMALL CAP FUND
EQUITY GROWTH FUND
EQUITY INCOME FUND
GROWTH AND INCOME FUND
MID CAP EQUITY FUND
MID CAP GROWTH FUND
MID CAP VALUE FUND
SMALL CAP EQUITY FUND
SMALL CAP GROWTH FUND
TRUST SMALL CAP EQUITY FUND
U.S. EQUITY FUND
U.S. SMALL COMPANY FUND
U.S. SMALL COMPANY OPPORTUNITIES FUND
VALUE OPPORTUNITIES FUND

INTERNATIONAL EQUITY FUNDS

FLEMING ASIA EQUITY FUND
FLEMING EMERGING MARKETS EQUITY FUND
FLEMING EUROPEAN FUND
FLEMING INTERNATIONAL EQUITY FUND
FLEMING INTERNATIONAL GROWTH FUND
FLEMING INTERNATIONAL OPPORTUNITIES FUND
FLEMING INTERNATIONAL VALUE FUND
FLEMING JAPAN FUND

SPECIALTY FUNDS

GLOBAL 50 FUND
GLOBAL HEALTHCARE FUND
MARKET NEUTRAL FUND

TAX AWARE FUNDS

FLEMING TAX AWARE INTERNATIONAL
    OPPORTUNITIES FUND
TAX AWARE DISCIPLINED EQUITY FUND
TAX AWARE ENHANCED INCOME FUND
TAX AWARE LARGE CAP GROWTH FUND
TAX AWARE LARGE CAP VALUE FUND
TAX AWARE SHORT-INTERMEDIATE INCOME FUND
TAX AWARE U.S. EQUITY FUND

INCOME FUNDS

BOND FUND
BOND FUND II
ENHANCED INCOME FUND
FLEMING EMERGING MARKETS DEBT FUND
GLOBAL STRATEGIC INCOME FUND
SHORT TERM BOND FUND
SHORT TERM BOND FUND II
STRATEGIC INCOME FUND
U.S. TREASURY INCOME FUND

TAX FREE FUNDS

CALIFORNIA BOND FUND
INTERMEDIATE TAX FREE INCOME FUND
NEW JERSEY TAX FREE INCOME FUND
NEW YORK INTERMEDIATE TAX FREE INCOME FUND
TAX FREE INCOME FUND

MONEY MARKET FUNDS

100% U.S. TREASURY SECURITIES
    MONEY MARKET FUND
CALIFORNIA TAX FREE MONEY MARKET FUND
FEDERAL MONEY MARKET FUND
LIQUID ASSETS MONEY MARKET FUND
NEW YORK TAX FREE MONEY MARKET FUND
PRIME MONEY MARKET FUND
TAX FREE MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND

UNDISCOVERED MANAGERS FUNDS

BEHAVIORAL GROWTH FUND
BEHAVIORAL VALUE FUND
REIT FUND
SMALL CAP GROWTH FUND

               FUNDS MAY BE REGISTERED UNDER SEPARATE REGISTRANTS.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]


JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

Investors should carefully read the fund prospectus which includes information on the Fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

A list of portfolio holdings is available fifteen days after month end upon request. Please contact yourJPMorgan Fleming representative or call 1-800-766-7722 to obtain further information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-348-4782 and on the Commission's website at http://www.sec.gov.

JPMorgan Funds Fulfillment Center                                   PRSRT STD
   600 North Bedford Street                                       U.S. POSTAGE
   East Bridgewater, MA 02333                                         PAID
                                                                   PERMIT 2891
                                                                 KANSAS CITY, MO


(C) J.P. Morgan Chase & Co., 2004 All rights reserved. April 2004.    SAN-TF-204

ITEM 2. CODE OF ETHICS.

     (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                (i) Has at least one audit committee financial expert serving on its audit committee; or

                (ii) Does not have an audit committee financial expert serving on its audit committee.

         (2) If the registrant provides the disclosure required by paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

     (3) If the registrant provides the disclosure required by paragraph
         (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      J.P. Morgan Mutual Fund Select Trust
            --------------------------------------------------------------------

By (Signature and Title)*         /s/ Patricia A. Maleski
                         -------------------------------------------------------
                                  Patricia A. Maleski, Treasurer

Date             April 29, 2004
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Patricia A. Maleski
                         -------------------------------------------------------
                                  Patricia A. Maleski, Treasurer

Date             April 29, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*         /s/ George C.W. Gatch
                         -------------------------------------------------------
                                  George C.W. Gatch, President

Date             April 29, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.